UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2017

Adaptive Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Microsoft Corp.	2.2%
Apple, Inc.	2.0%
RealPage, Inc.	1.8%
Alphabet, Inc., Class A	1.7%
Corning, Inc.	1.6%
Blue Buffalo Pet Products, Inc.	1.6%
Monster Beverage Corp.	1.5%
Home Depot, Inc. (The)	1.4%
Wal-Mart Stores, Inc.	1.4%
T-Mobile US, Inc.	1.4%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.0%
Software	4.3%
Equity Real Estate Investment Trusts (REITs)	4.3%
Health Care Providers and Services	4.0%
Media	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,147.40	$6.12	1.15%
Investor Class (before waiver)	$1,000	$1,147.40(2)	$6.66	1.25%
I Class (after waiver)	$1,000	$1,148.20	$5.06	0.95%
I Class (before waiver)	$1,000	$1,148.20(2)	$5.59	1.05%
A Class (after waiver)	$1,000	$1,099.30(3)	$6.08(4)	1.40%
A Class (before waiver)	$1,000	$1,099.30(2)(3)	$6.51(4)	1.50%
R Class (after waiver)	$1,000	$1,098.10(3)	$7.16(4)	1.65%
R Class (before waiver)	$1,000	$1,098.10(2)(3)	$7.59(4)	1.75%
R6 Class (after waiver)	$1,000	$1,101.40(3)	$3.48(4)	0.80%
R6 Class (before waiver)	$1,000	$1,101.40(2)(3)	$3.91(4)	0.90%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.09	$5.76	1.15%
Investor Class (before waiver)	$1,000	$1,018.60	$6.26	1.25%
I Class (after waiver)	$1,000	$1,020.08	$4.76	0.95%
I Class (before waiver)	$1,000	$1,019.59	$5.26	1.05%
A Class (after waiver)	$1,000	$1,017.85(5)	$7.00(5)	1.40%
A Class (before waiver)	$1,000	$1,017.36(5)	$7.50(5)	1.50%
R Class (after waiver)	$1,000	$1,016.61(5)	$8.25(5)	1.65%
R Class (before waiver)	$1,000	$1,016.12(5)	$8.75(5)	1.75%
R6 Class (after waiver)	$1,000	$1,020.83(5)	$4.01(5)	0.80%
R6 Class (before waiver)	$1,000	$1,020.33(5)	$4.51(5)	0.90%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from December 1, 2016 (commencement of sale) through April 30, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 151, the number of days in the period from December 1, 2016 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.2%
Curtiss-Wright Corp.	14,033	$1,311,524
General Dynamics Corp.	4,792	928,642
		2,240,166
Air Freight and Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.(1)	10,624	616,192
Airlines — 0.8%
Southwest Airlines Co.	15,108	849,372
Automobiles — 0.5%
Ford Motor Co.	40,325	462,528
Banks — 2.0%
U.S. Bancorp	23,373	1,198,567
Wells Fargo & Co.	6,490	349,422
Westamerica Bancorporation	7,629	419,748
		1,967,737
Beverages — 2.0%
Molson Coors Brewing Co., Class B	5,170	495,751
Monster Beverage Corp.(1)	33,570	1,523,407
		2,019,158
Biotechnology — 1.8%
AbbVie, Inc.	10,626	700,678
Amgen, Inc.	6,609	1,079,382
		1,780,060
Building Products — 0.3%
Simpson Manufacturing Co., Inc.	7,024	292,971
Capital Markets — 2.6%
E*TRADE Financial Corp.(1)	13,967	482,560
Janus Capital Group, Inc.	79,375	1,084,263
Morgan Stanley	17,397	754,508
Virtus Investment Partners, Inc.	2,581	274,618
		2,595,949
Chemicals — 0.9%
Tronox Ltd., Class A	57,437	948,285
Communications Equipment — 1.5%
Cisco Systems, Inc.	35,238	1,200,558
Sierra Wireless, Inc.(1)	10,066	254,670
		1,455,228
Consumer Finance — 2.3%
American Express Co.	15,468	1,225,839
Green Dot Corp., Class A(1)	31,944	1,095,360
		2,321,199
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	5,868	969,452
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	20,064	795,136

6

	Shares	Value
Nippon Telegraph & Telephone Corp. ADR	9,320	$399,828
		1,194,964
Electric Utilities — 2.1%
Exelon Corp.	13,033	451,333
Great Plains Energy, Inc.	43,535	1,288,200
Westar Energy, Inc.	7,199	374,564
		2,114,097
Electrical Equipment — 1.3%
Rockwell Automation, Inc.	8,348	1,313,558
Electronic Equipment, Instruments and Components — 2.6%
Corning, Inc.	55,405	1,598,434
Knowles Corp.(1)	58,611	1,039,173
		2,637,607
Equity Real Estate Investment Trusts (REITs) — 4.3%
American Tower Corp.	9,528	1,199,956
Ashford Hospitality Prime, Inc.	35,096	371,667
CareTrust REIT, Inc.	58,611	997,559
DuPont Fabros Technology, Inc.	12,755	657,520
InfraREIT, Inc.(1)	25,582	488,616
Macerich Co. (The)	3,857	240,793
Uniti Group, Inc.(1)	11,592	318,316
		4,274,427
Food and Staples Retailing — 2.9%
CVS Health Corp.	10,682	880,624
PriceSmart, Inc.	7,168	623,258
Wal-Mart Stores, Inc.	18,572	1,396,243
		2,900,125
Food Products — 2.6%
Blue Buffalo Pet Products, Inc.(1)	63,627	1,568,406
General Mills, Inc.	5,348	307,563
Post Holdings, Inc.(1)	8,988	756,700
		2,632,669
Gas Utilities — 0.6%
ONE Gas, Inc.	8,207	564,888
Health Care Equipment and Supplies — 1.1%
Varian Medical Systems, Inc.(1)	12,675	1,150,130
Health Care Providers and Services — 4.0%
Anthem, Inc.	7,741	1,377,046
Cardinal Health, Inc.	12,206	886,034
Cross Country Healthcare, Inc.(1)	74,804	1,045,012
HCA Holdings, Inc.(1)	7,968	670,985
		3,979,077
Hotels, Restaurants and Leisure — 1.2%
Buffalo Wild Wings, Inc.(1)	5,039	793,894
Wynn Resorts Ltd.	2,981	366,693
		1,160,587
Household Products — 0.4%
Procter & Gamble Co. (The)	4,390	383,379
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	18,765	1,108,261

7

	Shares	Value
Industrial Conglomerates — 2.1%
3M Co.	5,607	$1,098,019
General Electric Co.	32,932	954,698
		2,052,717
Insurance — 2.3%
Aon plc	8,079	968,187
Chubb Ltd.	9,467	1,299,346
		2,267,533
Internet and Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)	742	686,343
Netflix, Inc.(1)	6,140	934,508
Nutrisystem, Inc.	24,112	1,288,786
		2,909,637
Internet Software and Services — 2.7%
Alphabet, Inc., Class A(1)	1,836	1,697,419
Momo, Inc. ADR(1)	19,849	753,865
NIC, Inc.	13,620	290,787
		2,742,071
IT Services — 3.2%
Conduent, Inc.(1)	20,202	329,495
CoreLogic, Inc.(1)	21,946	937,972
Euronet Worldwide, Inc.(1)	4,101	338,824
EVERTEC, Inc.	38,260	606,421
Square, Inc.(1)	31,845	580,853
Visa, Inc., Class A	3,962	361,414
		3,154,979
Leisure Products — 0.6%
Callaway Golf Co.	46,965	556,535
Life Sciences Tools and Services — 1.5%
Cambrex Corp.(1)	7,897	468,687
Quintiles IMS Holdings, Inc.(1)	11,719	987,677
		1,456,364
Machinery — 1.7%
IDEX Corp.	10,423	1,091,913
Xylem Inc	10,914	561,089
		1,653,002
Media — 3.9%
Comcast Corp., Class A	30,797	1,206,934
Liberty Media Corp-Liberty Formula One, Class A(1)	21,942	744,053
Omnicom Group, Inc.	10,013	822,268
Walt Disney Co. (The)	9,718	1,123,401
		3,896,656
Metals and Mining — 0.9%
Compass Minerals International, Inc.	7,021	463,386
United States Steel Corp.	17,794	397,162
		860,548
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	35,604	750,176
Oil, Gas and Consumable Fuels — 7.0%
American Midstream Partners LP	85,003	1,262,295
Clean Energy Fuels Corp.(1)	208,206	508,023

8

	Shares	Value
ConocoPhillips	7,783	$372,884
EP Energy Corp., Class A(1)	206,097	931,558
Exxon Mobil Corp.	11,053	902,477
Laredo Petroleum, Inc.(1)	56,181	722,488
Marathon Oil Corp.	23,127	343,898
Marathon Petroleum Corp.	6,496	330,906
Occidental Petroleum Corp.	9,979	614,108
Williams Cos., Inc. (The)	33,904	1,038,479
		7,027,116
Paper and Forest Products — 0.5%
Domtar Corp.	11,668	462,636
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	5,825	507,591
Pharmaceuticals — 3.6%
Endo International plc(1)	50,001	568,511
Merck & Co., Inc.	11,378	709,191
Pfizer, Inc.	32,127	1,089,748
Phibro Animal Health Corp., Class A	18,700	556,325
Sanofi ADR	13,265	627,434
		3,551,209
Professional Services — 1.1%
Equifax, Inc.	8,095	1,095,334
Road and Rail — 0.6%
Saia, Inc.(1)	11,689	562,825
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	17,030	691,588
Intel Corp.	36,683	1,326,091
Kulicke & Soffa Industries, Inc.(1)	22,079	492,803
NVIDIA Corp.	3,512	366,302
STMicroelectronics NV	37,121	593,565
Texas Instruments, Inc.	3,768	298,350
		3,768,699
Software — 4.3%
Intuit, Inc.	3,241	405,805
Microsoft Corp.	31,715	2,171,209
RealPage, Inc.(1)	47,519	1,760,579
		4,337,593
Specialty Retail — 3.1%
Home Depot, Inc. (The)	9,175	1,432,218
Lowe's Cos., Inc.	15,238	1,293,401
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	1,150	323,656
		3,049,275
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	13,582	1,951,055
Hewlett Packard Enterprise Co.	34,848	649,218
Seagate Technology plc	7,808	328,951
		2,929,224
Thrifts and Mortgage Finance — 3.3%
Essent Group Ltd.(1)	35,974	1,331,398
Northwest Bancshares, Inc.	66,713	1,076,748

9

	Shares	Value
Radian Group, Inc.	51,358	$866,923
		3,275,069
Tobacco — 1.1%
Altria Group, Inc.	15,823	1,135,775
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(1)	20,550	1,382,399
TOTAL COMMON STOCKS (Cost $83,444,254)		99,317,029
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $320,771), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $314,571)		314,553
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $321,413), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $314,006)		314,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	979	979
TOTAL TEMPORARY CASH INVESTMENTS (Cost $629,532)		629,532
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $84,073,786)		99,946,561
OTHER ASSETS AND LIABILITIES — (0.2)%		(202,512)
TOTAL NET ASSETS — 100.0%		$99,744,049

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	149,154	USD	158,697	UBS AG	6/30/17	$4,258
EUR	257,316	USD	276,791	UBS AG	6/30/17	4,334
EUR	28,004	USD	30,105	UBS AG	6/30/17	490
USD	1,434,080	EUR	1,316,080	UBS AG	6/30/17	(3,775)
USD	36,889	EUR	34,445	UBS AG	6/30/17	(744)
USD	28,886	EUR	26,489	UBS AG	6/30/17	(54)
JPY	1,278,336	USD	11,533	Credit Suisse AG	6/30/17	(38)
JPY	1,240,314	USD	11,279	Credit Suisse AG	6/30/17	(126)
JPY	990,021	USD	9,093	Credit Suisse AG	6/30/17	(191)
USD	365,092	JPY	40,119,429	Credit Suisse AG	6/30/17	4,346
USD	9,353	JPY	1,037,683	Credit Suisse AG	6/30/17	22
						$8,522

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $84,073,786)	$99,946,561
Receivable for capital shares sold	9,235
Unrealized appreciation on forward foreign currency exchange contracts	13,450
Dividends and interest receivable	66,149
100,035,395

Liabilities
Payable for investments purchased	183,176
Payable for capital shares redeemed	10,137
Unrealized depreciation on forward foreign currency exchange contracts	4,928
Accrued management fees	93,083
Distribution and service fees payable	22
291,346

Net Assets	$99,744,049

Net Assets Consist of:
Capital (par value and paid-in surplus)	$81,013,852
Undistributed net investment income	70,372
Undistributed net realized gain	2,778,528
Net unrealized appreciation	15,881,297
$99,744,049

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$96,392,596	8,636,495	$11.16
I Class, $0.01 Par Value	$2,996,809	262,562	$11.41
A Class, $0.01 Par Value	$27,482	2,443	$11.25*
R Class, $0.01 Par Value	$40,405	3,595	$11.24
R6 Class, $0.01 Par Value	$286,757	24,861	$11.53
*Maximum offering price $11.94 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,324)	$848,069
Interest	683
848,752

Expenses:
Management fees	596,838
Distribution and service fees:
A Class	27
R Class	66
Directors' fees and expenses	1,369
Other expenses	187
598,487
Fees waived(1)	(47,994)
550,493

Net investment income (loss)	298,259

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,148,094
Foreign currency transactions	37,431
4,185,525

Change in net unrealized appreciation (depreciation) on:
Investments	8,722,687
Translation of assets and liabilities in foreign currencies	(27,713)
8,694,974

Net realized and unrealized gain (loss)	12,880,499

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,178,758

(1)	Amount consists of $46,445, $1,497, $11, $13 and $28 for the Investor Class, I Class, A Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$298,259	$993,300
Net realized gain (loss)	4,185,525	(1,249,801)
Change in net unrealized appreciation (depreciation)	8,694,974	2,029,647
Net increase (decrease) in net assets resulting from operations	13,178,758	1,773,146

Distributions to Shareholders
From net investment income:
Investor Class	(897,365)	(1,053,460)
I Class	(33,360)	(32,985)
A Class	(15)	—
R Class	(10)	—
R6 Class	(28)	—
From net realized gains:
Investor Class	—	(9,000,208)
I Class	—	(238,821)
Decrease in net assets from distributions	(930,778)	(10,325,474)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,121,514)	(2,638,765)

Redemption Fees
Increase in net assets from redemption fees	685	2,101

Net increase (decrease) in net assets	9,127,151	(11,188,992)

Net Assets
Beginning of period	90,616,898	101,805,890
End of period	$99,744,049	$90,616,898

Undistributed net investment income	$70,372	$702,891

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Adaptive Equity Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the A Class, R Class and R6 Class commenced on December 1, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

14

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2017, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2017 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.000% to 1.250%	1.25%	1.15%
I Class	0.800% to 1.050%	1.05%	0.95%
A Class	1.000% to 1.250%	1.25%	1.15%
R Class	1.000% to 1.250%	1.25%	1.15%
R6 Class	0.650% to 0.900%	0.90%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $577,772 and $424,131, respectively. The effect of interfund transactions on the Statement of Operations was $79,381 in net realized gain (loss) on investment transactions.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $39,064,216 and $42,459,668, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		200,000,000
Sold	278,153	$2,962,071	611,237	$5,868,811
Issued in reinvestment of distributions	82,377	870,726	1,052,445	9,808,781
Redeemed	(677,192)	(7,188,455)	(1,942,395)	(18,588,341)
	(316,662)	(3,355,658)	(278,713)	(2,910,749)
I Class/Shares Authorized	70,000,000		90,000,000
Sold	14,720	158,429	19,452	191,524
Issued in reinvestment of distributions	3,089	33,360	28,551	271,806
Redeemed	(26,931)	(299,904)	(19,365)	(191,346)
	(9,122)	(108,115)	28,638	271,984
A Class/Shares Authorized	40,000,000		N/A
Sold	2,442	25,000
Issued in reinvestment of distributions	1	15
	2,443	25,015
R Class/Shares Authorized	40,000,000		N/A
Sold	3,594	37,564
Issued in reinvestment of distributions	1	10
	3,595	37,574
R6 Class/Shares Authorized	40,000,000		N/A
Sold	24,858	279,642
Issued in reinvestment of distributions	3	28
	24,861	279,670
Net increase (decrease)	(294,885)	$(3,121,514)	(250,075)	$(2,638,765)

(1)	December 1, 2016 (commencement of sale) through April 30, 2017 for the A Class, R Class and R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$99,317,029	—	—
Temporary Cash Investments	979	$628,553	—
	$99,318,008	$628,553	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$13,450	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,928	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,205,260.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $13,450 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,928 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $37,431 in net realized gain (loss) on foreign currency transactions and $(27,713) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$84,144,063
Gross tax appreciation of investments	$17,751,125
Gross tax depreciation of investments	(1,948,627)
Net tax appreciation (depreciation) of investments	$15,802,498

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

As of October 31, 2016, the fund had accumulated short-term capital losses of $(1,356,809), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.82	0.03	1.41	1.44	(0.10)	—	(0.10)	$11.16	14.74%	1.15%(4)	1.25%(4)	0.62%(4)	0.52%(4)	41%	$96,393
2016	$10.74	0.10	0.08	0.18	(0.12)	(0.98)	(1.10)	$9.82	2.20%	1.23%	1.25%	1.04%	1.02%	116%	$87,888
2015	$10.15	0.06	0.59	0.65	(0.06)	—	(0.06)	$10.74	6.40%	1.26%	1.26%	0.54%	0.54%	185%	$99,141
2014	$9.08	0.06	1.11	1.17	(0.10)	—	(0.10)	$10.15	12.96%	1.25%	1.25%	0.59%	0.59%	184%	$91,093
2013	$6.90	0.06	2.25	2.31	(0.13)	—	(0.13)	$9.08	34.11%	1.25%	1.25%	0.80%	0.80%	158%	$88,256
2012	$6.25	0.09	0.65	0.74	(0.09)	—	(0.09)	$6.90	12.03%	1.26%	1.26%	1.35%	1.35%	257%	$72,311
I Class(5)
2017(3)	$10.05	0.04	1.44	1.48	(0.12)	—	(0.12)	$11.41	14.82%	0.95%(4)	1.05%(4)	0.82%(4)	0.72%(4)	41%	$2,997
2016	$10.96	0.12	0.09	0.21	(0.14)	(0.98)	(1.12)	$10.05	2.47%	1.03%	1.05%	1.24%	1.22%	116%	$2,729
2015	$10.36	0.08	0.60	0.68	(0.08)	—	(0.08)	$10.96	6.58%	1.06%	1.06%	0.74%	0.74%	185%	$2,665
2014	$9.27	0.09	1.11	1.20	(0.11)	—	(0.11)	$10.36	13.13%	1.05%	1.05%	0.79%	0.79%	184%	$2,501
2013	$7.03	0.07	2.31	2.38	(0.14)	—	(0.14)	$9.27	34.41%	1.05%	1.05%	1.00%	1.00%	158%	$317
2012	$6.37	0.10	0.66	0.76	(0.10)	—	(0.10)	$7.03	12.18%	1.06%	1.06%	1.55%	1.55%	257%	$158
A Class
2017(6)	$10.24	0.01	1.01	1.02	(0.01)	—	(0.01)	$11.25	9.93%	1.40%(4)	1.50%(4)	0.18%(4)	0.08%(4)	41%(7)	$27

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(6)	$10.24	—(8)	1.00	1.00	—(8)	—	—(8)	$11.24	9.81%	1.65%(4)	1.75%(4)	(0.08)%(4)	(0.18)%(4)	41%(7)	$40
R6 Class
2017(6)	$10.48	0.01	1.05	1.06	(0.01)	—	(0.01)	$11.53	10.14%	0.80%(4)	0.90%(4)	0.31%(4)	0.21%(4)	41%(7)	$287

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	December 1, 2016 (commencement of sale) through April 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(8)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92364 1706

Semiannual Report

April 30, 2017

All Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc.*	7.2%
Facebook, Inc., Class A	3.8%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.6%
Microsoft Corp.	3.3%
Mastercard, Inc., Class A	2.4%
Lowe's Cos., Inc.	2.3%
Starbucks Corp.	2.2%
Newell Brands, Inc.	2.2%
FedEx Corp.	2.2%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	11.6%
Software	7.1%
IT Services	6.2%
Specialty Retail	5.5%
Health Care Equipment and Supplies	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,141.30	$5.31	1.00%
I Class	$1,000	$1,142.30	$4.25	0.80%
A Class	$1,000	$1,139.70	$6.63	1.25%
C Class	$1,000	$1,135.60	$10.59	2.00%
R Class	$1,000	$1,138.00	$7.95	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.9%
Cubic Corp.	62,450	$3,241,155
L3 Technologies, Inc.	35,641	6,122,055
		9,363,210
Air Freight and Logistics — 2.2%
FedEx Corp.	124,295	23,578,761
Airlines — 1.2%
American Airlines Group, Inc.	183,816	7,834,238
Spirit Airlines, Inc.(1)	90,937	5,207,962
		13,042,200
Automobiles — 0.6%
Tesla, Inc.(1)	19,926	6,258,159
Banks — 2.1%
BankUnited, Inc.	146,267	5,161,762
SVB Financial Group(1)	44,724	7,868,741
Zions Bancorp	238,190	9,534,746
		22,565,249
Beverages — 3.4%
Constellation Brands, Inc., Class A	63,774	11,003,566
Molson Coors Brewing Co., Class B	110,773	10,622,023
Monster Beverage Corp.(1)	330,329	14,990,330
		36,615,919
Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.(1)	105,228	13,446,034
Celgene Corp.(1)	71,186	8,830,623
Incyte Corp.(1)	50,873	6,322,496
Shire plc	218,940	12,865,613
Shire plc ADR	42,193	7,466,473
		48,931,239
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	23,870	3,952,633
CBOE Holdings, Inc.	45,795	3,773,966
Charles Schwab Corp. (The)	290,461	11,284,410
S&P Global, Inc.	47,146	6,326,522
SEI Investments Co.	125,618	6,370,089
		31,707,620
Chemicals — 1.1%
Axalta Coating Systems Ltd.(1)	114,801	3,601,307
Ingevity Corp.(1)	55,147	3,486,945
Scotts Miracle-Gro Co. (The), Class A	55,158	5,328,263
		12,416,515
Commercial Services and Supplies — 0.4%
Brink's Co. (The)	63,509	3,899,453
Communications Equipment — 0.2%
Palo Alto Networks, Inc.(1)	24,983	2,708,407

6

	Shares	Value
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	97,008	$5,327,679
Construction Materials — 1.1%
Vulcan Materials Co.	103,438	12,503,585
Consumer Finance — 0.5%
Discover Financial Services	90,433	5,660,201
Containers and Packaging — 1.0%
Ball Corp.	139,752	10,745,531
Electrical Equipment — 0.7%
AMETEK, Inc.	137,082	7,841,090
Electronic Equipment, Instruments and Components — 0.9%
Dolby Laboratories, Inc., Class A	183,500	9,675,955
Equity Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	101,100	9,564,060
SBA Communications Corp.(1)	76,513	9,678,129
		19,242,189
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	78,144	13,872,123
Food Products — 4.0%
Blue Buffalo Pet Products, Inc.(1)	235,372	5,801,920
Dean Foods Co.	184,059	3,633,325
Mondelez International, Inc., Class A	341,488	15,377,205
TreeHouse Foods, Inc.(1)	214,036	18,749,553
		43,562,003
Health Care Equipment and Supplies — 4.8%
Baxter International, Inc.	300,054	16,707,007
Hill-Rom Holdings, Inc.	50,915	3,851,211
Nevro Corp.(1)	57,319	5,400,596
NuVasive, Inc.(1)	82,418	5,976,129
Teleflex, Inc.	80,281	16,609,336
West Pharmaceutical Services, Inc.	40,668	3,742,676
		52,286,955
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	166,798	9,040,452
Centene Corp.(1)	63,443	4,720,159
Humana, Inc.	64,511	14,320,152
Universal Health Services, Inc., Class B	60,133	7,261,661
		35,342,424
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	16,542	7,848,683
Las Vegas Sands Corp.	121,190	7,148,998
MGM Resorts International	372,522	11,440,150
Starbucks Corp.	402,684	24,185,201
		50,623,032
Household Durables — 2.2%
Newell Brands, Inc.	497,731	23,761,678
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)	42,888	39,670,971
Duluth Holdings, Inc., Class B(1)	120,332	2,665,354
Expedia, Inc.	35,246	4,713,095

7

	Shares	Value
Priceline Group, Inc. (The)(1)	2,509	$4,633,671
		51,683,091
Internet Software and Services — 11.6%
Alibaba Group Holding Ltd. ADR(1)	53,026	6,124,503
Alphabet, Inc., Class A(1)	76,573	70,793,270
Alphabet, Inc., Class C(1)	7,702	6,977,704
eBay, Inc.(1)	33,880	1,131,931
Facebook, Inc., Class A(1)	271,962	40,862,290
		125,889,698
IT Services — 6.2%
Alliance Data Systems Corp.	67,012	16,728,206
Booz Allen Hamilton Holding Corp.	301,344	10,827,290
DXC Technology Co.(1)	40,415	3,044,866
Mastercard, Inc., Class A	219,847	25,572,603
Visa, Inc., Class A	123,856	11,298,144
		67,471,109
Life Sciences Tools and Services — 0.5%
Bio-Techne Corp.	56,332	6,032,031
Machinery — 2.8%
Ingersoll-Rand plc	63,658	5,649,648
Kennametal, Inc.	161,023	6,695,336
Middleby Corp. (The)(1)	89,973	12,248,025
Snap-on, Inc.	36,216	6,067,266
		30,660,275
Media — 1.9%
Comcast Corp., Class A	517,558	20,283,098
Multiline Retail — 0.7%
Dollar Tree, Inc.(1)	86,869	7,190,147
Oil, Gas and Consumable Fuels — 1.7%
Concho Resources, Inc.(1)	41,682	5,279,442
Pioneer Natural Resources Co.	27,385	4,737,331
Range Resources Corp.	308,655	8,176,271
		18,193,044
Pharmaceuticals — 2.7%
Catalent, Inc.(1)	1,318	38,591
Eli Lilly & Co.	87,128	7,149,724
Jazz Pharmaceuticals plc(1)	28,817	4,589,972
Zoetis, Inc.	310,877	17,443,308
		29,221,595
Road and Rail — 1.3%
Canadian Pacific Railway Ltd., (New York)	35,060	5,372,945
Norfolk Southern Corp.	78,027	9,167,392
		14,540,337
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom Ltd.	62,666	13,837,280
KLA-Tencor Corp.	67,120	6,592,526
		20,429,806
Software — 7.1%
Adobe Systems, Inc.(1)	102,825	13,751,816
Electronic Arts, Inc.(1)	141,893	13,454,294
Microsoft Corp.	529,370	36,240,670

8

	Shares	Value
salesforce.com, Inc.(1)	158,661	$13,663,885
		77,110,665
Specialty Retail — 5.5%
AutoZone, Inc.(1)	10,086	6,981,428
Burlington Stores, Inc.(1)	42,275	4,181,843
Home Depot, Inc. (The)	94,821	14,801,558
Lowe's Cos., Inc.	294,352	24,984,598
Michaels Cos., Inc. (The)(1)	148,626	3,471,904
Ross Stores, Inc.	89,346	5,807,490
		60,228,821
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.	274,158	39,382,797
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	60,677	3,362,113
Tobacco — 0.6%
Philip Morris International, Inc.	61,935	6,864,875
TOTAL COMMON STOCKS (Cost $734,633,891)		1,080,074,679
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $2,627,263), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $2,576,481)		2,576,335
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,628,764), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $2,577,047)		2,577,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,845	2,845
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,156,180)		5,156,180
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $739,790,071)		1,085,230,859
OTHER ASSETS AND LIABILITIES†		306,662
TOTAL NET ASSETS — 100.0%		$1,085,537,521

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,001,815	USD	744,358	Morgan Stanley	6/30/17	$(9,816)
CAD	156,650	USD	116,663	Morgan Stanley	6/30/17	(1,806)
USD	5,487,383	CAD	7,332,650	Morgan Stanley	6/30/17	111,006
USD	128,598	CAD	172,375	Morgan Stanley	6/30/17	2,211
USD	129,829	CAD	172,907	Morgan Stanley	6/30/17	3,052
GBP	354,015	USD	440,582	Credit Suisse AG	6/30/17	18,709
GBP	468,094	USD	599,699	Credit Suisse AG	6/30/17	7,595
USD	18,216,932	GBP	14,543,063	Credit Suisse AG	6/30/17	(650,888)
USD	628,771	GBP	489,286	Credit Suisse AG	6/30/17	(6,016)
						$(525,953)

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $739,790,071)	$1,085,230,859
Foreign currency holdings, at value (cost of $57,795)	58,529
Receivable for investments sold	6,776,791
Receivable for capital shares sold	96,707
Unrealized appreciation on forward foreign currency exchange contracts	142,573
Dividends and interest receivable	199,848
1,092,505,307

Liabilities
Payable for investments purchased	4,935,953
Payable for capital shares redeemed	477,052
Unrealized depreciation on forward foreign currency exchange contracts	668,526
Accrued management fees	874,143
Distribution and service fees payable	12,112
6,967,786

Net Assets	$1,085,537,521

Net Assets Consist of:
Capital (par value and paid-in surplus)	$680,471,239
Accumulated net investment loss	(1,847,979)
Undistributed net realized gain	61,998,691
Net unrealized appreciation	344,915,570
$1,085,537,521

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,054,453,757	32,781,090	$32.17
I Class, $0.01 Par Value	$391,385	12,003	$32.61
A Class, $0.01 Par Value	$11,472,393	363,024	$31.60*
C Class, $0.01 Par Value	$4,543,305	151,687	$29.95
R Class, $0.01 Par Value	$14,676,681	472,754	$31.05
*Maximum offering price $33.53 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,161)	$4,835,034
Interest	6,000
4,841,034

Expenses:
Management fees	5,119,022
Distribution and service fees:
A Class	14,233
C Class	22,948
R Class	34,878
Directors' fees and expenses	14,648
Other expenses	230
5,205,959

Net investment income (loss)	(364,925)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	61,532,744
Foreign currency transactions	805,840
62,338,584

Change in net unrealized appreciation (depreciation) on:
Investments	76,703,263
Translation of assets and liabilities in foreign currencies	(1,773,726)
74,929,537

Net realized and unrealized gain (loss)	137,268,121

Net Increase (Decrease) in Net Assets Resulting from Operations	$136,903,196

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$(364,925)	$(1,153,911)
Net realized gain (loss)	62,338,584	79,210,812
Change in net unrealized appreciation (depreciation)	74,929,537	(77,603,568)
Net increase (decrease) in net assets resulting from operations	136,903,196	453,333

Distributions to Shareholders
From net realized gains:
Investor Class	(76,992,389)	(66,713,169)
I Class	(24,235)	(17,255)
A Class	(892,906)	(698,339)
C Class	(367,332)	(308,984)
R Class	(1,122,342)	(870,358)
Decrease in net assets from distributions	(79,399,204)	(68,608,105)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,251,897	(42,618,561)

Net increase (decrease) in net assets	84,755,889	(110,773,333)

Net Assets
Beginning of period	1,000,781,632	1,111,554,965
End of period	$1,085,537,521	$1,000,781,632

Accumulated net investment loss	$(1,847,979)	$(1,483,054)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

14

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class
1.000%	0.800%	1.000%	1.000%	1.000%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $481,474 and $2,321,144, respectively. The effect of interfund transactions on the Statement of Operations was $14,913 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $255,032,990 and $309,494,886, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	275,000,000		275,000,000
Sold	680,797	$20,678,231	1,072,643	$32,383,996
Issued in reinvestment of distributions	2,577,725	75,140,689	2,166,415	65,165,760
Redeemed	(2,270,584)	(68,904,356)	(4,719,984)	(142,192,350)
	987,938	26,914,564	(1,480,926)	(44,642,594)
I Class/Shares Authorized	20,000,000		20,000,000
Sold	2,462	76,530	2,512	75,506
Issued in reinvestment of distributions	821	24,235	568	17,255
Redeemed	(1,556)	(48,356)	(1,339)	(39,989)
	1,727	52,409	1,741	52,772
A Class/Shares Authorized	20,000,000		20,000,000
Sold	68,130	2,060,177	108,895	3,249,461
Issued in reinvestment of distributions	30,812	883,069	23,456	696,394
Redeemed	(92,840)	(2,823,842)	(106,911)	(3,133,904)
	6,102	119,404	25,440	811,951
C Class/Shares Authorized	20,000,000		20,000,000
Sold	21,092	593,253	41,379	1,195,441
Issued in reinvestment of distributions	13,485	367,332	10,826	308,984
Redeemed	(33,277)	(960,432)	(51,903)	(1,488,220)
	1,300	153	302	16,205
R Class/Shares Authorized	20,000,000		20,000,000
Sold	54,069	1,595,904	148,513	4,392,248
Issued in reinvestment of distributions	39,828	1,122,342	29,705	870,358
Redeemed	(86,934)	(2,552,879)	(138,739)	(4,119,501)
	6,963	165,367	39,479	1,143,105
Net increase (decrease)	1,004,030	$27,251,897	(1,413,964)	$(42,618,561)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,067,209,066	$12,865,613	—
Temporary Cash Investments	2,845	5,153,335	—
	$1,067,211,911	$18,018,948	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$142,573	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$668,526	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $32,692,527.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $142,573 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $668,526 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $811,262 in net realized gain (loss) on foreign currency transactions and $(1,781,706) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$740,508,875
Gross tax appreciation of investments	$355,475,976
Gross tax depreciation of investments	(10,753,992)
Net tax appreciation (depreciation) of investments	$344,721,984
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

As of October 31, 2016, the fund had late-year ordinary loss deferrals of $(227,301), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$30.56	(0.01)	4.07	4.06	—	(2.45)	(2.45)	$32.17	14.13%	1.00%(4)	(0.06)%(4)	25%	$1,054,454
2016	$32.53	(0.03)	0.08	0.05	—	(2.02)	(2.02)	$30.56	0.24%	1.00%	(0.09)%	49%	$971,588
2015	$34.71	(0.05)	2.71	2.66	—	(4.84)	(4.84)	$32.53	9.40%	1.00%	(0.15)%	43%	$1,082,419
2014	$35.63	(0.06)	3.64	3.58	—	(4.50)	(4.50)	$34.71	11.50%	1.00%	(0.18)%	56%	$1,079,950
2013	$30.44	0.12	7.22	7.34	(0.10)	(2.05)	(2.15)	$35.63	25.72%	1.00%	0.38%	60%	$1,081,599
2012	$28.06	0.01	3.08	3.09	—	(0.71)	(0.71)	$30.44	11.40%	1.00%	0.04%	55%	$961,562
I Class(5)
2017(3)	$30.92	0.02	4.12	4.14	—	(2.45)	(2.45)	$32.61	14.23%	0.80%(4)	0.14%(4)	25%	$391
2016	$32.83	0.03	0.08	0.11	—	(2.02)	(2.02)	$30.92	0.46%	0.80%	0.11%	49%	$318
2015	$34.92	0.01	2.74	2.75	—	(4.84)	(4.84)	$32.83	9.60%	0.80%	0.05%	43%	$280
2014	$35.76	—(6)	3.66	3.66	—	(4.50)	(4.50)	$34.92	11.71%	0.80%	0.02%	56%	$191
2013	$30.50	0.16	7.26	7.42	(0.11)	(2.05)	(2.16)	$35.76	25.98%	0.80%	0.58%	60%	$110
2012	$28.06	0.09	3.06	3.15	—	(0.71)	(0.71)	$30.50	11.62%	0.80%	0.24%	55%	$61

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$30.10	(0.05)	4.00	3.95	—	(2.45)	(2.45)	$31.60	13.97%	1.25%(4)	(0.31)%(4)	25%	$11,472
2016	$32.15	(0.10)	0.07	(0.03)	—	(2.02)	(2.02)	$30.10	(0.02)%	1.25%	(0.34)%	49%	$10,743
2015	$34.44	(0.13)	2.68	2.55	—	(4.84)	(4.84)	$32.15	9.12%	1.25%	(0.40)%	43%	$10,657
2014	$35.47	(0.14)	3.61	3.47	—	(4.50)	(4.50)	$34.44	11.22%	1.25%	(0.43)%	56%	$8,837
2013	$30.36	0.04	7.19	7.23	(0.07)	(2.05)	(2.12)	$35.47	25.42%	1.25%	0.13%	60%	$8,517
2012	$28.05	(0.02)	3.04	3.02	—	(0.71)	(0.71)	$30.36	11.15%	1.25%	(0.21)%	55%	$11,334
C Class
2017(3)	$28.75	(0.15)	3.80	3.65	—	(2.45)	(2.45)	$29.95	13.56%	2.00%(4)	(1.06)%(4)	25%	$4,543
2016	$31.02	(0.31)	0.06	(0.25)	—	(2.02)	(2.02)	$28.75	(0.77)%	2.00%	(1.09)%	49%	$4,324
2015	$33.62	(0.35)	2.59	2.24	—	(4.84)	(4.84)	$31.02	8.32%	2.00%	(1.15)%	43%	$4,656
2014	$34.96	(0.38)	3.54	3.16	—	(4.50)	(4.50)	$33.62	10.40%	2.00%	(1.18)%	56%	$3,932
2013	$30.11	(0.20)	7.11	6.91	(0.01)	(2.05)	(2.06)	$34.96	24.45%	2.00%	(0.62)%	60%	$3,321
2012	$28.03	(0.25)	3.04	2.79	—	(0.71)	(0.71)	$30.11	10.32%	2.00%	(0.96)%	55%	$1,993
R Class
2017(3)	$29.65	(0.08)	3.93	3.85	—	(2.45)	(2.45)	$31.05	13.80%	1.50%(4)	(0.56)%(4)	25%	$14,677
2016	$31.77	(0.18)	0.08	(0.10)	—	(2.02)	(2.02)	$29.65	(0.25)%	1.50%	(0.59)%	49%	$13,809
2015	$34.16	(0.20)	2.65	2.45	—	(4.84)	(4.84)	$31.77	8.87%	1.50%	(0.65)%	43%	$13,544
2014	$35.30	(0.22)	3.58	3.36	—	(4.50)	(4.50)	$34.16	10.93%	1.50%	(0.68)%	56%	$9,743
2013	$30.27	(0.09)	7.22	7.13	(0.05)	(2.05)	(2.10)	$35.30	25.12%	1.50%	(0.12)%	60%	$5,828
2012	$28.04	(0.08)	3.02	2.94	—	(0.71)	(0.71)	$30.27	10.86%	1.50%	(0.46)%	55%	$864

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92361 1706

Semiannual Report

April 30, 2017

Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2017
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	2.1%
Microsoft Corp.	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Facebook, Inc., Class A	1.5%
Johnson & Johnson	1.1%
UnitedHealth Group, Inc.	1.0%
Intel Corp.	1.0%
Cisco Systems, Inc.	1.0%
Merck & Co., Inc.	1.0%

Top Five Common Stocks Industries	% of net assets
Software	4.3%
Internet Software and Services	3.6%
Semiconductors and Semiconductor Equipment	3.5%
Biotechnology	3.1%
Health Care Equipment and Supplies	2.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	59.7%
Exchange-Traded Funds	0.6%
Total Equity Exposure	60.3%
U.S. Treasury Securities	12.1%
Corporate Bonds	11.9%
U.S. Government Agency Mortgage-Backed Securities	9.8%
Collateralized Mortgage Obligations	2.2%
Asset-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.4%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	(4.3)%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	8.1 years
Average Duration (effective)	6.0 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,073.80	$4.63	0.90%
I Class	$1,000	$1,074.90	$3.60	0.70%
R5 Class	$1,000	$1,010.50(2)	$0.40(3)	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
I Class	$1,000	$1,021.32	$3.51	0.70%
R5 Class	$1,000	$1,021.32(4)	$3.51(4)	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 59.7%
Aerospace and Defense — 1.5%
Boeing Co. (The)	37,668	$6,962,176
United Technologies Corp.	52,709	6,271,844
		13,234,020
Airlines — 0.1%
JetBlue Airways Corp.(1)	34,469	752,458
Auto Components — 0.4%
Delphi Automotive plc	28,129	2,261,572
LCI Industries	4,090	413,703
Tenneco, Inc.	5,087	320,634
		2,995,909
Automobiles — 0.5%
Ford Motor Co.	403,064	4,623,144
Banks — 2.2%
Bank of America Corp.	62,748	1,464,538
BB&T Corp.	47,966	2,071,172
Citigroup, Inc.	94,825	5,606,054
East West Bancorp, Inc.	23,225	1,260,421
JPMorgan Chase & Co.	38,081	3,313,047
U.S. Bancorp	43,727	2,242,320
Valley National Bancorp	90,056	1,059,059
Wells Fargo & Co.	38,452	2,070,256
		19,086,867
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(1)	2,431	350,915
Coca-Cola Co. (The)	1,209	52,168
PepsiCo, Inc.	1,701	192,689
		595,772
Biotechnology — 3.1%
AbbVie, Inc.	99,348	6,551,007
Amgen, Inc.	44,949	7,341,071
Biogen, Inc.(1)	12,423	3,369,242
Celgene Corp.(1)	48,803	6,054,012
Gilead Sciences, Inc.	48,987	3,358,059
		26,673,391
Building Products — 0.5%
Owens Corning	64,668	3,935,048
USG Corp.(1)	22,537	682,871
		4,617,919
Capital Markets — 1.6%
Eaton Vance Corp.	30,540	1,311,082
Evercore Partners, Inc., Class A	47,551	3,506,886

	Shares/ Principal Amount	Value
Franklin Resources, Inc.	56,503	$2,435,844
Goldman Sachs Group, Inc. (The)	26,737	5,983,741
Thomson Reuters Corp.	4,760	216,247
		13,453,800
Chemicals — 2.0%
Air Products & Chemicals, Inc.	34,776	4,886,028
Cabot Corp.	73,745	4,438,712
Dow Chemical Co. (The)	26,891	1,688,755
E.I. du Pont de Nemours & Co.	22,663	1,807,374
FMC Corp.	43,652	3,196,636
Monsanto Co.	10,809	1,260,437
		17,277,942
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	33,194	2,415,859
Communications Equipment — 1.0%
Cisco Systems, Inc.	243,908	8,309,946
Consumer Finance — 0.2%
Ally Financial, Inc.	50,761	1,005,068
OneMain Holdings, Inc.(1)	9,250	215,710
Synchrony Financial	31,910	887,098
		2,107,876
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	21,469	3,546,893
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	87,416	3,464,296
Verizon Communications, Inc.	21,564	990,003
		4,454,299
Electric Utilities — 0.7%
ALLETE, Inc.	2,603	181,975
FirstEnergy Corp.	123,271	3,690,734
PPL Corp.	60,535	2,306,989
		6,179,698
Electrical Equipment — 0.4%
Eaton Corp. plc	47,288	3,576,864
Energy Equipment and Services — 1.5%
Baker Hughes, Inc.	65,950	3,915,452
Dril-Quip, Inc.(1)	56,102	2,892,058
Helmerich & Payne, Inc.	57,605	3,493,167
Rowan Cos. plc(1)	30,784	433,131
Schlumberger Ltd.	29,530	2,143,583
TechnipFMC plc(1)	12,986	391,268
		13,268,659
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	14,772	1,860,386
Care Capital Properties, Inc.	50,799	1,364,969
DuPont Fabros Technology, Inc.	14,191	731,546
Empire State Realty Trust, Inc.	12,260	255,008

	Shares/ Principal Amount	Value
Gaming and Leisure Properties, Inc.	3,440	$119,712
Lamar Advertising Co., Class A	6,296	453,753
WP Carey, Inc.	64,005	4,006,713
		8,792,087
Food and Staples Retailing — 2.1%
CVS Health Corp.	70,796	5,836,422
Wal-Mart Stores, Inc.	83,931	6,309,933
Walgreens Boots Alliance, Inc.	65,281	5,649,418
		17,795,773
Food Products — 1.5%
Bunge Ltd.	39,964	3,158,355
Campbell Soup Co.	58,516	3,367,011
Dean Foods Co.	61,775	1,219,438
J.M. Smucker Co. (The)	3,662	464,049
Tyson Foods, Inc., Class A	69,600	4,472,496
		12,681,349
Gas Utilities — 0.3%
National Fuel Gas Co.	43,727	2,421,601
Health Care Equipment and Supplies — 2.9%
Becton Dickinson and Co.	27,576	5,155,885
C.R. Bard, Inc.	5,990	1,841,805
Cooper Cos., Inc. (The)	2,936	588,169
Danaher Corp.	18,102	1,508,440
Hologic, Inc.(1)	96,740	4,367,811
Medtronic plc	83,115	6,906,025
Teleflex, Inc.	1,169	241,855
Zimmer Biomet Holdings, Inc.	36,916	4,416,999
		25,026,989
Health Care Providers and Services — 1.4%
Anthem, Inc.	17,999	3,201,842
HealthSouth Corp.	5,464	256,262
UnitedHealth Group, Inc.	48,276	8,442,507
		11,900,611
Hotels, Restaurants and Leisure — 1.2%
Carnival Corp.	78,400	4,842,768
Darden Restaurants, Inc.	62,225	5,300,948
		10,143,716
Household Durables — 0.1%
Garmin Ltd.	16,347	831,081
Household Products — 1.2%
Kimberly-Clark Corp.	33,965	4,406,959
Procter & Gamble Co. (The)	21,274	1,857,858
Spectrum Brands Holdings, Inc.	30,285	4,352,863
		10,617,680
Industrial Conglomerates — 1.0%
3M Co.	11,109	2,175,475
Carlisle Cos., Inc.	36,707	3,721,723

	Shares/ Principal Amount	Value
General Electric Co.	89,077	$2,582,342
		8,479,540
Insurance — 1.8%
Aflac, Inc.	64,606	4,837,697
American Financial Group, Inc.	6,009	584,736
Everest Re Group Ltd.	2,150	541,177
FNF Group	66,912	2,740,046
Lincoln National Corp.	7,740	510,298
Old Republic International Corp.	56,776	1,174,128
Reinsurance Group of America, Inc.	13,421	1,678,162
Travelers Cos., Inc. (The)	18,185	2,212,387
Validus Holdings Ltd.	29,991	1,657,902
		15,936,533
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	14,256	13,186,657
Internet Software and Services — 3.6%
Alphabet, Inc., Class A(1)	19,608	18,127,988
Facebook, Inc., Class A(1)	85,633	12,866,358
		30,994,346
IT Services — 0.9%
International Business Machines Corp.	46,741	7,492,115
Leisure Products — 0.4%
Brunswick Corp.	66,069	3,749,416
Life Sciences Tools and Services — 0.1%
Waters Corp.(1)	4,843	822,777
Machinery — 2.2%
Cummins, Inc.	26,717	4,032,664
Fortive Corp.	6,356	402,081
Ingersoll-Rand plc	60,150	5,338,312
Oshkosh Corp.	24,506	1,700,471
Parker-Hannifin Corp.	12,691	2,040,713
Snap-on, Inc.	12,791	2,142,876
Timken Co. (The)	8,383	404,480
Toro Co. (The)	40,024	2,598,358
		18,659,955
Media — 1.6%
DISH Network Corp., Class A(1)	59,314	3,822,194
MSG Networks, Inc., Class A(1)	22,742	567,413
Omnicom Group, Inc.	49,203	4,040,551
Twenty-First Century Fox, Inc., Class A	168,441	5,144,188
		13,574,346
Metals and Mining — 1.1%
Barrick Gold Corp.	218,081	3,646,315
Nucor Corp.	71,088	4,359,827
Reliance Steel & Aluminum Co.	15,343	1,209,335
		9,215,477

	Shares/ Principal Amount	Value
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	66,218	$1,889,200
Oil, Gas and Consumable Fuels — 2.0%
Apache Corp.	41,209	2,004,406
Chevron Corp.	11,894	1,269,090
Devon Energy Corp.	6,406	252,973
Exxon Mobil Corp.	57,260	4,675,279
Kinder Morgan, Inc.	150,920	3,113,480
ONEOK, Inc.	20,891	1,099,075
Williams Cos., Inc. (The)	148,642	4,552,904
		16,967,207
Personal Products†
Nu Skin Enterprises, Inc., Class A	5,949	328,563
Pharmaceuticals — 2.4%
Johnson & Johnson	75,066	9,268,399
Merck & Co., Inc.	132,076	8,232,297
Pfizer, Inc.	82,645	2,803,319
		20,304,015
Professional Services†
FTI Consulting, Inc.(1)	11,292	390,590
Real Estate Management and Development — 0.1%
Realogy Holdings Corp.	37,783	1,154,271
Road and Rail — 0.7%
Union Pacific Corp.	56,560	6,332,458
Semiconductors and Semiconductor Equipment — 3.5%
Analog Devices, Inc.	7,162	545,744
Applied Materials, Inc.	139,236	5,654,374
Broadcom Ltd.	3,393	749,208
Intel Corp.	230,705	8,339,986
Lam Research Corp.	29,103	4,215,569
QUALCOMM, Inc.	93,632	5,031,784
Texas Instruments, Inc.	68,432	5,418,446
		29,955,111
Software — 4.3%
Activision Blizzard, Inc.	4,737	247,508
Adobe Systems, Inc.(1)	40,750	5,449,905
Intuit, Inc.	22,233	2,783,794
Microsoft Corp.	249,997	17,114,795
Oracle Corp. (New York)	140,038	6,296,109
Synopsys, Inc.(1)	7,502	552,897
VMware, Inc., Class A(1)	53,399	5,025,914
		37,470,922
Specialty Retail — 1.2%
Best Buy Co., Inc.	89,687	4,646,684
Lowe's Cos., Inc.	66,438	5,639,257
		10,285,941

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	106,683	$15,325,013
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	120,692	4,466,811
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	5,234	573,960
TOTAL COMMON STOCKS (Cost $405,722,699)		514,937,427
U.S. TREASURY SECURITIES — 12.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,050,000	1,171,468
U.S. Treasury Bonds, 4.375%, 11/15/39	1,500,000	1,886,103
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,332,626
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,555,927
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	202,664
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,104,295
U.S. Treasury Bonds, 2.875%, 5/15/43	1,420,000	1,401,668
U.S. Treasury Bonds, 3.75%, 11/15/43	250,000	288,066
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,891,654
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,594,381
U.S. Treasury Bonds, 2.50%, 2/15/45	5,520,000	5,030,100
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	201,617
U.S. Treasury Bonds, 2.25%, 8/15/46	190,000	163,074
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,117,908	1,097,809
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,498,242
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,394,689
U.S. Treasury Notes, 1.00%, 3/15/18	7,150,000	7,143,858
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,195,805
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	887,732
U.S. Treasury Notes, 1.375%, 7/31/18(2)	1,130,000	1,132,957
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,351,469
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,101,755
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	200,512
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,996,250
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	3,013,710
U.S. Treasury Notes, 1.625%, 7/31/19	1,350,000	1,359,492
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,406,914
U.S. Treasury Notes, 1.75%, 9/30/19	2,600,000	2,625,493
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,670,634
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,608,835
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	955,993
U.S. Treasury Notes, 1.375%, 1/15/20	3,000,000	2,998,125
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,944,354
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,496,280
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,358,721
U.S. Treasury Notes, 1.75%, 12/31/20	600,000	602,848
U.S. Treasury Notes, 2.25%, 4/30/21	2,000,000	2,043,594
U.S. Treasury Notes, 2.00%, 10/31/21	12,880,000	13,007,293

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.875%, 1/31/22	$4,600,000	$4,615,364
U.S. Treasury Notes, 1.50%, 2/28/23	2,100,000	2,045,818
U.S. Treasury Notes, 1.375%, 6/30/23	780,000	751,025
U.S. Treasury Notes, 1.375%, 8/31/23	1,350,000	1,296,791
U.S. Treasury Notes, 2.25%, 11/15/25	2,000,000	2,001,210
TOTAL U.S. TREASURY SECURITIES (Cost $103,970,676)		104,627,215
CORPORATE BONDS — 11.9%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22	190,000	187,290
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	264,543
Lockheed Martin Corp., 3.55%, 1/15/26	300,000	310,141
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	76,725
Rockwell Collins, Inc., 4.35%, 4/15/47	80,000	81,356
United Technologies Corp., 6.05%, 6/1/36	250,000	317,608
United Technologies Corp., 3.75%, 11/1/46	100,000	96,071
		1,333,734
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(3)	200,000	204,585
Tenneco, Inc., 5.00%, 7/15/26	90,000	90,900
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	150,000	156,750
		452,235
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,056
American Honda Finance Corp., 2.125%, 10/10/18	150,000	151,201
Ford Motor Co., 4.35%, 12/8/26	240,000	246,333
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	412,496
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	171,956
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	490,045
General Motors Co., 5.00%, 4/1/35	210,000	208,369
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	354,652
General Motors Financial Co., Inc., 3.10%, 1/15/19	110,000	111,711
General Motors Financial Co., Inc., 3.20%, 7/6/21	140,000	141,393
General Motors Financial Co., Inc., 5.25%, 3/1/26	260,000	280,818
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	150,000	153,937
		2,792,967
Banks — 1.8%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)	230,000	225,975
Bank of America Corp., 4.10%, 7/24/23	70,000	73,702
Bank of America Corp., MTN, 5.625%, 7/1/20	310,000	340,746
Bank of America Corp., MTN, 4.00%, 4/1/24	420,000	437,584
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	392,310
Bank of America Corp., MTN, 4.00%, 1/22/25	600,000	606,380
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	120,538
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47	140,000	141,824
Barclays Bank plc, 5.14%, 10/14/20	200,000	214,870

		Shares/ Principal Amount	Value
Barclays plc, 4.375%, 1/12/26		$200,000	$205,734
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	600,000	668,692
BPCE SA, 5.15%, 7/21/24(3)		$200,000	208,671
Branch Banking & Trust Co., 3.625%, 9/16/25		113,000	116,798
Branch Banking & Trust Co., 3.80%, 10/30/26		130,000	136,679
Capital One Financial Corp., 4.20%, 10/29/25		445,000	448,891
Capital One N.A., 2.35%, 8/17/18		250,000	251,430
Citigroup, Inc., 1.75%, 5/1/18		710,000	709,811
Citigroup, Inc., 2.90%, 12/8/21		400,000	402,558
Citigroup, Inc., 4.05%, 7/30/22		70,000	73,391
Citigroup, Inc., 3.20%, 10/21/26		125,000	121,105
Citigroup, Inc., 4.45%, 9/29/27		1,040,000	1,066,214
Commerzbank AG, 8.125%, 9/19/23(3)		200,000	236,736
Cooperatieve Rabobank UA, 3.875%, 2/8/22		430,000	457,376
Fifth Third Bancorp, 4.30%, 1/16/24		110,000	116,083
Fifth Third Bank, 2.875%, 10/1/21		250,000	254,539
HBOS plc, MTN, 6.75%, 5/21/18(3)		300,000	313,796
Huntington Bancshares, Inc., 2.30%, 1/14/22		260,000	255,460
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		230,000	219,453
JPMorgan Chase & Co., 2.55%, 3/1/21		420,000	422,265
JPMorgan Chase & Co., 4.625%, 5/10/21		460,000	498,278
JPMorgan Chase & Co., 3.25%, 9/23/22		220,000	225,608
JPMorgan Chase & Co., 3.875%, 9/10/24		370,000	379,572
JPMorgan Chase & Co., 3.125%, 1/23/25		570,000	564,572
JPMorgan Chase & Co., 4.95%, 6/1/45		100,000	106,744
KeyCorp, MTN, 2.30%, 12/13/18		220,000	221,252
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22		300,000	298,252
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		200,000	213,642
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	600,000	665,361
SunTrust Bank, 3.30%, 5/15/26		$200,000	196,282
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(3)		350,000	363,629
U.S. Bancorp, MTN, 3.00%, 3/15/22		110,000	112,871
U.S. Bancorp, MTN, 3.60%, 9/11/24		330,000	342,313
Wells Fargo & Co., 3.07%, 1/24/23		210,000	212,576
Wells Fargo & Co., 4.125%, 8/15/23		200,000	211,151
Wells Fargo & Co., 3.00%, 4/22/26		450,000	435,800
Wells Fargo & Co., MTN, 2.60%, 7/22/20		320,000	324,134
Wells Fargo & Co., MTN, 3.55%, 9/29/25		160,000	162,630
Wells Fargo & Co., MTN, 4.10%, 6/3/26		210,000	217,900
Wells Fargo & Co., MTN, 4.65%, 11/4/44		200,000	202,463
Wells Fargo & Co., MTN, 4.75%, 12/7/46		120,000	123,872
			15,318,513
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		670,000	687,890
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		250,000	256,119
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		500,000	548,302
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		390,000	428,080

	Shares/ Principal Amount	Value
Constellation Brands, Inc., 4.75%, 12/1/25	$330,000	$359,226
Molson Coors Brewing Co., 3.00%, 7/15/26	250,000	239,776
		2,519,393
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22	220,000	221,255
AbbVie, Inc., 3.60%, 5/14/25	120,000	121,222
AbbVie, Inc., 4.40%, 11/6/42	240,000	232,316
AbbVie, Inc., 4.45%, 5/14/46	40,000	38,994
Amgen, Inc., 4.66%, 6/15/51	289,000	292,374
Biogen, Inc., 3.625%, 9/15/22	370,000	385,952
Celgene Corp., 3.25%, 8/15/22	190,000	194,487
Celgene Corp., 3.625%, 5/15/24	300,000	307,837
Celgene Corp., 3.875%, 8/15/25	300,000	311,297
Celgene Corp., 5.00%, 8/15/45	90,000	96,413
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	334,969
Gilead Sciences, Inc., 3.65%, 3/1/26	680,000	692,495
		3,229,611
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	181,623
Capital Markets — 0.1%
Jefferies Group LLC, 5.125%, 4/13/18	110,000	113,353
Jefferies Group LLC, 4.85%, 1/15/27	110,000	114,461
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	300,000	305,027
		532,841
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	160,000	167,400
Dow Chemical Co. (The), 4.375%, 11/15/42	170,000	171,383
Eastman Chemical Co., 3.60%, 8/15/22	95,000	98,444
Ecolab, Inc., 4.35%, 12/8/21	250,000	271,390
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	210,182
LyondellBasell Industries NV, 4.625%, 2/26/55	140,000	131,615
Mosaic Co. (The), 5.625%, 11/15/43	120,000	124,181
		1,174,595
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22	220,000	229,811
Waste Management, Inc., 4.10%, 3/1/45	150,000	152,835
		382,646
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	167,982
CommScope Technologies LLC, 5.00%, 3/15/27(3)	160,000	161,800
		329,782
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	167,911
Consumer Finance — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	254,154
American Express Co., 1.55%, 5/22/18	220,000	219,928
American Express Credit Corp., 2.60%, 9/14/20	115,000	116,582

	Shares/ Principal Amount	Value
American Express Credit Corp., MTN, 2.25%, 5/5/21	$250,000	$249,444
American Express Credit Corp., MTN, 3.30%, 5/3/27(4)	140,000	139,552
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,521
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	252,088
CIT Group, Inc., 4.25%, 8/15/17	470,000	473,760
CIT Group, Inc., 5.00%, 8/15/22	90,000	97,047
Discover Bank, 3.45%, 7/27/26	250,000	243,729
Equifax, Inc., 3.30%, 12/15/22	140,000	143,520
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	150,000	160,500
PNC Bank N.A., 1.95%, 3/4/19	300,000	300,811
Synchrony Financial, 2.60%, 1/15/19	160,000	161,144
Synchrony Financial, 3.00%, 8/15/19	90,000	91,400
		3,154,180
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	180,000	183,375
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	250,000	258,750
WestRock RKT Co., 4.00%, 3/1/23	240,000	249,433
		691,558
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	107,366
George Washington University (The), 3.55%, 9/15/46	115,000	102,420
		209,786
Diversified Financial Services — 1.1%
Ally Financial, Inc., 3.50%, 1/27/19	100,000	101,500
Ally Financial, Inc., 4.625%, 3/30/25	100,000	99,062
Banco Santander SA, 3.50%, 4/11/22	400,000	404,610
BNP Paribas SA, 4.375%, 9/28/25(3)	200,000	204,126
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	286,114
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	699,637
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	862,415
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	119,181
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	519,595
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	462,777
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	130,000	134,050
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	100,000	99,304
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	106,028
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	400,000	430,989
HSBC Holdings plc, 2.95%, 5/25/21	800,000	809,189
HSBC Holdings plc, 4.30%, 3/8/26	400,000	422,940
HSBC Holdings plc, 4.375%, 11/23/26	220,000	225,762
HSBC Holdings plc, VRN, 3.26%, 3/13/22	220,000	222,969
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27	320,000	319,198
Morgan Stanley, 5.00%, 11/24/25	810,000	880,854
Morgan Stanley, 4.375%, 1/22/47	90,000	90,906
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	940,086

	Shares/ Principal Amount	Value
Morgan Stanley, MTN, 2.50%, 4/21/21	$200,000	$199,601
Morgan Stanley, MTN, 3.70%, 10/23/24	460,000	471,931
S&P Global, Inc., 3.30%, 8/14/20	120,000	123,096
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(3)	200,000	205,664
		9,441,584
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	250,000	271,683
AT&T, Inc., 3.60%, 2/17/23	200,000	204,198
AT&T, Inc., 4.45%, 4/1/24	120,000	126,484
AT&T, Inc., 3.40%, 5/15/25	890,000	868,186
AT&T, Inc., 6.55%, 2/15/39	287,000	339,566
AT&T, Inc., 4.30%, 12/15/42	130,000	116,915
British Telecommunications plc, 5.95%, 1/15/18	480,000	494,600
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	150,150
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	290,000	292,939
Frontier Communications Corp., 8.50%, 4/15/20	150,000	159,187
Orange SA, 4.125%, 9/14/21	210,000	223,197
Orange SA, 5.50%, 2/6/44	80,000	93,088
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	110,674
Telefonica Emisiones SAU, 5.21%, 3/8/47	180,000	186,875
Verizon Communications, Inc., 2.45%, 11/1/22	130,000	127,241
Verizon Communications, Inc., 2.625%, 8/15/26	160,000	146,931
Verizon Communications, Inc., 4.125%, 3/16/27	150,000	153,259
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	584,888
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	145,263
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	243,720
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	194,526
		5,233,570
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25	40,000	34,100
Halliburton Co., 3.80%, 11/15/25	220,000	226,660
		260,760
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	140,634
American Tower Corp., 3.375%, 10/15/26	280,000	273,252
Boston Properties LP, 3.65%, 2/1/26	160,000	160,977
Crown Castle International Corp., 5.25%, 1/15/23	180,000	199,457
Crown Castle International Corp., 4.45%, 2/15/26	40,000	42,390
Essex Portfolio LP, 3.625%, 8/15/22	150,000	154,900
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,152
Hospitality Properties Trust, 4.65%, 3/15/24	450,000	463,500
Kilroy Realty LP, 3.80%, 1/15/23	140,000	145,005
Kilroy Realty LP, 4.375%, 10/1/25	140,000	147,431
Kimco Realty Corp., 2.80%, 10/1/26	240,000	222,982
Simon Property Group LP, 3.25%, 11/30/26	150,000	149,013
Ventas Realty LP, 4.125%, 1/15/26	100,000	102,978

	Shares/ Principal Amount	Value
VEREIT Operating Partnership LP, 4.125%, 6/1/21	$230,000	$240,494
Welltower, Inc., 3.75%, 3/15/23	130,000	134,107
		2,627,272
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	220,000	228,899
CVS Health Corp., 2.75%, 12/1/22	170,000	170,364
CVS Health Corp., 5.125%, 7/20/45	160,000	179,474
Dollar General Corp., 3.25%, 4/15/23	160,000	162,171
Kroger Co. (The), 3.30%, 1/15/21	330,000	339,977
Kroger Co. (The), 3.875%, 10/15/46	150,000	136,423
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	350,000	345,115
Sysco Corp., 3.30%, 7/15/26	100,000	99,401
Target Corp., 2.50%, 4/15/26	310,000	295,856
Wal-Mart Stores, Inc., 4.75%, 10/2/43	50,000	56,635
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	416,005
		2,430,320
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	100,000	102,845
Kraft Heinz Foods Co., 5.20%, 7/15/45	140,000	148,383
Kraft Heinz Foods Co., 4.375%, 6/1/46	120,000	114,670
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	210,000	217,350
		583,248
Gas Utilities — 0.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	110,000	112,762
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	135,562
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	107,345
Enbridge, Inc., 4.00%, 10/1/23	140,000	145,644
Enbridge, Inc., 4.50%, 6/10/44	120,000	116,190
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	169,781
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	208,293
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	161,483
Energy Transfer Partners LP, 4.90%, 3/15/35	70,000	68,089
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	200,570
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	472,577
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	145,250
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	232,836
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	183,945
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	236,351
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	159,429
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	109,276
MPLX LP, 4.875%, 6/1/25	410,000	436,782
MPLX LP, 5.20%, 3/1/47	50,000	51,382
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	314,224
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	450,000	492,701
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	332,165

	Shares/ Principal Amount	Value
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	$100,000	$99,320
Williams Cos., Inc. (The), 3.70%, 1/15/23	100,000	99,000
Williams Partners LP, 4.125%, 11/15/20	200,000	209,640
Williams Partners LP, 5.10%, 9/15/45	200,000	204,725
		5,205,322
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	110,000	110,104
Abbott Laboratories, 3.75%, 11/30/26	300,000	304,267
Becton Dickinson and Co., 3.73%, 12/15/24	280,000	282,046
Medtronic, Inc., 2.50%, 3/15/20	130,000	132,485
Medtronic, Inc., 3.50%, 3/15/25	230,000	237,719
Medtronic, Inc., 4.375%, 3/15/35	360,000	381,640
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	156,437
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	152,032
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	125,164
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	125,495
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	121,403
		2,128,792
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	130,816
Ascension Health, 3.95%, 11/15/46	40,000	39,099
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	76,290
HCA, Inc., 3.75%, 3/15/19	310,000	317,750
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	97,924
Kaiser Foundation Hospitals, 4.15%, 5/1/47(4)	80,000	80,734
Mylan NV, 3.95%, 6/15/26	130,000	128,823
NYU Hospitals Center, 4.43%, 7/1/42	90,000	91,650
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	236,370
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	318,082
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	221,092
Universal Health Services, Inc., 4.75%, 8/1/22(3)	130,000	134,311
		1,872,941
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(3)	100,000	104,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)	170,000	171,700
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	103,308
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	81,765
McDonald's Corp., MTN, 4.45%, 3/1/47	330,000	338,871
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	130,000	143,975
		944,369
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	272,539
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	124,693
Lennar Corp., 4.75%, 12/15/17	210,000	212,363
Lennar Corp., 4.75%, 4/1/21	152,000	160,550
M.D.C. Holdings, Inc., 5.50%, 1/15/24	140,000	146,258
Newell Brands, Inc., 4.20%, 4/1/26	110,000	115,739

		Shares/ Principal Amount	Value
Newell Brands, Inc., 5.50%, 4/1/46		$260,000	$302,979
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	110,375
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	103,500
			1,548,996
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		130,000	128,448
General Electric Co., 2.70%, 10/9/22		210,000	213,804
General Electric Co., 4.125%, 10/9/42		180,000	186,294
General Electric Co., MTN, 4.375%, 9/16/20		250,000	269,120
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		170,000	174,292
			971,958
Insurance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	154,391
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	324,851
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	600,000	769,078
American International Group, Inc., 4.125%, 2/15/24		$550,000	573,921
American International Group, Inc., 4.50%, 7/16/44		120,000	117,843
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	236,850
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	238,333
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	283,577
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	112,696
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	300,000	344,386
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	59,406
International Lease Finance Corp., 6.25%, 5/15/19		100,000	107,846
Markel Corp., 4.90%, 7/1/22		190,000	207,534
Markel Corp., 3.625%, 3/30/23		100,000	103,086
MetLife, Inc., 4.125%, 8/13/42		110,000	110,101
MetLife, Inc., 4.875%, 11/13/43		110,000	121,365
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		200,000	202,944
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	71,756
Prudential Financial, Inc., 5.375%, 6/21/20		70,000	76,827
Prudential Financial, Inc., 5.625%, 5/12/41		370,000	439,828
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	63,250
Voya Financial, Inc., 5.70%, 7/15/43		160,000	179,820
WR Berkley Corp., 4.625%, 3/15/22		130,000	140,227
WR Berkley Corp., 4.75%, 8/1/44		90,000	90,843
			5,130,759
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		150,000	149,995
Fidelity National Information Services, Inc., 3.875%, 6/5/24		260,000	269,747
Fidelity National Information Services, Inc., 3.00%, 8/15/26		200,000	192,007
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		280,000	290,290
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		130,000	136,824
			1,038,863

	Shares/ Principal Amount	Value
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	$290,000	$302,325
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	220,000	225,863
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	90,796
21st Century Fox America, Inc., 4.75%, 9/15/44	80,000	81,726
CBS Corp., 3.50%, 1/15/25	100,000	100,820
CBS Corp., 4.85%, 7/1/42	60,000	61,414
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	870,000	934,488
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	70,000	82,232
Comcast Corp., 6.40%, 5/15/38	310,000	398,708
Comcast Corp., 4.75%, 3/1/44	260,000	277,615
Discovery Communications LLC, 5.625%, 8/15/19	56,000	60,371
Discovery Communications LLC, 3.25%, 4/1/23	140,000	138,545
Discovery Communications LLC, 4.90%, 3/11/26	130,000	136,703
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	167,623
Lamar Media Corp., 5.375%, 1/15/24	180,000	190,800
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	121,526
NBCUniversal Media LLC,, 4.375%, 4/1/21	380,000	410,782
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	165,100
Omnicom Group, Inc., 3.60%, 4/15/26	270,000	272,569
TEGNA, Inc., 5.125%, 7/15/20	330,000	341,137
Time Warner Cable LLC, 6.75%, 7/1/18	130,000	137,120
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	72,711
Time Warner Cable LLC, 4.50%, 9/15/42	100,000	92,045
Time Warner, Inc., 4.70%, 1/15/21	140,000	150,722
Time Warner, Inc., 3.60%, 7/15/25	400,000	398,291
Time Warner, Inc., 3.80%, 2/15/27	150,000	149,638
Time Warner, Inc., 5.35%, 12/15/43	120,000	124,576
Viacom, Inc., 3.125%, 6/15/22	190,000	190,121
Viacom, Inc., 4.25%, 9/1/23	160,000	166,724
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	200,000	203,250
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	82,230
		6,026,246
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	82,181
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	110,000	118,321
Southern Copper Corp., 5.25%, 11/8/42	100,000	98,084
Steel Dynamics, Inc., 5.00%, 12/15/26(3)	200,000	205,000
Vale Overseas Ltd., 5.625%, 9/15/19	90,000	95,697
Vale Overseas Ltd., 6.25%, 8/10/26	150,000	164,295
		763,578
Multi-Utilities — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	184,050

	Shares/ Principal Amount	Value
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	$160,000	$164,525
CMS Energy Corp., 8.75%, 6/15/19	180,000	204,524
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	149,027
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	199,176
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	208,560
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	306,107
Dominion Resources, Inc., 4.90%, 8/1/41	120,000	127,731
Duke Energy Corp., 3.55%, 9/15/21	90,000	93,773
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	145,676
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	215,551
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	134,194
Exelon Corp., 5.15%, 12/1/20	220,000	237,993
Exelon Corp., 4.45%, 4/15/46	140,000	141,020
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	126,287
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	67,407
FirstEnergy Corp., 4.25%, 3/15/23	180,000	187,755
Florida Power & Light Co., 4.125%, 2/1/42	140,000	146,849
Georgia Power Co., 4.30%, 3/15/42	70,000	69,969
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	237,475
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	268,781
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	291,527
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	211,562
NiSource Finance Corp., 5.65%, 2/1/45	140,000	167,816
Pacific Gas & Electric Co., 4.00%, 12/1/46	200,000	200,827
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	124,886
Progress Energy, Inc., 3.15%, 4/1/22	90,000	91,756
Sempra Energy, 2.875%, 10/1/22	200,000	200,968
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	84,047
Southern Power Co., 5.15%, 9/15/41	40,000	41,421
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	165,755
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	101,087
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	52,381
		5,350,463
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	178,380
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	180,000	201,818
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	130,727
Antero Resources Corp., 5.00%, 3/1/25(3)	230,000	227,700
Apache Corp., 4.75%, 4/15/43	120,000	122,606
BP Capital Markets plc, 4.50%, 10/1/20	100,000	107,624
BP Capital Markets plc, 2.75%, 5/10/23	200,000	199,393
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	110,000	109,488
Chevron Corp., 2.10%, 5/16/21	280,000	279,405
Cimarex Energy Co., 4.375%, 6/1/24	220,000	231,347
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	146,336
Concho Resources, Inc., 5.50%, 4/1/23	180,000	187,538

	Shares/ Principal Amount	Value
Concho Resources, Inc., 4.375%, 1/15/25	$200,000	$203,500
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	52,126
Ecopetrol SA, 4.125%, 1/16/25	90,000	87,255
Encana Corp., 6.50%, 2/1/38	170,000	192,284
EOG Resources, Inc., 5.625%, 6/1/19	150,000	160,925
EOG Resources, Inc., 4.10%, 2/1/21	130,000	137,427
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	278,040
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	101,121
Hess Corp., 6.00%, 1/15/40	190,000	197,974
Marathon Oil Corp., 3.85%, 6/1/25	210,000	208,947
Marathon Oil Corp., 5.20%, 6/1/45	90,000	90,812
Newfield Exploration Co., 5.75%, 1/30/22	220,000	234,850
Noble Energy, Inc., 4.15%, 12/15/21	290,000	306,829
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	129,660
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	248,640
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,426
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	52,250
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	202,975
Phillips 66, 4.30%, 4/1/22	250,000	270,080
Shell International Finance BV, 2.375%, 8/21/22	130,000	129,008
Shell International Finance BV, 3.25%, 5/11/25	200,000	204,118
Shell International Finance BV, 3.625%, 8/21/42	140,000	127,558
Statoil ASA, 2.45%, 1/17/23	190,000	189,106
Statoil ASA, 3.95%, 5/15/43	150,000	147,376
Suncor Energy, Inc., 6.50%, 6/15/38	70,000	88,749
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	120,579
		6,163,597
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	350,000	384,528
International Paper Co., 6.00%, 11/15/41	70,000	84,531
International Paper Co., 4.40%, 8/15/47	190,000	186,640
		655,699
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	320,000	329,225
Actavis Funding SCS, 4.55%, 3/15/35	150,000	151,804
Actavis, Inc., 1.875%, 10/1/17	220,000	220,197
Actavis, Inc., 3.25%, 10/1/22	200,000	203,274
Actavis, Inc., 4.625%, 10/1/42	60,000	59,422
Baxalta, Inc., 4.00%, 6/23/25	230,000	236,959
Forest Laboratories LLC, 4.875%, 2/15/21(3)	270,000	291,849
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	254,312
Merck & Co., Inc., 2.40%, 9/15/22	100,000	100,344
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	200,000	205,200
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	460,000	454,880
		2,507,466
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	184,366

	Shares/ Principal Amount	Value
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	$70,000	$71,519
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	56,822
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	233,576
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	183,464
CSX Corp., 3.40%, 8/1/24	180,000	185,486
CSX Corp., 3.80%, 11/1/46	60,000	56,652
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	41,511
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	206,913
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	40,000	40,467
Union Pacific Corp., 4.00%, 2/1/21	100,000	106,482
Union Pacific Corp., 4.75%, 9/15/41	150,000	164,788
Union Pacific Corp., 4.05%, 11/15/45	80,000	80,510
		1,612,556
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 2.80%, 6/15/21	330,000	333,762
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	200,000	210,250
		544,012
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	570,000	568,724
Microsoft Corp., 3.125%, 11/3/25	110,000	112,539
Microsoft Corp., 3.45%, 8/8/36	220,000	211,876
Microsoft Corp., 4.25%, 2/6/47	240,000	249,636
Oracle Corp., 2.50%, 10/15/22	260,000	260,972
Oracle Corp., 3.625%, 7/15/23	280,000	296,591
Oracle Corp., 2.65%, 7/15/26	100,000	96,642
Oracle Corp., 4.30%, 7/8/34	160,000	168,875
Oracle Corp., 4.00%, 7/15/46	150,000	146,822
		2,112,677
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 9/15/25	120,000	124,322
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	467,865
Lowe's Cos., Inc., 3.10%, 5/3/27(4)	190,000	190,220
Lowe's Cos., Inc., 4.05%, 5/3/47(4)	80,000	79,735
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	177,106
		1,039,248
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	180,000	185,548
Apple, Inc., 3.00%, 2/9/24	100,000	102,050
Apple, Inc., 2.50%, 2/9/25	540,000	529,157
Apple, Inc., 4.65%, 2/23/46	100,000	109,107
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	670,000	739,285
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	213,380
		1,878,527
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	210,000	216,300

	Shares/ Principal Amount	Value
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	$270,000	$273,047
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	192,379
		465,426
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	315,331
Sprint Communications, Inc., 9.00%, 11/15/18(3)	200,000	219,250
		534,581
TOTAL CORPORATE BONDS (Cost $100,007,351)		102,241,210
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 1.81%, 5/15/17	96,366	99,347
FHLMC, VRN, 1.91%, 5/15/17	162,525	167,173
FHLMC, VRN, 1.99%, 5/15/17	130,789	135,695
FHLMC, VRN, 2.32%, 5/15/17	574,830	583,183
FHLMC, VRN, 2.38%, 5/15/17	351,488	359,648
FHLMC, VRN, 2.51%, 5/15/17	644,743	664,427
FHLMC, VRN, 2.59%, 5/15/17	288,522	295,073
FHLMC, VRN, 2.68%, 5/15/17	266,845	282,250
FHLMC, VRN, 2.86%, 5/15/17	126,857	134,231
FHLMC, VRN, 2.87%, 5/15/17	323,064	333,773
FHLMC, VRN, 2.88%, 5/15/17	635,555	670,382
FHLMC, VRN, 2.92%, 5/15/17	244,472	258,106
FHLMC, VRN, 3.08%, 5/15/17	29,419	31,098
FHLMC, VRN, 3.14%, 5/15/17	139,697	146,738
FHLMC, VRN, 3.20%, 5/15/17	67,481	71,256
FHLMC, VRN, 3.67%, 5/15/17	106,093	111,064
FHLMC, VRN, 4.07%, 5/15/17	116,300	120,757
FHLMC, VRN, 4.11%, 5/15/17	57,160	59,239
FHLMC, VRN, 4.18%, 5/15/17	102,885	106,046
FHLMC, VRN, 4.25%, 5/15/17	273,093	284,193
FHLMC, VRN, 4.32%, 5/15/17	131,897	137,989
FHLMC, VRN, 5.12%, 5/15/17	20,426	21,195
FNMA, VRN, 2.04%, 5/25/17	707,423	733,007
FNMA, VRN, 2.625%, 5/25/17	440,921	450,738
FNMA, VRN, 2.80%, 5/25/17	180,849	189,411
FNMA, VRN, 2.82%, 5/25/17	246,525	260,522
FNMA, VRN, 2.82%, 5/25/17	290,406	302,091
FNMA, VRN, 2.82%, 5/25/17	210,622	219,459
FNMA, VRN, 2.82%, 5/25/17	481,133	500,521
FNMA, VRN, 2.82%, 5/25/17	360,316	375,241
FNMA, VRN, 3.07%, 5/25/17	34,151	35,861
FNMA, VRN, 3.21%, 5/25/17	349,372	359,372
FNMA, VRN, 3.30%, 5/25/17	59,507	62,852
FNMA, VRN, 3.31%, 5/25/17	113,346	118,283
FNMA, VRN, 3.32%, 5/25/17	48,004	50,256

	Shares/ Principal Amount	Value
FNMA, VRN, 3.60%, 5/25/17	$176,401	$184,682
FNMA, VRN, 3.93%, 5/25/17	146,751	152,755
FNMA, VRN, 4.97%, 5/25/17	78,172	82,792
		9,150,706
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.7%
FHLMC, 4.50%, 1/1/19	47,739	49,017
FHLMC, 6.50%, 1/1/28	16,738	19,043
FHLMC, 5.50%, 12/1/33	127,301	143,677
FHLMC, 5.00%, 7/1/35	1,125,083	1,241,480
FHLMC, 5.50%, 1/1/38	114,761	127,508
FHLMC, 6.00%, 8/1/38	59,903	68,256
FHLMC, 3.00%, 2/1/43	983,806	988,954
FHLMC, 6.50%, 7/1/47	7,133	7,662
FNMA, 3.00%, 5/11/17(6)	5,250,000	5,245,488
FNMA, 3.50%, 5/11/17(6)	13,900,000	14,294,195
FNMA, 4.00%, 5/11/17(6)	7,450,000	7,846,945
FNMA, 4.50%, 5/11/17(6)	1,705,000	1,834,740
FNMA, 4.50%, 5/1/19	20,590	21,137
FNMA, 4.50%, 5/1/19	50,984	52,338
FNMA, 5.00%, 9/1/20	152,340	157,074
FNMA, 6.50%, 1/1/28	14,985	16,660
FNMA, 6.50%, 1/1/29	23,791	27,226
FNMA, 7.50%, 7/1/29	56,519	63,202
FNMA, 7.50%, 9/1/30	13,965	16,818
FNMA, 5.00%, 7/1/31	697,990	767,520
FNMA, 6.50%, 9/1/31	16,053	17,857
FNMA, 7.00%, 9/1/31	8,173	9,017
FNMA, 6.50%, 1/1/32	19,509	21,701
FNMA, 6.50%, 8/1/32	24,721	28,385
FNMA, 5.50%, 6/1/33	73,574	82,665
FNMA, 5.50%, 7/1/33	123,026	137,859
FNMA, 5.50%, 8/1/33	208,522	233,847
FNMA, 5.50%, 9/1/33	138,648	156,849
FNMA, 5.00%, 11/1/33	412,812	454,232
FNMA, 5.00%, 4/1/35	542,877	595,569
FNMA, 4.50%, 9/1/35	247,789	267,880
FNMA, 5.00%, 2/1/36	355,787	390,755
FNMA, 5.50%, 4/1/36	133,596	149,489
FNMA, 5.50%, 5/1/36	258,636	289,370
FNMA, 5.00%, 11/1/36	948,661	1,042,156
FNMA, 5.50%, 2/1/37	64,346	71,777
FNMA, 6.00%, 7/1/37	533,846	609,145
FNMA, 6.50%, 8/1/37	124,295	137,795
FNMA, 5.50%, 7/1/39	436,036	488,282
FNMA, 5.00%, 4/1/40	1,050,861	1,153,091
FNMA, 5.00%, 6/1/40	852,837	935,467
FNMA, 4.50%, 8/1/40	1,260,186	1,361,733

	Shares/ Principal Amount	Value
FNMA, 4.50%, 9/1/40	$2,341,520	$2,536,942
FNMA, 3.50%, 1/1/41	1,267,723	1,311,720
FNMA, 4.00%, 1/1/41	1,199,761	1,280,270
FNMA, 4.00%, 5/1/41	1,263,817	1,336,387
FNMA, 4.50%, 7/1/41	442,621	479,577
FNMA, 4.50%, 9/1/41	460,214	497,437
FNMA, 4.50%, 9/1/41	1,975,640	2,135,773
FNMA, 4.00%, 12/1/41	1,156,077	1,228,865
FNMA, 4.00%, 1/1/42	695,478	735,661
FNMA, 4.00%, 1/1/42	938,405	992,433
FNMA, 3.50%, 5/1/42	1,805,186	1,866,790
FNMA, 3.50%, 6/1/42	627,316	648,651
FNMA, 3.00%, 11/1/42	1,526,015	1,533,683
FNMA, 3.50%, 5/1/45	1,761,468	1,815,514
FNMA, 6.50%, 8/1/47	13,831	14,972
FNMA, 6.50%, 9/1/47	31,805	34,356
FNMA, 6.50%, 9/1/47	1,800	1,949
FNMA, 6.50%, 9/1/47	23,475	25,337
FNMA, 6.50%, 9/1/47	6,263	6,747
GNMA, 3.00%, 5/18/17(6)	3,150,000	3,192,697
GNMA, 3.50%, 5/18/17(6)	3,300,000	3,428,777
GNMA, 4.00%, 5/18/17(6)	2,000,000	2,114,531
GNMA, 7.00%, 4/20/26	41,972	48,488
GNMA, 7.50%, 8/15/26	24,663	28,296
GNMA, 7.00%, 2/15/28	9,538	9,609
GNMA, 7.50%, 2/15/28	11,615	11,743
GNMA, 7.00%, 12/15/28	10,067	10,132
GNMA, 7.00%, 5/15/31	49,136	57,887
GNMA, 5.50%, 11/15/32	154,071	173,968
GNMA, 4.50%, 5/20/41	516,888	557,517
GNMA, 4.50%, 6/15/41	563,570	617,587
GNMA, 4.00%, 12/15/41	887,027	941,188
GNMA, 3.50%, 6/20/42	1,074,636	1,122,666
GNMA, 3.50%, 7/20/42	525,767	548,783
GNMA, 4.50%, 11/20/43	705,779	753,967
GNMA, 2.50%, 7/20/46	1,433,743	1,401,277
		75,126,038
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $83,444,495)		84,276,744
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	19,003	19,187
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.26%, 5/1/17	276,054	273,965
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 5/1/17(3)	375,704	387,566

	Shares/ Principal Amount	Value
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 5/1/17(3)	$432,550	$435,169
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.35%, 5/1/17	254,786	252,435
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	75,394	77,579
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 5/1/17	388,836	377,560
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.73%, 5/1/17	707,461	698,277
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.05%, 5/1/17	107,985	106,405
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 5/1/17	200,628	207,538
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,294	6,263
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.17%, 5/1/17	453,728	445,226
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.90%, 5/1/17	89,278	86,686
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 5/1/17	161,022	156,502
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.45%, 5/1/17	188,093	186,756
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 5/1/17	289,842	286,771
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 5/1/17	288,438	298,134
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.06%, 5/1/17	379,271	379,470
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.16%, 5/1/17	93,103	92,638
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.28%, 5/1/17	55,523	55,242
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.60%, 5/1/17	251,127	253,380
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 5/1/17(3)	105,468	105,155
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 5/1/17(3)	325,021	330,741
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 5/1/17(3)	840,338	855,125
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 5/1/17	367,087	376,021
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.09%, 5/25/17	197,719	194,408
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 5/1/17	287,297	282,559
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 5/1/17(3)	600,000	621,937
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 5/1/17	25,189	25,963
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/17	36,790	37,195
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	151,977	157,300

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 5/1/17(3)	$618,678	$628,668
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 5/1/17(3)	309,974	303,793
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.19%, 5/1/17	203,184	210,857
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.22%, 5/1/17	162,084	161,314
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.73%, 5/25/17	739,380	682,353
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 5/1/17(3)	418,306	428,507
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.01%, 5/1/17	527,991	516,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	51,810	53,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.05%, 5/1/17	141,279	143,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 5/1/17	137,836	139,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	69,146	67,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	236,798	243,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.09%, 5/1/17	483,682	505,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.09%, 5/1/17	48,897	49,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.09%, 5/1/17	325,978	332,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.20%, 5/1/17	250,464	251,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.29%, 5/1/17	250,793	250,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	114,602	114,375
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	140,474	139,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	80,142	80,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	59,325	60,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	50,477	52,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.36%, 5/1/17	97,812	94,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	183,643	193,203
		13,775,837
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.29%, 5/25/17	40,000	40,356
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.34%, 5/25/17	475,000	480,572
FHLMC, Series 77, Class H, 8.50%, 9/15/20	954	988
FHLMC, Series KF29, Class A, VRN, 1.34%, 5/25/17	1,800,000	1,803,325
FNMA, Series 2014-C02, Class 1M2, VRN, 3.59%, 5/25/17	350,000	365,109

	Shares/ Principal Amount	Value
FNMA, Series 2014-C02, Class 2M2, VRN, 3.59%, 5/25/17	$650,000	$676,246
FNMA, Series 2016-C04, Class 1M1, VRN, 2.44%, 5/25/17	861,081	868,537
FNMA, Series 2016-C05, Class 2M1, VRN, 2.34%, 5/25/17	569,506	574,307
FNMA, Series 2017-C01, Class 1M1, VRN, 2.29%, 5/25/17	738,457	744,629
		5,554,069
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,330,637)		19,329,906
ASSET-BACKED SECURITIES(5) — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	125,000	125,107
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	625,000	625,000
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.64%, 5/22/17(4)	1,250,000	1,250,000
Colony American Homes, Series 2014-2A, Class A, VRN, 1.93%, 5/17/17(3)	767,539	767,893
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.24%, 5/17/17(3)	1,396,798	1,407,798
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.89%, 5/22/17(3)	80,053	80,105
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	572,020	572,104
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	615,413	615,372
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	1,800,000	1,797,569
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	650,000	649,982
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.39%, 5/10/17(3)	206,121	206,104
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	725,000	722,936
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	108,935	108,689
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	584,233	575,391
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	554,103	555,044
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	760,000	760,261
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	900,000	901,133
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.99%, 5/17/17(3)	730,301	730,912
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.19%, 5/17/17(3)	755,366	756,310
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	342,415	340,342
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	403,547	401,982
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	613,953	607,102
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.39%, 5/17/17(3)	550,000	556,073
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	493,015	498,004

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	$441,471	$441,197
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	241,840	242,597
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	142,642	145,844
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	827,047	825,700
TOTAL ASSET-BACKED SECURITIES (Cost $17,256,017)		17,266,551
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 5/15/17(3)	825,000	826,079
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	625,000	638,368
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	1,031,753
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.94%, 5/15/17(3)	1,344,314	1,346,337
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.79%, 5/15/17(3)	925,000	927,323
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 5/1/17	675,000	728,767
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 5/1/17	775,000	819,670
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 5/1/17	900,000	947,401
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	392,100
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	1,100,000	1,120,760
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 5/1/17	1,000,000	1,025,672
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 5/1/17(3)	1,275,000	1,251,443
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/17	475,000	496,615
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	920,000	946,571
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	295,945
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	486,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.89%, 5/15/17(3)	925,000	925,555
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	600,000	587,588
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 5/1/17(3)	725,000	736,527
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,454,533)		15,530,802
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 2.125%, 4/24/26	270,000	260,691

		Shares/ Principal Amount	Value
FNMA, 6.625%, 11/15/30		$4,870,000	$6,954,706
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,025,756)			7,215,397
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		100,000	103,945
Chile Government International Bond, 3.625%, 10/30/42		100,000	99,630
			203,575
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		310,000	329,995
Colombia Government International Bond, 7.375%, 9/18/37		300,000	387,300
Colombia Government International Bond, 6.125%, 1/18/41		100,000	115,500
			832,795
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		220,000	259,938
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		600,000	617,670
Mexico Government International Bond, MTN, 4.75%, 3/8/44		400,000	396,600
			1,014,270
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		70,000	92,050
Peruvian Government International Bond, 5.625%, 11/18/50		170,000	206,550
			298,600
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		300,000	319,537
Philippine Government International Bond, 6.375%, 10/23/34		150,000	200,824
			520,361
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21		140,000	153,980
Republic of Poland Government International Bond, 3.00%, 3/17/23		140,000	140,436
			294,416
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3)	EUR	880,000	948,869
Portugal Obrigacoes do Tesouro OT, 4.125%, 4/14/27(3)	EUR	620,000	709,691
			1,658,560
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$110,000	111,421
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		120,000	108,180
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,184,281)			5,302,116
EXCHANGE-TRADED FUNDS — 0.6%
SPDR S&P Bank ETF (Cost $5,113,253)		118,140	5,035,127

	Shares/ Principal Amount	Value
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$195,000	$266,620
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	120,386
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	135,197
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	140,151
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	81,072
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	155,947
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40	200,000	290,128
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	133,696
New York City GO, 6.27%, 12/1/37	95,000	125,120
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	125,880
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	89,012
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	56,283
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	253,756
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	205,000	244,104
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	210,000	261,834
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	110,014
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	130,582
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	93,559
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	148,387
State of California GO, 7.55%, 4/1/39	100,000	148,068
State of California GO, 7.30%, 10/1/39	290,000	411,295
State of Illinois GO, 5.10%, 6/1/33	245,000	220,899
State of Texas GO, 5.52%, 4/1/39	50,000	63,302
State of Washington GO, 5.14%, 8/1/40	20,000	24,237
TOTAL MUNICIPAL SECURITIES (Cost $3,247,423)		3,829,529
TEMPORARY CASH INVESTMENTS(7) — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $20,372,607)	20,372,607	20,372,607
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $786,129,728)		899,964,631
OTHER ASSETS AND LIABILITIES — (4.3)%		(37,007,606)
TOTAL NET ASSETS — 100.0%		$862,957,025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	122,305	USD	130,071	JPMorgan Chase Bank N.A.	6/21/17	$3,484
EUR	881	USD	939	JPMorgan Chase Bank N.A.	6/21/17	23
EUR	497,897	USD	541,532	JPMorgan Chase Bank N.A.	6/21/17	2,164
USD	4,349,709	EUR	4,090,629	JPMorgan Chase Bank N.A.	6/21/17	(117,195)
USD	215,959	EUR	203,074	JPMorgan Chase Bank N.A.	6/21/17	(5,795)
USD	15,146	EUR	14,230	JPMorgan Chase Bank N.A.	6/21/17	(393)
USD	9,960	EUR	9,272	JPMorgan Chase Bank N.A.	6/21/17	(165)
						$(117,877)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
38	U.S. Treasury 2-Year Notes	June 2017	$8,231,157	$(84)
45	U.S. Treasury 5-Year Notes	June 2017	5,328,281	(1,062)
			$13,559,438	$(1,146)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America Investment Grade Index Series 27	$2,000,000	Sell	1.00%	12/20/21	0.56%	$22,358	$40,932

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)	Value
U.S. CPI Urban Consumers NSA Index	$1,300,000	Receive	2.24%	11/15/26	$(39)	$452
U.S. CPI Urban Consumers NSA Index	1,300,000	Receive	2.28%	11/16/26	(4,358)	(3,867)
U.S. CPI Urban Consumers NSA Index	1,300,000	Receive	2.27%	11/21/26	(3,809)	(3,317)
					$(8,206)	$(6,732)

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26%	11/15/26	$(1,377)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29%	11/16/26	(4,002)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/21/26	(2,942)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25%	11/15/26	(159)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/16/26	(3,392)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26%	11/21/26	(1,672)
						$(13,544)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $367,146.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,339,781, which represented 4.2% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $256,000.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $786,129,728)	$899,964,631
Receivable for investments sold	6,204,319
Receivable for capital shares sold	118,073
Receivable for variation margin on swap agreements	4,065
Unrealized appreciation on forward foreign currency exchange contracts	5,671
Dividends and interest receivable	2,801,421
909,098,180

Liabilities
Disbursements in excess of demand deposit cash	125,058
Payable for collateral received for forward commitments	256,000
Payable for investments purchased	44,874,224
Payable for capital shares redeemed	123,626
Payable for variation margin on futures contracts	1,078
Payable for variation margin on swap agreements	322
Unrealized depreciation on forward foreign currency exchange contracts	123,548
Swap agreements, at value	13,544
Accrued management fees	623,755
46,141,155

Net Assets	$862,957,025

Net Assets Consist of:
Capital (par value and paid-in surplus)	$731,386,272
Undistributed net investment income	903,429
Undistributed net realized gain	16,949,957
Net unrealized appreciation	113,717,367
$862,957,025

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$800,258,126	43,574,267	$18.37
I Class, $0.01 Par Value	$62,693,846	3,411,685	$18.38
R5 Class, $0.01 Par Value	$5,053	275	$18.37

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,765)	$5,053,689
Interest	4,642,361
9,696,050

Expenses:
Management fees	3,694,907
Directors' fees and expenses	11,933
Other expenses	424
3,707,264

Net investment income (loss)	5,988,786

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,517,637
Futures contract transactions	(88,835)
Swap agreement transactions	5,646
Foreign currency transactions	378,009
19,812,457

Change in net unrealized appreciation (depreciation) on:
Investments	34,095,724
Futures contracts	16,238
Swap agreements	608
Translation of assets and liabilities in foreign currencies	(289,561)
33,823,009

Net realized and unrealized gain (loss)	53,635,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,624,252

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$5,988,786	$11,746,695
Net realized gain (loss)	19,812,457	7,899,815
Change in net unrealized appreciation (depreciation)	33,823,009	5,014,397
Net increase (decrease) in net assets resulting from operations	59,624,252	24,660,907

Distributions to Shareholders
From net investment income:
Investor Class	(5,671,642)	(11,708,828)
I Class	(502,986)	(933,774)
From net realized gains:
Investor Class	(7,066,911)	(33,526,043)
I Class	(560,856)	(2,302,749)
Decrease in net assets from distributions	(13,802,395)	(48,471,394)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,263,388	(5,756,686)

Net increase (decrease) in net assets	49,085,245	(29,567,173)

Net Assets
Beginning of period	813,871,780	843,438,953
End of period	$862,957,025	$813,871,780

Undistributed net investment income	$903,429	$1,089,271

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class (formerly Institutional Class) and R5 Class. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

Class	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,266,753 and $3,253,184, respectively. The effect of interfund transactions on the Statement of Operations was $210,720 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $474,459,341, of which $240,873,044 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $477,346,785, of which $226,843,450 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	360,000,000		350,000,000
Sold	2,417,977	$43,090,285	3,304,995	$56,554,508
Issued in reinvestment of distributions	701,849	12,449,652	2,618,200	44,184,540
Redeemed	(2,951,234)	(52,779,628)	(6,581,040)	(112,672,745)
	168,592	2,760,309	(657,845)	(11,933,697)
I Class/Shares Authorized	40,000,000		25,000,000
Sold	355,236	6,377,266	603,519	10,443,061
Issued in reinvestment of distributions	59,927	1,063,842	191,542	3,236,523
Redeemed	(388,760)	(6,943,029)	(435,815)	(7,502,573)
	26,403	498,079	359,246	6,177,011
R5 Class/Shares Authorized	50,000,000		N/A
Sold	275	5,000
Net increase (decrease)	195,270	$3,263,388	(298,599)	$(5,756,686)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$514,937,427	—	—
U.S. Treasury Securities	—	$104,627,215	—
Corporate Bonds	—	102,241,210	—
U.S. Government Agency Mortgage-Backed Securities	—	84,276,744	—
Collateralized Mortgage Obligations	—	19,329,906	—
Asset-Backed Securities	—	17,266,551	—
Commercial Mortgage-Backed Securities	—	15,530,802	—
U.S. Government Agency Securities	—	7,215,397	—
Sovereign Governments and Agencies	—	5,302,116	—
Exchange-Traded Funds	5,035,127	—	—
Municipal Securities	—	3,829,529	—
Temporary Cash Investments	20,372,607	—	—
	$540,345,161	$359,619,470	—
Other Financial Instruments
Swap Agreements	—	$41,384	—
Forward Foreign Currency Exchange Contracts	—	5,671	—
	—	$47,055	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,146	—	—
Swap Agreements	—	$20,728	—
Forward Foreign Currency Exchange Contracts	—	123,548	—
	$1,146	$144,276	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,448,892.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 59 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $9,900,000.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$322
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,671	Unrealized depreciation on forward foreign currency exchange contracts	123,548
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	1,078
Other Contracts	Receivable for variation margin on swap agreements*	4,065	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	—	Swap agreements	13,544
		$9,736		$138,492

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements, futures contracts or centrally cleared total return swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$5,646	Change in net unrealized appreciation (depreciation) on swap agreements	$22,358
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	382,861	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(291,397)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(88,835)	Change in net unrealized appreciation (depreciation) on futures contracts	16,238
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(21,750)
		$299,672		$(274,551)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$789,052,224
Gross tax appreciation of investments	$118,999,347
Gross tax depreciation of investments	(8,086,940)
Net tax appreciation (depreciation) of investments	$110,912,407

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$17.39	0.13	1.14	1.27	(0.13)	(0.16)	(0.29)	$18.37	7.38%	0.90%(4)	1.42%(4)	55%	$800,258
2016	$17.91	0.25	0.26	0.51	(0.26)	(0.77)	(1.03)	$17.39	3.14%	0.90%	1.44%	104%	$754,957
2015	$19.38	0.26	(0.08)	0.18	(0.28)	(1.37)	(1.65)	$17.91	0.98%	0.90%	1.43%	94%	$789,209
2014	$19.19	0.25	1.66	1.91	(0.28)	(1.44)	(1.72)	$19.38	10.76%	0.90%	1.36%	64%	$815,636
2013	$17.41	0.30	2.25	2.55	(0.31)	(0.46)	(0.77)	$19.19	15.21%	0.90%	1.64%	81%	$721,523
2012	$15.96	0.29	1.47	1.76	(0.31)	—	(0.31)	$17.41	11.12%	0.90%	1.75%	82%	$609,476
I Class(5)
2017(3)	$17.40	0.14	1.15	1.29	(0.15)	(0.16)	(0.31)	$18.38	7.49%	0.70%(4)	1.62%(4)	55%	$62,694
2016	$17.92	0.28	0.27	0.55	(0.30)	(0.77)	(1.07)	$17.40	3.35%	0.70%	1.64%	104%	$58,915
2015	$19.39	0.30	(0.09)	0.21	(0.31)	(1.37)	(1.68)	$17.92	1.19%	0.70%	1.63%	94%	$54,230
2014	$19.20	0.29	1.65	1.94	(0.31)	(1.44)	(1.75)	$19.39	10.98%	0.70%	1.56%	64%	$49,009
2013	$17.41	0.32	2.28	2.60	(0.35)	(0.46)	(0.81)	$19.20	15.49%	0.70%	1.84%	81%	$47,004
2012	$15.96	0.32	1.47	1.79	(0.34)	—	(0.34)	$17.41	11.34%	0.70%	1.95%	82%	$19,667
R5 Class
2017(7)	$18.18	0.01	0.18	0.19	—	—	—	$18.37	1.05%	0.70%(4)	1.05%(4)	55%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 1706

Semiannual Report

April 30, 2017

Capital Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.3%
Wells Fargo & Co.	3.3%
Chevron Corp.	2.8%
Johnson & Johnson	2.8%
Oracle Corp. (New York)	2.8%
Pfizer, Inc.	2.7%
TOTAL SA	2.5%
Bank of America Corp.	2.3%
Schlumberger Ltd.	2.3%
United Technologies Corp.	2.3%

Top Five Industries	% of net assets
Banks	14.6%
Oil, Gas and Consumable Fuels	13.7%
Pharmaceuticals	9.0%
Insurance	5.7%
Health Care Equipment and Supplies	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.1%
Foreign Common Stocks*	5.7%
Total Common Stocks	98.8%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,126.20	$5.27	1.00%
Investor Class (before waiver)	$1,000	$1,126.20(2)	$5.80	1.10%
I Class (after waiver)	$1,000	$1,128.20	$4.22	0.80%
I Class (before waiver)	$1,000	$1,128.20(2)	$4.75	0.90%
A Class (after waiver)	$1,000	$1,125.00	$6.59	1.25%
A Class (before waiver)	$1,000	$1,125.00(2)	$7.11	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.84	$5.01	1.00%
Investor Class (before waiver)	$1,000	$1,019.34	$5.51	1.10%
I Class (after waiver)	$1,000	$1,020.83	$4.01	0.80%
I Class (before waiver)	$1,000	$1,020.33	$4.51	0.90%
A Class (after waiver)	$1,000	$1,018.60	$6.26	1.25%
A Class (before waiver)	$1,000	$1,018.10	$6.76	1.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Aerospace and Defense — 3.1%
Textron, Inc.	27,050	$1,262,153
United Technologies Corp.	29,690	3,532,813
		4,794,966
Auto Components — 1.3%
BorgWarner, Inc.	18,500	782,180
Delphi Automotive plc	14,670	1,179,468
		1,961,648
Automobiles — 0.6%
Ford Motor Co.	76,550	878,029
Banks — 14.6%
Bank of America Corp.	152,020	3,548,147
BB&T Corp.	21,000	906,780
Citigroup, Inc.	34,300	2,027,816
JPMorgan Chase & Co.	59,070	5,139,090
KeyCorp	40,370	736,349
PNC Financial Services Group, Inc. (The)	19,960	2,390,210
U.S. Bancorp	54,410	2,790,145
Wells Fargo & Co.	93,670	5,043,192
		22,581,729
Beverages — 0.9%
PepsiCo, Inc.	12,290	1,392,211
Biotechnology — 0.3%
Amgen, Inc.	3,100	506,292
Building Products — 1.8%
Johnson Controls International plc	67,860	2,820,940
Capital Markets — 5.1%
Ameriprise Financial, Inc.	7,440	951,204
BlackRock, Inc.	3,750	1,442,138
Goldman Sachs Group, Inc. (The)	5,380	1,204,044
Invesco Ltd.	24,580	809,665
Morgan Stanley	21,520	933,322
State Street Corp.	30,940	2,595,866
		7,936,239
Chemicals — 1.4%
Dow Chemical Co. (The)	27,870	1,750,236
LyondellBasell Industries NV, Class A	4,270	361,925
		2,112,161
Communications Equipment — 2.2%
Cisco Systems, Inc.	99,640	3,394,735
Containers and Packaging — 0.5%
WestRock Co.	15,450	827,502
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	6,080	1,004,477
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	66,800	2,647,284
6

	Shares	Value
Electric Utilities — 3.3%
Edison International	17,790	$1,422,666
Eversource Energy	18,450	1,095,930
PG&E Corp.	19,030	1,275,962
Xcel Energy, Inc.	30,340	1,366,817
		5,161,375
Electrical Equipment — 0.1%
Rockwell Automation, Inc.	1,400	220,290
Energy Equipment and Services — 3.1%
Baker Hughes, Inc.	20,490	1,216,491
Schlumberger Ltd.	48,840	3,545,296
		4,761,787
Equity Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	39,360	777,360
Food and Staples Retailing — 2.2%
CVS Health Corp.	29,500	2,431,980
Wal-Mart Stores, Inc.	13,180	990,872
		3,422,852
Food Products — 1.0%
Kellogg Co.	11,180	793,780
Mead Johnson Nutrition Co.	7,940	704,437
		1,498,217
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	60,330	2,632,801
Medtronic plc	41,280	3,429,956
Zimmer Biomet Holdings, Inc.	15,700	1,878,505
		7,941,262
Health Care Providers and Services — 2.3%
Aetna, Inc.	4,780	645,635
Anthem, Inc.	5,680	1,010,415
Cardinal Health, Inc.	9,890	717,915
HCA Holdings, Inc.(1)	10,190	858,100
McKesson Corp.	2,650	366,468
		3,598,533
Household Products — 1.5%
Procter & Gamble Co. (The)	27,280	2,382,362
Industrial Conglomerates — 1.1%
General Electric Co.	43,380	1,257,586
Honeywell International, Inc.	3,730	489,152
		1,746,738
Insurance — 5.7%
Allstate Corp. (The)	17,670	1,436,394
American International Group, Inc.	25,610	1,559,905
Chubb Ltd.	20,970	2,878,132
MetLife, Inc.	27,480	1,423,739
Principal Financial Group, Inc.	6,830	444,838
Prudential Financial, Inc.	9,620	1,029,629
		8,772,637
Leisure Products — 0.3%
Mattel, Inc.	17,820	399,524

7

	Shares	Value
Machinery — 2.1%
Ingersoll-Rand plc	24,690	$2,191,238
Stanley Black & Decker, Inc.	7,780	1,059,247
		3,250,485
Media — 1.0%
Time Warner, Inc.	15,430	1,531,736
Multiline Retail — 0.4%
Target Corp.	11,030	616,026
Oil, Gas and Consumable Fuels — 13.7%
Anadarko Petroleum Corp.	27,750	1,582,305
Apache Corp.	4,910	238,822
Chevron Corp.	40,770	4,350,159
ConocoPhillips	43,510	2,084,564
Exxon Mobil Corp.	22,980	1,876,317
Imperial Oil Ltd.	62,130	1,807,393
Noble Energy, Inc.	41,950	1,356,244
Occidental Petroleum Corp.	43,540	2,679,452
Royal Dutch Shell plc ADR	22,000	1,190,640
TOTAL SA	76,350	3,923,036
		21,088,932
Pharmaceuticals — 9.0%
Allergan plc	4,180	1,019,335
Johnson & Johnson	34,720	4,286,878
Merck & Co., Inc.	48,970	3,052,300
Pfizer, Inc.	123,140	4,176,909
Roche Holding AG	3,640	952,253
Teva Pharmaceutical Industries Ltd. ADR	11,575	365,539
		13,853,214
Road and Rail — 1.2%
Union Pacific Corp.	16,640	1,863,014
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	54,050	2,194,971
Intel Corp.	33,840	1,223,316
Microchip Technology, Inc.	4,180	315,924
NXP Semiconductors NV(1)	4,940	522,405
QUALCOMM, Inc.	9,410	505,693
		4,762,309
Software — 3.0%
Electronic Arts, Inc.(1)	3,250	308,165
Oracle Corp. (New York)	94,530	4,250,069
		4,558,234
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	8,070	1,147,069
L Brands, Inc.	12,680	669,631
Lowe's Cos., Inc.	4,660	395,541
		2,212,241
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	15,030	2,159,060
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp.	7,660	618,315

8

	Shares	Value
Tobacco — 1.7%
Altria Group, Inc.	8,600	$617,308
Philip Morris International, Inc.	17,670	1,958,543
		2,575,851
TOTAL COMMON STOCKS (Cost $105,111,381)		152,630,567
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $815,462), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $799,700)		799,655
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $816,286), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $800,015)		800,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	746	746
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,600,401)		1,600,401
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $106,711,782)		154,230,968
OTHER ASSETS AND LIABILITIES — 0.2%		236,923
TOTAL NET ASSETS — 100.0%		$154,467,891

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	55,917	USD	42,028	Morgan Stanley	6/30/17	$(1,029)
CAD	61,043	USD	44,773	Morgan Stanley	6/30/17	(16)
USD	1,380,042	CAD	1,844,115	Morgan Stanley	6/30/17	27,917
USD	58,215	CAD	78,032	Morgan Stanley	6/30/17	1,001
USD	46,583	CAD	63,373	Morgan Stanley	6/30/17	118
USD	310,139	CHF	308,523	Credit Suisse AG	6/30/17	(1,059)
USD	320,039	CHF	318,690	Credit Suisse AG	6/30/17	(1,413)
USD	46,709	CHF	46,368	Credit Suisse AG	6/30/17	(61)
USD	75,365	CHF	74,803	Credit Suisse AG	6/30/17	(87)
EUR	86,428	USD	92,913	UBS AG	6/30/17	1,512
USD	77,760	EUR	72,609	UBS AG	6/30/17	(1,567)
USD	3,034,122	EUR	2,784,467	UBS AG	6/30/17	(7,987)
USD	113,931	EUR	107,136	UBS AG	6/30/17	(3,118)
GBP	24,926	USD	31,253	Credit Suisse AG	6/30/17	1,086
GBP	21,976	USD	28,155	Credit Suisse AG	6/30/17	357
GBP	23,119	USD	29,641	Credit Suisse AG	6/30/17	354
USD	976,042	GBP	779,200	Credit Suisse AG	6/30/17	(34,874)
USD	29,314	GBP	23,555	Credit Suisse AG	6/30/17	(1,245)
USD	25,538	GBP	19,872	Credit Suisse AG	6/30/17	(244)
						$(20,355)

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $106,711,782)	$154,230,968
Receivable for investments sold	387,911
Receivable for capital shares sold	30,582
Unrealized appreciation on forward foreign currency exchange contracts	32,345
Dividends and interest receivable	168,816
154,850,622

Liabilities
Payable for investments purchased	186,894
Payable for capital shares redeemed	15,379
Unrealized depreciation on forward foreign currency exchange contracts	52,700
Accrued management fees	126,847
Distribution and service fees payable	911
382,731

Net Assets	$154,467,891

Net Assets Consist of:
Capital (par value and paid-in surplus)	$99,241,158
Undistributed net investment income	526,309
Undistributed net realized gain	7,201,593
Net unrealized appreciation	47,498,831
$154,467,891

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$148,032,556	16,387,415	$9.03
I Class, $0.01 Par Value	$1,983,788	219,066	$9.06
A Class, $0.01 Par Value	$4,451,547	494,204	$9.01*
*Maximum offering price $9.56 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17,553)	$1,895,496
Interest	1,431
1,896,927

Expenses:
Management fees	831,586
Distribution and service fees – A Class	5,919
Directors' fees and expenses	2,151
Other expenses	360
840,016
Fees waived(1)	(75,783)
764,233

Net investment income (loss)	1,132,694

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,949,442
Foreign currency transactions	157,315
8,106,757

Change in net unrealized appreciation (depreciation) on:
Investments	8,491,934
Translation of assets and liabilities in foreign currencies	(145,022)
8,346,912

Net realized and unrealized gain (loss)	16,453,669

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,586,363

(1)	Amount consists of $72,400, $1,015 and $2,368 for the Investor Class, I Class and A Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$1,132,694	$2,424,105
Net realized gain (loss)	8,106,757	10,704,341
Change in net unrealized appreciation (depreciation)	8,346,912	(7,223,914)
Net increase (decrease) in net assets resulting from operations	17,586,363	5,904,532

Distributions to Shareholders
From net investment income:
Investor Class	(2,191,476)	(2,244,362)
I Class	(35,875)	(48,846)
A Class	(59,449)	(60,089)
From net realized gains:
Investor Class	(9,545,164)	(8,499,296)
I Class	(137,766)	(164,845)
A Class	(311,203)	(268,334)
Decrease in net assets from distributions	(12,280,933)	(11,285,772)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,195,467	(5,924,588)

Net increase (decrease) in net assets	14,500,897	(11,305,828)

Net Assets
Beginning of period	139,966,994	151,272,822
End of period	$154,467,891	$139,966,994

Undistributed net investment income	$526,309	$1,680,415

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class) and A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

14

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2017, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2017 are as follows:

		Effective Annual Management Fee
Class	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.900% to 1.100%	1.10%	1.00%
I Class	0.700% to 0.900%	0.90%	0.80%
A Class	0.900% to 1.100%	1.10%	1.00%

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $619,684 and $125,129, respectively. The effect of interfund transactions on the Statement of Operations was $65,696 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $21,718,494 and $24,797,056, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	180,000,000		200,000,000
Sold	782,475	$7,134,316	624,518	$5,261,374
Issued in reinvestment of distributions	1,257,615	11,104,738	1,245,917	10,191,589
Redeemed	(999,906)	(9,001,057)	(2,406,725)	(20,339,514)
	1,040,184	9,237,997	(536,290)	(4,886,551)
I Class/Shares Authorized	20,000,000		15,000,000
Sold	2,459	23,733	12,428	104,453
Issued in reinvestment of distributions	12,824	113,359	18,746	153,720
Redeemed	(16,223)	(145,996)	(149,579)	(1,260,000)
	(940)	(8,904)	(118,405)	(1,001,827)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	82,480	746,690	132,211	1,112,660
Issued in reinvestment of distributions	41,700	367,377	39,753	324,780
Redeemed	(126,768)	(1,147,693)	(175,034)	(1,473,650)
	(2,588)	(33,626)	(3,070)	(36,210)
Net increase (decrease)	1,036,656	$9,195,467	(657,765)	$(5,924,588)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$145,947,885	$6,682,682	—
Temporary Cash Investments	746	1,599,655	—
	$145,948,631	$8,282,337	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$32,345	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$52,700	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,130,759.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $32,345 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $52,700 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $157,646 in net realized gain (loss) on foreign currency transactions and $(145,200) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

18

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$107,554,682
Gross tax appreciation of investments	$47,774,327
Gross tax depreciation of investments	(1,098,041)
Net tax appreciation (depreciation) of investments	$46,676,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$8.71	0.07	1.01	1.08	(0.14)	(0.62)	(0.76)	$9.03	12.62%	1.00%(4)	1.10%(4)	1.50%(4)	1.40%(4)	14%	$148,033
2016	$9.05	0.14	0.21	0.35	(0.14)	(0.55)	(0.69)	$8.71	4.36%	1.00%	1.10%	1.72%	1.62%	45%	$133,732
2015	$9.71	0.12	(0.08)	0.04	(0.13)	(0.57)	(0.70)	$9.05	0.61%	1.00%	1.10%	1.28%	1.18%	31%	$143,698
2014	$8.51	0.12	1.20	1.32	(0.12)	—	(0.12)	$9.71	15.68%	1.00%	1.10%	1.32%	1.22%	31%	$151,715
2013	$6.89	0.13	1.61	1.74	(0.12)	—	(0.12)	$8.51	25.67%	1.00%	1.10%	1.66%	1.56%	26%	$138,884
2012	$5.96	0.11	0.93	1.04	(0.11)	—	(0.11)	$6.89	17.80%	1.00%	1.10%	1.76%	1.66%	32%	$117,210
I Class(5)
2017(3)	$8.74	0.08	1.02	1.10	(0.16)	(0.62)	(0.78)	$9.06	12.82%	0.80%(4)	0.90%(4)	1.70%(4)	1.60%(4)	14%	$1,984
2016	$9.08	0.16	0.21	0.37	(0.16)	(0.55)	(0.71)	$8.74	4.67%	0.80%	0.90%	1.92%	1.82%	45%	$1,924
2015	$9.74	0.14	(0.08)	0.06	(0.15)	(0.57)	(0.72)	$9.08	0.72%	0.80%	0.90%	1.48%	1.38%	31%	$3,071
2014	$8.54	0.14	1.20	1.34	(0.14)	—	(0.14)	$9.74	15.86%	0.80%	0.90%	1.52%	1.42%	31%	$3,019
2013	$6.90	0.15	1.62	1.77	(0.13)	—	(0.13)	$8.54	26.00%	0.80%	0.90%	1.86%	1.76%	26%	$3,289
2012	$5.97	0.12	0.93	1.05	(0.12)	—	(0.12)	$6.90	18.00%	0.80%	0.90%	1.96%	1.86%	32%	$3,943

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$8.68	0.06	1.01	1.07	(0.12)	(0.62)	(0.74)	$9.01	12.50%	1.25%(4)	1.35%(4)	1.25%(4)	1.15%(4)	14%	$4,452
2016	$9.01	0.12	0.22	0.34	(0.12)	(0.55)	(0.67)	$8.68	4.21%	1.25%	1.35%	1.47%	1.37%	45%	$4,312
2015	$9.67	0.09	(0.07)	0.02	(0.11)	(0.57)	(0.68)	$9.01	0.34%	1.25%	1.35%	1.03%	0.93%	31%	$4,504
2014	$8.48	0.10	1.19	1.29	(0.10)	—	(0.10)	$9.67	15.32%	1.25%	1.35%	1.07%	0.97%	31%	$4,107
2013	$6.87	0.11	1.62	1.73	(0.12)	—	(0.12)	$8.48	25.51%	1.25%	1.35%	1.41%	1.31%	26%	$3,155
2012	$5.95	0.10	0.92	1.02	(0.10)	—	(0.10)	$6.87	17.37%	1.25%	1.35%	1.51%	1.41%	32%	$2,796

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92360 1706

Semiannual Report

April 30, 2017

Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	7.6%
Apple, Inc.	4.6%
Amazon.com, Inc.	4.3%
Comcast Corp., Class A	3.2%
Microsoft Corp.	3.2%
Visa, Inc., Class A	2.9%
PepsiCo, Inc.	2.3%
Amgen, Inc.	2.2%
Activision Blizzard, Inc.	1.9%
O'Reilly Automotive, Inc.	1.8%

Top Five Industries	% of net assets
Internet Software and Services	10.0%
Software	9.7%
IT Services	5.8%
Biotechnology	5.8%
Internet and Direct Marketing Retail	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,149.30	$5.22	0.98%
I Class	$1,000	$1,150.20	$4.16	0.78%
Y Class	$1,000	$1,027.80(2)	$0.37(3)	0.63%
A Class	$1,000	$1,148.00	$6.55	1.23%
C Class	$1,000	$1,143.90	$10.53	1.98%
R Class	$1,000	$1,146.60	$7.88	1.48%
R5 Class	$1,000	$1,027.80(2)	$0.46(3)	0.78%
R6 Class	$1,000	$1,151.60	$3.36	0.63%
Hypothetical
Investor Class	$1,000	$1,019.94	$4.91	0.98%
I Class	$1,000	$1,020.93	$3.91	0.78%
Y Class	$1,000	$1,021.67(4)	$3.16(4)	0.63%
A Class	$1,000	$1,018.70	$6.16	1.23%
C Class	$1,000	$1,014.98	$9.89	1.98%
R Class	$1,000	$1,017.46	$7.40	1.48%
R5 Class	$1,000	$1,020.93(4)	$3.91(4)	0.78%
R6 Class	$1,000	$1,021.67	$3.16	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 2.2%
Boeing Co. (The)	157,097	$29,036,239
Lockheed Martin Corp.	513,021	138,233,508
		167,269,747
Airlines — 1.4%
Delta Air Lines, Inc.	2,440,576	110,899,773
Banks — 1.3%
Bank of America Corp.	1,551,537	36,212,873
Citizens Financial Group, Inc.	955,091	35,061,391
Regions Financial Corp.	2,027,948	27,884,285
		99,158,549
Beverages — 2.7%
Dr Pepper Snapple Group, Inc.	349,373	32,020,035
PepsiCo, Inc.	1,552,714	175,891,442
		207,911,477
Biotechnology — 5.8%
Amgen, Inc.	1,015,867	165,911,398
Biogen, Inc.(1)	443,136	120,182,915
Gilead Sciences, Inc.	1,047,863	71,831,009
Incyte Corp.(1)	210,389	26,147,145
Regeneron Pharmaceuticals, Inc.(1)	153,325	59,565,229
		443,637,696
Capital Markets — 1.0%
Charles Schwab Corp. (The)	2,038,980	79,214,373
Chemicals — 2.2%
Dow Chemical Co. (The)	1,604,482	100,761,470
LyondellBasell Industries NV, Class A	798,028	67,640,853
		168,402,323
Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	752,730	81,603,459
Consumer Finance — 0.9%
American Express Co.	906,134	71,811,120
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	784,039	46,328,865
Energy Equipment and Services — 0.4%
Halliburton Co.	727,886	33,395,410
Equity Real Estate Investment Trusts (REITs) — 2.3%
Equity Residential	1,557,476	100,581,800
SBA Communications Corp.(1)	631,234	79,844,789
		180,426,589
Food and Staples Retailing — 2.3%
Kroger Co. (The)	1,532,649	45,443,043
Wal-Mart Stores, Inc.	1,755,555	131,982,625
		177,425,668
Food Products — 0.5%
Hormel Foods Corp.	1,165,751	40,894,545

6

	Shares	Value
Health Care Equipment and Supplies — 3.4%
Edwards Lifesciences Corp.(1)	913,435	$100,176,417
Hologic, Inc.(1)	986,747	44,551,627
Intuitive Surgical, Inc.(1)	139,929	116,962,453
		261,690,497
Health Care Providers and Services — 1.8%
Cardinal Health, Inc.	813,301	59,037,520
Express Scripts Holding Co.(1)	791,817	48,570,055
Quest Diagnostics, Inc.	295,371	31,164,594
		138,772,169
Health Care Technology — 0.7%
Cerner Corp.(1)	825,374	53,442,967
Hotels, Restaurants and Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	124,600	59,118,962
Darden Restaurants, Inc.	483,164	41,160,741
Las Vegas Sands Corp.	1,050,632	61,976,782
		162,256,485
Household Products — 1.8%
Church & Dwight Co., Inc.	1,214,055	60,132,144
Procter & Gamble Co. (The)	863,669	75,424,214
		135,556,358
Industrial Conglomerates — 1.5%
3M Co.	609,837	119,424,380
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	362,134	334,970,329
Expedia, Inc.	538,263	71,976,528
		406,946,857
Internet Software and Services — 10.0%
Alphabet, Inc., Class A(1)	630,686	583,081,821
Facebook, Inc., Class A(1)	758,036	113,894,909
LogMeIn, Inc.	164,845	18,627,485
VeriSign, Inc.(1)	608,820	54,136,274
		769,740,489
IT Services — 5.8%
DXC Technology Co.(1)	751,803	56,640,838
Fiserv, Inc.(1)	981,860	116,978,800
Global Payments, Inc.	558,197	45,638,187
Visa, Inc., Class A	2,489,501	227,092,281
		446,350,106
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	1,152,594	63,450,299
Illumina, Inc.(1)	90,945	16,812,093
Waters Corp.(1)	89,411	15,190,035
		95,452,427
Machinery — 3.7%
Caterpillar, Inc.	465,163	47,567,568
Cummins, Inc.	424,582	64,086,407
Parker-Hannifin Corp.	236,523	38,032,899
WABCO Holdings, Inc.(1)	588,376	69,940,255
Wabtec Corp.	746,251	62,602,996
		282,230,125

7

	Shares	Value
Media — 5.0%
Comcast Corp., Class A	6,372,933	$249,755,244
DISH Network Corp., Class A(1)	364,578	23,493,406
Sirius XM Holdings, Inc.	7,247,938	35,877,293
Walt Disney Co. (The)	666,366	77,031,910
		386,157,853
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	1,126,250	93,219,712
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.(1)	287,670	36,436,282
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	820,189	71,471,269
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	1,109,340	62,178,507
Johnson & Johnson	695,579	85,883,139
		148,061,646
Road and Rail — 0.9%
Union Pacific Corp.	596,928	66,832,059
Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	1,967,001	79,879,911
ASML Holding NV	325,597	43,039,534
Broadcom Ltd.	495,013	109,303,820
Marvell Technology Group Ltd.	1,851,768	27,813,555
Maxim Integrated Products, Inc.	1,159,194	51,178,415
		311,215,235
Software — 9.7%
Activision Blizzard, Inc.	2,787,084	145,625,139
Electronic Arts, Inc.(1)	715,413	67,835,461
Microsoft Corp.	3,575,335	244,767,434
Oracle Corp. (New York)	1,378,469	61,975,966
salesforce.com, Inc.(1)	975,846	84,039,857
Splunk, Inc.(1)	1,018,983	65,530,797
Symantec Corp.	1,214,073	38,401,129
VMware, Inc., Class A(1)	376,538	35,439,757
		743,615,540
Specialty Retail — 4.8%
Home Depot, Inc. (The)	295,049	46,057,149
O'Reilly Automotive, Inc.(1)	573,849	142,400,629
Ross Stores, Inc.	765,171	49,736,115
TJX Cos., Inc. (The)	1,434,996	112,848,086
Williams-Sonoma, Inc.	401,381	21,694,643
		372,736,622
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	2,465,422	354,157,870
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	1,288,726	50,762,917
Tobacco — 1.9%
Altria Group, Inc.	1,118,028	80,252,050

8

	Shares/Principal Amount	Value
Philip Morris International, Inc.	592,102	$65,628,586
		145,880,636
TOTAL COMMON STOCKS (Cost $5,388,125,309)		7,560,790,095
TEMPORARY CASH INVESTMENTS — 1.8%
Federal Home Loan Bank Discount Notes, 0.69%, 5/1/17(2)	$75,000,000	75,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $30,286,694), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $29,701,276)		29,699,593
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $30,314,836), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $29,718,545)		29,718,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	51,881	51,881
TOTAL TEMPORARY CASH INVESTMENTS (Cost $134,469,474)		134,469,474
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,522,594,783)		7,695,259,569
OTHER ASSETS AND LIABILITIES — 0.1%		9,877,921
TOTAL NET ASSETS — 100.0%		$7,705,137,490

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,079,354	USD	1,164,191	UBS AG	6/30/17	$15,033
USD	36,248,897	EUR	33,266,245	UBS AG	6/30/17	(95,420)
USD	1,017,006	EUR	940,975	UBS AG	6/30/17	(11,036)
USD	895,629	EUR	816,434	UBS AG	6/30/17	3,651
						$(87,772)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
233	NASDAQ 100 E-Mini	June 2017	$26,005,130	$319,237
434	S&P 500 E-Mini	June 2017	51,656,850	189,585
			$77,661,980	$508,822

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,522,594,783)	$7,695,259,569
Deposits with broker for futures contracts	3,078,700
Receivable for investments sold	42,513,218
Receivable for capital shares sold	1,771,851
Unrealized appreciation on forward foreign currency exchange contracts	18,684
Dividends and interest receivable	3,512,419
7,746,154,441

Liabilities
Payable for investments purchased	31,259,056
Payable for capital shares redeemed	3,779,615
Payable for variation margin on futures contracts	170,450
Unrealized depreciation on forward foreign currency exchange contracts	106,456
Accrued management fees	5,624,722
Distribution and service fees payable	76,652
41,016,951

Net Assets	$7,705,137,490

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,207,768,169
Undistributed net investment income	14,971,435
Undistributed net realized gain	309,312,138
Net unrealized appreciation	2,173,085,748
$7,705,137,490

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,488,415,062	175,323,314	$31.30
I Class, $0.01 Par Value	$1,118,083,039	35,154,405	$31.80
Y Class, $0.01 Par Value	$5,150	162	$31.79
A Class, $0.01 Par Value	$142,926,919	4,693,466	$30.45*
C Class, $0.01 Par Value	$10,101,599	343,243	$29.43
R Class, $0.01 Par Value	$97,874,738	3,272,589	$29.91
R5 Class, $0.01 Par Value	$5,153	162	$31.81
R6 Class, $0.01 Par Value	$847,725,830	26,669,239	$31.79
*Maximum offering price $32.31 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $63,821)	$49,586,768
Interest	189,865
49,776,633

Expenses:
Management fees	33,162,732
Distribution and service fees:
A Class	176,465
C Class	48,661
R Class	238,663
Directors' fees and expenses	103,912
Other expenses	111
33,730,544

Net investment income (loss)	16,046,089

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	304,500,171
Futures contract transactions	6,174,243
Foreign currency transactions	2,182,354
312,856,768

Change in net unrealized appreciation (depreciation) on:
Investments	697,056,253
Futures contracts	1,087,835
Translation of assets and liabilities in foreign currencies	(1,154,062)
696,990,026

Net realized and unrealized gain (loss)	1,009,846,794

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,025,892,883

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$16,046,089	$46,001,282
Net realized gain (loss)	312,856,768	333,902,023
Change in net unrealized appreciation (depreciation)	696,990,026	(373,298,587)
Net increase (decrease) in net assets resulting from operations	1,025,892,883	6,604,718

Distributions to Shareholders
From net investment income:
Investor Class	(30,098,984)	(19,299,202)
I Class	(10,110,336)	(8,735,464)
A Class	(493,592)	(213,438)
R Class	(77,006)	—
R6 Class	(3,809,345)	(2,228,096)
From net realized gains:
Investor Class	(227,335,709)	(362,748,942)
I Class	(56,667,053)	(103,384,171)
A Class	(6,581,911)	(15,137,419)
C Class	(441,655)	(763,235)
R Class	(4,398,218)	(7,186,670)
R6 Class	(17,899,899)	(20,634,765)
Decrease in net assets from distributions	(357,913,708)	(540,331,402)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,204,175)	(828,721,980)

Net increase (decrease) in net assets	641,775,000	(1,362,448,664)

Net Assets
Beginning of period	7,063,362,490	8,425,811,154
End of period	$7,705,137,490	$7,063,362,490

Undistributed net investment income	$14,971,435	$43,514,609

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 5% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.98%
I Class	0.600% to 0.790%	0.78%
Y Class	0.450% to 0.640%	0.63%
A Class	0.800% to 0.990%	0.98%
C Class	0.800% to 0.990%	0.98%
R Class	0.800% to 0.990%	0.98%
R5 Class	0.600% to 0.790%	0.78%
R6 Class	0.450% to 0.640%	0.63%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%.

15

The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears.
The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $12,582,216 and $4,851,882, respectively. The effect of interfund transactions on the Statement of Operations was $237,469 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $1,520,158,585 and $1,951,013,799, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,500,000,000		1,330,000,000
Sold	4,569,642	$134,593,264	8,647,841	$243,040,048
Issued in reinvestment of distributions	8,815,440	249,565,108	13,248,696	371,360,933
Redeemed	(16,916,269)	(495,355,944)	(37,793,076)	(1,060,416,668)
	(3,531,187)	(111,197,572)	(15,896,539)	(446,015,687)
I Class/Shares Authorized	400,000,000		420,000,000
Sold	3,239,833	97,816,535	6,303,266	179,701,920
Issued in reinvestment of distributions	2,309,948	66,411,012	3,922,377	111,552,414
Redeemed	(14,980,957)	(443,942,135)	(21,172,647)	(608,989,395)
	(9,431,176)	(279,714,588)	(10,947,004)	(317,735,061)
Y Class/Shares Authorized	50,000,000		N/A
Sold	162	5,000
A Class/Shares Authorized	120,000,000		200,000,000
Sold	465,018	13,354,423	933,876	25,777,376
Issued in reinvestment of distributions	225,286	6,211,139	514,611	14,064,308
Redeemed	(1,277,771)	(36,259,504)	(5,907,288)	(167,530,067)
	(587,467)	(16,693,942)	(4,458,801)	(127,688,383)
C Class/Shares Authorized	20,000,000		15,000,000
Sold	34,266	941,718	51,407	1,381,134
Issued in reinvestment of distributions	12,938	345,575	21,933	584,089
Redeemed	(51,682)	(1,448,294)	(128,450)	(3,356,084)
	(4,478)	(161,001)	(55,110)	(1,390,861)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	171,038	4,844,651	483,186	12,840,380
Issued in reinvestment of distributions	162,884	4,414,145	262,174	7,047,238
Redeemed	(586,836)	(16,458,847)	(1,131,715)	(30,786,463)
	(252,914)	(7,200,051)	(386,355)	(10,898,845)
R5 Class/Shares Authorized	50,000,000		N/A
Sold	162	5,000
R6 Class/Shares Authorized	300,000,000		95,000,000
Sold	14,530,129	428,096,048	4,427,156	126,197,799
Issued in reinvestment of distributions	756,156	21,709,244	804,747	22,862,861
Redeemed	(2,020,904)	(61,052,313)	(2,567,545)	(74,053,803)
	13,265,381	388,752,979	2,664,358	75,006,857
Net increase (decrease)	(541,517)	$(26,204,175)	(29,079,451)	$(828,721,980)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•	Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for

17

comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,517,750,561	$43,039,534	—
Temporary Cash Investments	51,881	134,417,593	—
	$7,517,802,442	$177,457,127	—
Other Financial Instruments
Futures Contracts	$508,822	—	—
Forward Foreign Currency Exchange Contracts	—	$18,684	—
	$508,822	$18,684	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$106,456	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to equity price risk derivative instruments held during the period was 798 contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $53,924,987.

18

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts *	—	Payable for variation margin on futures contracts *	$170,450
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$18,684	Unrealized depreciation on forward foreign currency exchange contracts	106,456
		$18,684		$276,906

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$6,174,243	Change in net unrealized appreciation (depreciation) on futures contracts	$1,087,835
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	2,188,531	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(1,154,169)
		$8,362,774		$(66,334)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,526,240,471
Gross tax appreciation of investments	$2,201,094,596
Gross tax depreciation of investments	(32,075,498)
Net tax appreciation (depreciation) of investments	$2,169,019,098

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$28.64	0.06	4.06	4.12	(0.17)	(1.29)	(1.46)	$31.30	14.93%	0.98%(4)	0.39%(4)	21%	$5,488,415
2016	$30.57	0.16	(0.08)	0.08	(0.10)	(1.91)	(2.01)	$28.64	0.40%	0.98%	0.57%	36%	$5,122,550
2015	$35.39	0.10	2.34	2.44	(0.10)	(7.16)	(7.26)	$30.57	9.07%	0.97%	0.35%	49%	$5,952,798
2014	$33.10	0.11	4.22	4.33	(0.12)	(1.92)	(2.04)	$35.39	13.84%	0.97%	0.32%	103%	$6,021,115
2013	$27.48	0.21	6.53	6.74	(0.25)	(0.87)	(1.12)	$33.10	25.42%	0.97%	0.71%	67%	$6,327,674
2012	$25.88	0.14	2.50	2.64	(0.13)	(0.91)	(1.04)	$27.48	10.67%	0.97%	0.54%	74%	$5,593,916
I Class(5)
2017(3)	$29.11	0.09	4.12	4.21	(0.23)	(1.29)	(1.52)	$31.80	15.02%	0.78%(4)	0.59%(4)	21%	$1,118,083
2016	$31.03	0.23	(0.08)	0.15	(0.16)	(1.91)	(2.07)	$29.11	0.64%	0.78%	0.77%	36%	$1,297,685
2015	$35.83	0.17	2.36	2.53	(0.17)	(7.16)	(7.33)	$31.03	9.30%	0.77%	0.55%	49%	$1,723,219
2014	$33.49	0.18	4.27	4.45	(0.19)	(1.92)	(2.11)	$35.83	14.03%	0.77%	0.52%	103%	$2,482,606
2013	$27.75	0.27	6.60	6.87	(0.26)	(0.87)	(1.13)	$33.49	25.68%	0.77%	0.91%	67%	$2,842,185
2012	$26.13	0.20	2.51	2.71	(0.18)	(0.91)	(1.09)	$27.75	10.86%	0.77%	0.74%	74%	$2,237,708
Y Class
2017(6)	$30.93	—(8)	0.86	0.86	—	—	—	$31.79	2.78%	0.63%(4)	(0.28)%(4)	21%(7)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$27.86	0.02	3.96	3.98	(0.10)	(1.29)	(1.39)	$30.45	14.80%	1.23%(4)	0.14%(4)	21%	$142,927
2016	$29.78	0.10	(0.08)	0.02	(0.03)	(1.91)	(1.94)	$27.86	0.18%	1.23%	0.32%	36%	$147,133
2015	$34.65	0.04	2.26	2.30	(0.01)	(7.16)	(7.17)	$29.78	8.78%	1.22%	0.10%	49%	$290,077
2014	$32.45	0.03	4.13	4.16	(0.04)	(1.92)	(1.96)	$34.65	13.53%	1.22%	0.07%	103%	$718,640
2013	$27.00	0.13	6.42	6.55	(0.23)	(0.87)	(1.10)	$32.45	25.14%	1.22%	0.46%	67%	$817,166
2012	$25.45	0.07	2.46	2.53	(0.07)	(0.91)	(0.98)	$27.00	10.37%	1.22%	0.29%	74%	$701,313
C Class
2017(3)	$26.97	(0.08)	3.83	3.75	—	(1.29)	(1.29)	$29.43	14.39%	1.98%(4)	(0.61)%(4)	21%	$10,102
2016	$29.08	(0.11)	(0.09)	(0.20)	—	(1.91)	(1.91)	$26.97	(0.58)%	1.98%	(0.43)%	36%	$9,379
2015	$34.20	(0.19)	2.23	2.04	—	(7.16)	(7.16)	$29.08	7.95%	1.97%	(0.65)%	49%	$11,713
2014	$32.24	(0.22)	4.10	3.88	—	(1.92)	(1.92)	$34.20	12.71%	1.97%	(0.68)%	103%	$13,413
2013	$26.98	(0.08)	6.38	6.30	(0.17)	(0.87)	(1.04)	$32.24	24.16%	1.97%	(0.29)%	67%	$14,489
2012	$25.55	(0.12)	2.46	2.34	—	(0.91)	(0.91)	$26.98	9.55%	1.97%	(0.46)%	74%	$14,084
R Class
2017(3)	$27.35	(0.01)	3.88	3.87	(0.02)	(1.29)	(1.31)	$29.91	14.66%	1.48%(4)	(0.11)%(4)	21%	$97,875
2016	$29.31	0.02	(0.07)	(0.05)	—	(1.91)	(1.91)	$27.35	(0.06)%	1.48%	0.07%	36%	$96,415
2015	$34.28	(0.04)	2.23	2.19	—	(7.16)	(7.16)	$29.31	8.50%	1.47%	(0.15)%	49%	$114,672
2014	$32.16	(0.06)	4.10	4.04	—	(1.92)	(1.92)	$34.28	13.26%	1.47%	(0.18)%	103%	$142,845
2013	$26.82	0.06	6.36	6.42	(0.21)	(0.87)	(1.08)	$32.16	24.80%	1.47%	0.21%	67%	$145,337
2012	$25.28	0.01	2.44	2.45	—(8)	(0.91)	(0.91)	$26.82	10.12%	1.47%	0.04%	74%	$115,208

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(6)	$30.95	(0.01)	0.87	0.86	—	—	—	$31.81	2.78%	0.78%(4)	(0.43)%(4)	21%(7)	$5
R6 Class
2017(3)	$29.11	0.10	4.14	4.24	(0.27)	(1.29)	(1.56)	$31.79	15.16%	0.63%(4)	0.74%(4)	21%	$847,726
2016	$31.04	0.26	(0.07)	0.19	(0.21)	(1.91)	(2.12)	$29.11	0.76%	0.63%	0.92%	36%	$390,201
2015	$35.84	0.23	2.35	2.58	(0.22)	(7.16)	(7.38)	$31.04	9.46%	0.62%	0.70%	49%	$333,333
2014	$33.51	0.18	4.31	4.49	(0.24)	(1.92)	(2.16)	$35.84	14.20%	0.62%	0.67%	103%	$566,919
2013(9)	$31.22	0.05	2.24	2.29	—	—	—	$33.51	7.34%	0.62%(4)	0.64%(4)	67%(10)	$15,219

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(8)	Per-share amount was less than $0.005.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 1706

Semiannual Report

April 30, 2017

Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Newell Brands, Inc.	2.8%
Zoetis, Inc.	2.2%
Electronic Arts, Inc.	2.0%
Ball Corp.	1.9%
Equinix, Inc.	1.7%
Middleby Corp. (The)	1.7%
Teleflex, Inc.	1.6%
Fidelity National Information Services, Inc.	1.6%
Baxter International, Inc.	1.5%
Concho Resources, Inc.	1.4%

Top Five Industries	% of net assets
Software	7.3%
IT Services	6.2%
Specialty Retail	6.1%
Machinery	5.8%
Health Care Equipment and Supplies	5.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,128.10	$5.28	1.00%
I Class	$1,000	$1,128.80	$4.22	0.80%
Y Class	$1,000	$1,028.00(2)	$0.38(3)	0.65%
A Class	$1,000	$1,126.20	$6.59	1.25%
C Class	$1,000	$1,122.30	$10.52	2.00%
R Class	$1,000	$1,125.00	$7.90	1.50%
R5 Class	$1,000	$1,027.80(2)	$0.47(3)	0.80%
R6 Class	$1,000	$1,129.90	$3.43	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
Y Class	$1,000	$1,021.57(4)	$3.26(4)	0.65%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R5 Class	$1,000	$1,020.83(4)	$4.01(4)	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Aerospace and Defense — 0.7%
L3 Technologies, Inc.	192,786	$33,114,851
Airlines — 0.7%
Spirit Airlines, Inc.(1)	622,284	35,638,205
Auto Components — 0.5%
Delphi Automotive plc	313,499	25,205,320
Banks — 2.4%
BankUnited, Inc.	926,501	32,696,220
SVB Financial Group(1)	212,605	37,405,724
Zions Bancorp	1,206,626	48,301,239
		118,403,183
Beverages — 3.2%
Constellation Brands, Inc., Class A	306,549	52,891,964
Molson Coors Brewing Co., Class B	509,392	48,845,599
Monster Beverage Corp.(1)	1,228,702	55,758,497
		157,496,060
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.(1)	371,942	47,526,749
Alkermes plc(1)	247,841	14,436,738
BioMarin Pharmaceutical, Inc.(1)	281,309	26,960,654
Incyte Corp.(1)	485,185	60,298,792
		149,222,933
Building Products — 1.5%
Fortune Brands Home & Security, Inc.	691,924	44,103,236
Lennox International, Inc.	193,772	32,047,951
		76,151,187
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	354,015	58,621,344
CBOE Holdings, Inc.	294,346	24,257,054
S&P Global, Inc.	369,237	49,547,913
SEI Investments Co.	1,148,946	58,263,051
		190,689,362
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	768,432	24,105,712
Ingevity Corp.(1)	490,955	31,043,085
Scotts Miracle-Gro Co. (The), Class A	297,092	28,699,087
		83,847,884
Commercial Services and Supplies — 0.4%
Brink's Co. (The)	344,552	21,155,493
Communications Equipment — 0.6%
Palo Alto Networks, Inc.(1)	263,321	28,546,630
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	490,999	26,965,665
Construction Materials — 1.4%
Vulcan Materials Co.	576,258	69,658,067

6

	Shares	Value
Consumer Finance — 0.9%
Discover Financial Services	681,472	$42,653,332
Containers and Packaging — 1.9%
Ball Corp.	1,198,793	92,175,194
Distributors — 1.0%
LKQ Corp.(1)	1,622,024	50,672,030
Electrical Equipment — 0.7%
AMETEK, Inc.	612,677	35,045,124
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	208,661	12,329,779
Dolby Laboratories, Inc., Class A	905,339	47,738,525
Trimble, Inc.(1)	1,276,258	45,217,821
		105,286,125
Equity Real Estate Investment Trusts (REITs) — 3.7%
Crown Castle International Corp.	507,916	48,048,854
Equinix, Inc.	202,870	84,738,799
SBA Communications Corp.(1)	404,740	51,195,562
		183,983,215
Food and Staples Retailing — 0.8%
Costco Wholesale Corp.	224,394	39,834,423
Food Products — 2.1%
Blue Buffalo Pet Products, Inc.(1)	1,297,938	31,994,171
Dean Foods Co.	763,966	15,080,689
TreeHouse Foods, Inc.(1)	659,808	57,799,181
		104,874,041
Health Care Equipment and Supplies — 5.4%
Baxter International, Inc.	1,358,288	75,629,476
Nevro Corp.(1)	389,190	36,669,482
NuVasive, Inc.(1)	479,733	34,785,440
Teleflex, Inc.	383,651	79,373,555
West Pharmaceutical Services, Inc.	467,083	42,985,648
		269,443,601
Health Care Providers and Services — 3.1%
Amedisys, Inc.(1)	576,128	31,226,138
Centene Corp.(1)	423,876	31,536,374
Humana, Inc.	246,578	54,735,384
Universal Health Services, Inc., Class B	317,071	38,289,494
		155,787,390
Hotels, Restaurants and Leisure — 4.5%
Chipotle Mexican Grill, Inc.(1)	101,318	48,072,352
Hilton Worldwide Holdings, Inc.	407,633	24,038,118
Las Vegas Sands Corp.	575,202	33,931,166
MGM Resorts International	1,746,941	53,648,558
Papa John's International, Inc.	314,350	24,852,511
Vail Resorts, Inc.	191,949	37,940,639
		222,483,344
Household Durables — 3.6%
Mohawk Industries, Inc.(1)	166,603	39,116,718
Newell Brands, Inc.	2,944,982	140,593,441
		179,710,159

7

	Shares	Value
Internet and Direct Marketing Retail — 1.1%
Expedia, Inc.	395,127	$52,836,382
Internet Software and Services — 2.0%
CoStar Group, Inc.(1)	173,539	41,803,810
eBay, Inc.(1)	709,756	23,712,948
LogMeIn, Inc.	281,483	31,807,579
		97,324,337
IT Services — 6.2%
Alliance Data Systems Corp.	246,402	61,509,331
Booz Allen Hamilton Holding Corp.	1,703,413	61,203,629
DXC Technology Co.(1)	311,458	23,465,246
Fidelity National Information Services, Inc.	925,678	77,932,831
First Data Corp., Class A(1)	1,433,390	22,389,552
Vantiv, Inc., Class A(1)	953,815	59,174,682
		305,675,271
Life Sciences Tools and Services — 1.5%
Bio-Techne Corp.	255,983	27,410,660
Illumina, Inc.(1)	248,677	45,970,430
		73,381,090
Machinery — 5.8%
Ingersoll-Rand plc	447,754	39,738,167
John Bean Technologies Corp.	338,778	30,032,670
Kennametal, Inc.	731,658	30,422,340
Middleby Corp. (The)(1)	617,949	84,121,397
Parker-Hannifin Corp.	174,369	28,038,535
Snap-on, Inc.	294,171	49,282,468
WABCO Holdings, Inc.(1)	233,257	27,727,260
		289,362,837
Media — 1.5%
Charter Communications, Inc., Class A(1)	117,862	40,681,248
Scripps Networks Interactive, Inc., Class A	470,118	35,127,217
		75,808,465
Multiline Retail — 1.9%
Dollar General Corp.	531,028	38,611,046
Dollar Tree, Inc.(1)	690,227	57,130,089
		95,741,135
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	558,905	70,790,907
Pharmaceuticals — 3.2%
Catalent, Inc.(1)	770,924	22,572,655
Jazz Pharmaceuticals plc(1)	159,393	25,388,117
Zoetis, Inc.	1,970,431	110,560,883
		158,521,655
Professional Services — 3.4%
Equifax, Inc.	519,310	70,267,836
IHS Markit Ltd.(1)	665,870	28,898,758
Verisk Analytics, Inc., Class A(1)	853,582	70,685,126
		169,851,720
Road and Rail — 1.4%
Canadian Pacific Railway Ltd. (New York)	157,306	24,107,145

8

	Shares/ Principal Amount	Value
Norfolk Southern Corp.	377,531	$44,356,117
		68,463,262
Semiconductors and Semiconductor Equipment — 3.6%
Broadcom Ltd.	215,260	47,531,561
Cavium, Inc.(1)	342,087	23,552,690
KLA-Tencor Corp.	612,921	60,201,101
NVIDIA Corp.	466,048	48,608,806
		179,894,158
Software — 7.3%
CDK Global, Inc.	672,699	43,732,162
Electronic Arts, Inc.(1)	1,028,582	97,530,145
Guidewire Software, Inc.(1)	604,174	37,150,659
ServiceNow, Inc.(1)	529,267	50,005,146
Splunk, Inc.(1)	643,857	41,406,444
Symantec Corp.	922,370	29,174,563
Tyler Technologies, Inc.(1)	371,934	60,844,683
		359,843,802
Specialty Retail — 6.1%
AutoZone, Inc.(1)	66,129	45,773,833
Burlington Stores, Inc.(1)	508,935	50,343,850
Michaels Cos., Inc. (The)(1)	986,061	23,034,385
O'Reilly Automotive, Inc.(1)	274,615	68,145,712
Ross Stores, Inc.	1,063,442	69,123,730
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	155,653	43,806,980
		300,228,490
Textiles, Apparel and Luxury Goods — 1.0%
Coach, Inc.	606,184	23,877,588
Columbia Sportswear Co.	415,342	23,516,664
		47,394,252
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(1)	341,173	37,413,031
TOTAL COMMON STOCKS (Cost $3,776,908,978)		4,880,573,612
TEMPORARY CASH INVESTMENTS — 1.4%
Federal Home Loan Bank Discount Notes, 0.69%, 5/1/17(2)	$35,000,000	35,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $17,594,407), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $17,254,321)		17,253,343
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $17,611,379), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $17,264,317)		17,264,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,544	12,544
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,529,887)		69,529,887
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,846,438,865)		4,950,103,499
OTHER ASSETS AND LIABILITIES — 0.2%		8,095,047
TOTAL NET ASSETS — 100.0%		$4,958,198,546

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,021,130	USD	2,987,736	Morgan Stanley	6/30/17	$(39,401)
USD	24,735,841	CAD	33,053,870	Morgan Stanley	6/30/17	500,388
USD	579,691	CAD	777,026	Morgan Stanley	6/30/17	9,967
						$470,954

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,846,438,865)	$4,950,103,499
Receivable for investments sold	31,263,011
Receivable for capital shares sold	6,281,508
Unrealized appreciation on forward foreign currency exchange contracts	510,355
Dividends and interest receivable	624,290
4,988,782,663

Liabilities
Payable for investments purchased	14,717,647
Payable for capital shares redeemed	11,672,718
Unrealized depreciation on forward foreign currency exchange contracts	39,401
Accrued management fees	3,951,806
Distribution and service fees payable	202,545
30,584,117

Net Assets	$4,958,198,546

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,677,436,096
Accumulated net investment loss	(17,787,199)
Undistributed net realized gain	194,387,724
Net unrealized appreciation	1,104,161,925
$4,958,198,546

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,998,581,771	180,882,965	$22.11
I Class, $0.01 Par Value	$140,402,855	6,019,746	$23.32
Y Class, $0.01 Par Value	$5,142	219	$23.48
A Class, $0.01 Par Value	$525,683,099	25,475,191	$20.64*
C Class, $0.01 Par Value	$96,243,894	5,626,637	$17.11
R Class, $0.01 Par Value	$41,439,648	1,999,973	$20.72
R5 Class, $0.01 Par Value	$5,130	220	$23.32
R6 Class, $0.01 Par Value	$155,837,007	6,636,551	$23.48
*Maximum offering price $21.90 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $34,104)	$21,006,090
Interest	41,134
21,047,224

Expenses:
Management fees	23,882,070
Distribution and service fees:
A Class	679,115
C Class	493,265
R Class	105,348
Directors' fees and expenses	69,789
Other expenses	3,893
25,233,480

Net investment income (loss)	(4,186,256)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	198,365,703
Foreign currency transactions	(21,953)
198,343,750

Change in net unrealized appreciation (depreciation) on:
Investments	395,020,018
Translation of assets and liabilities in foreign currencies	(293,411)
394,726,607

Net realized and unrealized gain (loss)	593,070,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$588,884,101

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$(4,186,256)	$(13,564,912)
Net realized gain (loss)	198,343,750	392,559,276
Change in net unrealized appreciation (depreciation)	394,726,607	(511,638,261)
Net increase (decrease) in net assets resulting from operations	588,884,101	(132,643,897)

Distributions to Shareholders
From net realized gains:
Investor Class	(309,914,663)	(476,523,199)
I Class	(11,179,521)	(18,120,987)
A Class	(47,529,397)	(91,679,856)
C Class	(10,202,472)	(17,882,234)
R Class	(3,730,908)	(6,346,684)
R6 Class	(9,792,656)	(10,943,140)
Decrease in net assets from distributions	(392,349,617)	(621,496,100)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(58,289,478)	(28,900,566)

Net increase (decrease) in net assets	138,245,006	(783,040,563)

Net Assets
Beginning of period	4,819,953,540	5,602,994,103
End of period	$4,958,198,546	$4,819,953,540

Accumulated net investment loss	$(17,787,199)	$(13,600,943)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

14

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.000%	0.800%	0.650%	1.000%	1.000%	1.000%	0.800%	0.650%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,319,492 and $16,828,818, respectively. The effect of interfund transactions on the Statement of Operations was $1,415,461 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $1,146,401,382 and $1,631,237,994, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,500,000,000		1,270,000,000
Sold	7,091,789	$150,736,410	12,665,346	$267,899,742
Issued in reinvestment of distributions	14,633,383	299,984,349	21,839,340	461,902,032
Redeemed	(20,508,772)	(437,770,705)	(31,751,604)	(680,380,619)
	1,216,400	12,950,054	2,753,082	49,421,155
I Class/Shares Authorized	130,000,000		120,000,000
Sold	881,916	20,014,105	1,961,747	44,663,069
Issued in reinvestment of distributions	505,042	10,913,955	791,046	17,529,582
Redeemed	(2,336,971)	(52,733,959)	(2,170,480)	(48,819,503)
	(950,013)	(21,805,899)	582,313	13,373,148
Y Class/Shares Authorized	50,000,000		N/A
Sold	219	5,000
A Class/Shares Authorized	340,000,000		450,000,000
Sold	1,947,894	38,819,875	4,766,511	97,356,035
Issued in reinvestment of distributions	2,399,006	45,940,961	4,477,628	89,194,354
Redeemed	(7,388,689)	(147,367,779)	(14,972,490)	(301,149,639)
	(3,041,789)	(62,606,943)	(5,728,351)	(114,599,250)
C Class/Shares Authorized	80,000,000		80,000,000
Sold	275,782	4,554,908	707,195	12,265,998
Issued in reinvestment of distributions	582,590	9,274,836	944,287	16,015,100
Redeemed	(1,335,377)	(22,205,853)	(2,151,091)	(36,799,144)
	(477,005)	(8,376,109)	(499,609)	(8,518,046)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	233,364	4,691,510	605,044	12,283,208
Issued in reinvestment of distributions	191,545	3,687,238	315,250	6,323,925
Redeemed	(608,074)	(12,095,680)	(1,025,372)	(20,375,900)
	(183,165)	(3,716,932)	(105,078)	(1,768,767)
R5 Class/Shares Authorized	50,000,000		N/A
Sold	220	5,000
R6 Class/Shares Authorized	60,000,000		60,000,000
Sold	1,820,969	41,264,104	2,752,948	61,715,522
Issued in reinvestment of distributions	450,237	9,792,656	491,826	10,943,140
Redeemed	(1,141,096)	(25,800,409)	(1,744,390)	(39,467,468)
	1,130,110	25,256,351	1,500,384	33,191,194
Net increase (decrease)	(2,305,023)	$(58,289,478)	(1,497,259)	$(28,900,566)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,880,573,612	—	—
Temporary Cash Investments	12,544	$69,517,343	—
	$4,880,586,156	$69,517,343	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$510,355	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$39,401	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $54,044,097.

18

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $510,355 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $39,401 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(20,968) in net realized gain (loss) on foreign currency transactions and $(296,006) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,851,700,595
Gross tax appreciation of investments	$1,124,187,643
Gross tax depreciation of investments	(25,784,739)
Net tax appreciation (depreciation) of investments	$1,098,402,904

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had late-year ordinary loss deferrals of $(12,833,983), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(5)	$21.28	(0.01)	2.60	2.59	(1.76)	$22.11	12.81%	1.00%(3)	(0.13)%(3)	24%	$3,998,582
2016	$24.59	(0.05)	(0.53)	(0.58)	(2.73)	$21.28	(2.26)%	1.00%	(0.21)%	62%	$3,823,112
2015	$26.89	(0.11)	1.66	1.55	(3.85)	$24.59	7.11%	1.00%	(0.42)%	62%	$4,349,601
2014	$28.45	(0.14)	2.18	2.04	(3.60)	$26.89	8.33%	1.00%	(0.55)%	73%	$4,449,377
2013	$22.44	(0.07)	6.55	6.48	(0.47)	$28.45	29.43%	1.00%	(0.29)%	70%	$3,016,930
2012	$20.51	(0.06)	1.99	1.93	—	$22.44	9.41%	1.01%	(0.28)%	72%	$2,499,048
I Class(4)
2017(5)	$22.34	0.01	2.73	2.74	(1.76)	$23.32	12.88%	0.80%(3)	0.07%(3)	24%	$140,403
2016	$25.62	—(6)	(0.55)	(0.55)	(2.73)	$22.34	(2.07)%	0.80%	(0.01)%	62%	$155,695
2015	$27.81	(0.06)	1.72	1.66	(3.85)	$25.62	7.33%	0.80%	(0.22)%	62%	$163,670
2014	$29.25	(0.09)	2.25	2.16	(3.60)	$27.81	8.53%	0.80%	(0.35)%	73%	$198,895
2013	$23.01	(0.02)	6.73	6.71	(0.47)	$29.25	29.70%	0.80%	(0.09)%	70%	$243,548
2012	$20.99	(0.01)	2.03	2.02	—	$23.01	9.62%	0.81%	(0.08)%	72%	$187,984
Y Class
2017(7)	$22.84	(0.01)	0.65	0.64	—	$23.48	2.80%	0.65%(3)	(0.56)%(3)	24%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(5)	$20.00	(0.04)	2.44	2.40	(1.76)	$20.64	12.62%	1.25%(3)	(0.38)%(3)	24%	$525,683
2016	$23.33	(0.09)	(0.51)	(0.60)	(2.73)	$20.00	(2.53)%	1.25%	(0.46)%	62%	$570,298
2015	$25.78	(0.16)	1.56	1.40	(3.85)	$23.33	6.88%	1.25%	(0.67)%	62%	$798,879
2014	$27.48	(0.20)	2.10	1.90	(3.60)	$25.78	8.04%	1.25%	(0.80)%	73%	$869,381
2013	$21.74	(0.13)	6.34	6.21	(0.47)	$27.48	29.13%	1.25%	(0.54)%	70%	$1,092,574
2012	$19.92	(0.11)	1.93	1.82	—	$21.74	9.08%	1.26%	(0.53)%	72%	$972,795
C Class
2017(5)	$16.92	(0.09)	2.04	1.95	(1.76)	$17.11	12.23%	2.00%(3)	(1.13)%(3)	24%	$96,244
2016	$20.31	(0.21)	(0.45)	(0.66)	(2.73)	$16.92	(3.29)%	2.00%	(1.21)%	62%	$103,292
2015	$23.10	(0.30)	1.36	1.06	(3.85)	$20.31	6.09%	2.00%	(1.42)%	62%	$134,096
2014	$25.16	(0.35)	1.89	1.54	(3.60)	$23.10	7.25%	2.00%	(1.55)%	73%	$128,522
2013	$20.09	(0.28)	5.82	5.54	(0.47)	$25.16	28.10%	2.00%	(1.29)%	70%	$139,064
2012	$18.55	(0.25)	1.79	1.54	—	$20.09	8.30%	2.01%	(1.28)%	72%	$117,580
R Class
2017(5)	$20.10	(0.06)	2.44	2.38	(1.76)	$20.72	12.50%	1.50%(3)	(0.63)%(3)	24%	$41,440
2016	$23.48	(0.15)	(0.50)	(0.65)	(2.73)	$20.10	(2.75)%	1.50%	(0.71)%	62%	$43,875
2015	$25.97	(0.22)	1.58	1.36	(3.85)	$23.48	6.60%	1.50%	(0.92)%	62%	$53,731
2014	$27.72	(0.27)	2.12	1.85	(3.60)	$25.97	7.80%	1.50%	(1.05)%	73%	$58,426
2013	$21.99	(0.20)	6.40	6.20	(0.47)	$27.72	28.74%	1.50%	(0.79)%	70%	$54,129
2012	$20.20	(0.16)	1.95	1.79	—	$21.99	8.86%	1.51%	(0.78)%	72%	$39,314

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(7)	$22.69	(0.01)	0.64	0.63	—	$23.32	2.78%	0.80%(3)	(0.71)%(3)	24%(8)	$5
R6 Class
2017(5)	$22.46	0.02	2.76	2.78	(1.76)	$23.48	12.99%	0.65%(3)	0.22%(3)	24%	$155,837
2016	$25.72	0.03	(0.56)	(0.53)	(2.73)	$22.46	(1.93)%	0.65%	0.14%	62%	$123,681
2015	$27.86	(0.02)	1.73	1.71	(3.85)	$25.72	7.48%	0.65%	(0.07)%	62%	$103,017
2014	$29.25	(0.07)	2.28	2.21	(3.60)	$27.86	8.72%	0.65%	(0.20)%	73%	$56,442
2013(9)	$27.22	—(6)	2.03	2.03	—	$29.25	7.46%	0.65%(3)	(0.07)%(3)	70%(10)	$74

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(5)	Six months ended April 30, 2017 (unaudited).

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 1706

Semiannual Report

April 30, 2017

New Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
CDW Corp.	1.5%
Tivity Health, Inc.	1.3%
Catalent, Inc.	1.3%
Ball Corp.	1.2%
Tyler Technologies, Inc.	1.2%
Brunswick Corp.	1.2%
Cooper Cos., Inc. (The)	1.2%
Bright Horizons Family Solutions, Inc.	1.1%
Burlington Stores, Inc.	1.1%
Aramark	1.1%

Top Five Industries	% of net assets
Health Care Equipment and Supplies	5.6%
Internet Software and Services	5.5%
IT Services	5.4%
Machinery	5.1%
Biotechnology	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,185.30	$7.31	1.35%
Investor Class (before waiver)	$1,000	$1,185.30(2)	$8.13	1.50%
I Class (after waiver)	$1,000	$1,186.60	$6.23	1.15%
I Class (before waiver)	$1,000	$1,186.60(2)	$7.05	1.30%
A Class (after waiver)	$1,000	$1,182.70	$8.66	1.60%
A Class (before waiver)	$1,000	$1,182.70(2)	$9.47	1.75%
C Class (after waiver)	$1,000	$1,178.40	$12.69	2.35%
C Class (before waiver)	$1,000	$1,178.40(2)	$13.50	2.50%
R Class (after waiver)	$1,000	$1,181.00	$10.00	1.85%
R Class (before waiver)	$1,000	$1,181.00(2)	$10.82	2.00%
Hypothetical
Investor Class (after waiver)	$1,000	$1,018.10	$6.76	1.35%
Investor Class (before waiver)	$1,000	$1,017.36	$7.50	1.50%
I Class (after waiver)	$1,000	$1,019.09	$5.76	1.15%
I Class (before waiver)	$1,000	$1,018.35	$6.51	1.30%
A Class (after waiver)	$1,000	$1,016.86	$8.00	1.60%
A Class (before waiver)	$1,000	$1,016.12	$8.75	1.75%
C Class (after waiver)	$1,000	$1,013.14	$11.73	2.35%
C Class (before waiver)	$1,000	$1,012.40	$12.47	2.50%
R Class (after waiver)	$1,000	$1,015.62	$9.25	1.85%
R Class (before waiver)	$1,000	$1,014.88	$9.99	2.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 3.0%
AAR Corp.	33,983	$1,223,048
Cubic Corp.	24,780	1,286,082
KLX, Inc.(1)	36,827	1,741,917
Mercury Systems, Inc.(1)	40,638	1,519,049
		5,770,096
Air Freight and Logistics — 0.9%
XPO Logistics, Inc.(1)	34,877	1,722,575
Airlines — 0.5%
Alaska Air Group, Inc.	11,060	941,095
Auto Components — 1.2%
LCI Industries	13,712	1,386,969
Tenneco, Inc.	15,417	971,733
		2,358,702
Banks — 2.5%
Cathay General Bancorp.	37,768	1,437,073
FCB Financial Holdings, Inc., Class A(1)	42,844	2,024,379
SVB Financial Group(1)	8,649	1,521,705
		4,983,157
Beverages — 1.3%
Coca-Cola Bottling Co. Consolidated	7,417	1,571,366
MGP Ingredients, Inc.	17,865	935,411
		2,506,777
Biotechnology — 4.9%
ACADIA Pharmaceuticals, Inc.(1)	16,873	579,250
Aimmune Therapeutics, Inc.(1)	19,758	384,095
Alder Biopharmaceuticals, Inc.(1)	16,137	323,547
Alkermes plc(1)	15,393	896,642
Alnylam Pharmaceuticals, Inc.(1)	9,703	520,081
Clovis Oncology, Inc.(1)	6,995	404,941
Exelixis, Inc.(1)	26,812	600,589
Flexion Therapeutics, Inc.(1)	21,477	438,346
Ionis Pharmaceuticals, Inc.(1)	13,077	630,181
Ironwood Pharmaceuticals, Inc.(1)	15,032	245,322
Jounce Therapeutics, Inc.(1)	8,565	242,561
Kite Pharma, Inc.(1)	7,541	618,965
Neurocrine Biosciences, Inc.(1)	15,325	818,355
Opko Health, Inc.(1)	29,689	230,683
Puma Biotechnology, Inc.(1)	3,977	161,466
Radius Health, Inc.(1)	9,366	365,930
Sarepta Therapeutics, Inc.(1)	4,928	178,689
Seattle Genetics, Inc.(1)	9,816	670,433
Spark Therapeutics, Inc.(1)	6,273	363,646
TESARO, Inc.(1)	4,009	591,688
Ultragenyx Pharmaceutical, Inc.(1)	4,182	269,279
		9,534,689

6

	Shares	Value
Building Products — 2.3%
Fortune Brands Home & Security, Inc.	33,717	$2,149,121
Lennox International, Inc.	7,435	1,229,675
Masonite International Corp.(1)	13,365	1,111,968
		4,490,764
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	6,573	1,088,423
CBOE Holdings, Inc.	21,661	1,785,083
MarketAxess Holdings, Inc.	6,032	1,161,280
MSCI, Inc., Class A	21,649	2,171,828
		6,206,614
Chemicals — 2.3%
Ingevity Corp.(1)	30,912	1,954,566
Scotts Miracle-Gro Co. (The), Class A	16,483	1,592,258
Valvoline, Inc.	42,130	937,392
		4,484,216
Commercial Services and Supplies — 1.5%
Advanced Disposal Services, Inc.(1)	70,814	1,683,957
Multi-Color Corp.	16,060	1,233,408
		2,917,365
Communications Equipment — 0.3%
Ciena Corp.(1)	28,913	662,397
Construction and Engineering — 1.0%
Granite Construction, Inc.	37,305	1,966,347
Construction Materials — 0.8%
Summit Materials, Inc., Class A(1)	61,880	1,587,841
Consumer Finance — 1.0%
Enova International, Inc.(1)	68,650	974,830
Green Dot Corp., Class A(1)	26,480	907,999
		1,882,829
Containers and Packaging — 2.1%
Ball Corp.	31,638	2,432,646
Sealed Air Corp.	38,681	1,702,737
		4,135,383
Distributors — 1.4%
LKQ Corp.(1)	52,672	1,645,473
Pool Corp.	8,828	1,056,006
		2,701,479
Diversified Consumer Services — 2.5%
Bright Horizons Family Solutions, Inc.(1)	29,276	2,228,489
Chegg, Inc.(1)	135,186	1,218,026
Nord Anglia Education, Inc.(1)	41,915	1,349,663
		4,796,178
Electrical Equipment — 0.5%
AMETEK, Inc.	18,897	1,080,908
Electronic Equipment, Instruments and Components — 3.0%
CDW Corp.	50,484	2,983,100
Dolby Laboratories, Inc., Class A	34,500	1,819,185
Orbotech Ltd.(1)	29,571	973,773
		5,776,058

7

	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.3%
CyrusOne, Inc.	36,516	$1,995,234
Healthcare Trust of America, Inc., Class A	34,615	1,103,872
Sun Communities, Inc.	15,870	1,326,891
		4,425,997
Food Products — 2.7%
AdvancePierre Foods Holdings, Inc.	33,931	1,378,277
Blue Buffalo Pet Products, Inc.(1)	39,061	962,854
Hostess Brands, Inc.(1)	78,494	1,345,387
TreeHouse Foods, Inc.(1)	19,027	1,666,765
		5,353,283
Health Care Equipment and Supplies — 5.6%
Align Technology, Inc.(1)	9,461	1,273,640
Cooper Cos., Inc. (The)	11,298	2,263,328
Merit Medical Systems, Inc.(1)	57,852	1,949,613
Nevro Corp.(1)	10,800	1,017,576
NuVasive, Inc.(1)	17,180	1,245,722
STERIS plc	21,333	1,574,375
Teleflex, Inc.	7,933	1,641,258
		10,965,512
Health Care Providers and Services — 4.2%
Acadia Healthcare Co., Inc.(1)	25,337	1,104,187
Amedisys, Inc.(1)	21,140	1,145,788
American Renal Associates Holdings, Inc.(1)	51,744	890,514
HealthEquity, Inc.(1)	39,884	1,815,520
Tivity Health, Inc.(1)	77,279	2,596,574
VCA, Inc.(1)	7,762	710,766
		8,263,349
Health Care Technology — 1.0%
Cotiviti Holdings, Inc.(1)	44,976	1,879,547
Hotels, Restaurants and Leisure — 3.8%
Aramark	60,110	2,195,217
Cedar Fair LP	21,346	1,529,868
Papa John's International, Inc.	14,735	1,164,949
Planet Fitness, Inc., Class A	53,338	1,109,431
Vail Resorts, Inc.	7,691	1,520,203
		7,519,668
Household Durables — 0.3%
Newell Brands, Inc.	11,629	555,168
Insurance — 1.5%
Arthur J. Gallagher & Co.	32,105	1,791,780
James River Group Holdings Ltd.	25,609	1,115,528
		2,907,308
Internet Software and Services — 5.5%
2U, Inc.(1)	37,285	1,692,739
Alarm.com Holdings, Inc.(1)	47,193	1,538,964
CoStar Group, Inc.(1)	5,813	1,400,294
Five9, Inc.(1)	58,236	1,062,516
j2 Global, Inc.	10,195	919,997
LogMeIn, Inc.	17,542	1,982,246
Q2 Holdings, Inc.(1)	33,490	1,277,643

8

	Shares	Value
Shopify, Inc., Class A(1)	10,793	$819,728
		10,694,127
IT Services — 5.4%
Acxiom Corp.(1)	60,665	1,753,219
Booz Allen Hamilton Holding Corp.	51,858	1,863,258
Broadridge Financial Solutions, Inc.	22,519	1,574,979
DXC Technology Co.(1)	17,872	1,346,477
Leidos Holdings, Inc.	36,584	1,926,513
Vantiv, Inc., Class A(1)	23,801	1,476,614
WEX, Inc.(1)	6,107	619,616
		10,560,676
Leisure Products — 1.2%
Brunswick Corp.	40,508	2,298,829
Life Sciences Tools and Services — 1.5%
Patheon NV(1)	47,811	1,286,594
PRA Health Sciences, Inc.(1)	24,619	1,574,631
		2,861,225
Machinery — 5.1%
CIRCOR International, Inc.	14,470	965,294
Dover Corp.	11,550	911,064
ITT, Inc.	38,324	1,614,590
John Bean Technologies Corp.	20,728	1,837,537
Middleby Corp. (The)(1)	10,330	1,406,223
Mueller Water Products, Inc., Class A	48,197	542,216
Snap-on, Inc.	7,245	1,213,755
WABCO Holdings, Inc.(1)	13,038	1,549,827
		10,040,506
Media — 1.6%
AMC Entertainment Holdings, Inc., Class A	41,831	1,267,479
Emerald Expositions Events, Inc.(1)	15,209	296,576
Interpublic Group of Cos., Inc. (The)	69,161	1,630,125
		3,194,180
Multiline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.(1)	32,435	1,242,261
Oil, Gas and Consumable Fuels — 1.8%
Diamondback Energy, Inc.(1)	15,840	1,581,466
Newfield Exploration Co.(1)	25,450	881,079
RSP Permian, Inc.(1)	26,401	1,004,558
		3,467,103
Paper and Forest Products — 0.6%
KapStone Paper and Packaging Corp.	54,738	1,154,424
Pharmaceuticals — 2.4%
Aerie Pharmaceuticals, Inc.(1)	7,462	328,701
Catalent, Inc.(1)	83,656	2,449,447
Horizon Pharma plc(1)	45,052	692,900
Impax Laboratories, Inc.(1)	16,314	229,212
Medicines Co. (The)(1)	9,415	464,348
Pacira Pharmaceuticals, Inc.(1)	8,556	415,394
Theravance Biopharma, Inc.(1)	3,681	148,455
		4,728,457

9

	Shares	Value
Real Estate Management and Development — 1.2%
FirstService Corp.	18,218	$1,133,745
RE/MAX Holdings, Inc., Class A	20,019	1,184,124
		2,317,869
Road and Rail — 0.6%
Saia, Inc.(1)	23,935	1,152,470
Semiconductors and Semiconductor Equipment — 2.3%
Cavium, Inc.(1)	19,490	1,341,887
Microsemi Corp.(1)	26,277	1,233,442
Monolithic Power Systems, Inc.	12,002	1,098,183
ON Semiconductor Corp.(1)	65,151	923,841
		4,597,353
Software — 4.7%
Callidus Software, Inc.(1)	46,175	971,984
CDK Global, Inc.	18,716	1,216,727
RealPage, Inc.(1)	46,042	1,705,856
RingCentral, Inc., Class A(1)	51,307	1,639,259
ServiceNow, Inc.(1)	6,958	657,392
Tyler Technologies, Inc.(1)	14,122	2,310,218
Ultimate Software Group, Inc.(1)	3,130	634,357
		9,135,793
Specialty Retail — 2.5%
Burlington Stores, Inc.(1)	22,302	2,206,114
Foot Locker, Inc.	23,496	1,817,181
RH(1)	16,320	782,870
		4,806,165
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	24,578	968,127
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	44,825	1,658,973
Trading Companies and Distributors — 2.7%
BMC Stock Holdings, Inc.(1)	69,237	1,613,222
MRC Global, Inc.(1)	82,832	1,510,027
SiteOne Landscape Supply, Inc.(1)	43,701	2,089,345
		5,212,594
TOTAL COMMON STOCKS (Cost $149,843,253)		192,466,434
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $1,578,640), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $1,548,126)		1,548,038
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,583,177), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $1,549,028)		1,549,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,097,038)		3,097,038
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $152,940,291)		195,563,472
OTHER ASSETS AND LIABILITIES — (0.2)%		(317,480)
TOTAL NET ASSETS — 100.0%		$195,245,992

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,754	USD	2,802	Morgan Stanley	6/30/17	$(49)
CAD	233,702	USD	175,685	Morgan Stanley	6/30/17	(4,332)
CAD	44,893	USD	33,560	Morgan Stanley	6/30/17	(644)
USD	1,184,681	CAD	1,583,060	Morgan Stanley	6/30/17	23,965
USD	43,492	CAD	58,534	Morgan Stanley	6/30/17	574
USD	32,591	CAD	44,434	Morgan Stanley	6/30/17	11
						$19,525

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $152,940,291)	$195,563,472
Receivable for investments sold	2,271,356
Receivable for capital shares sold	14,512
Unrealized appreciation on forward foreign currency exchange contracts	24,550
Dividends and interest receivable	17,724
197,891,614

Liabilities
Disbursements in excess of demand deposit cash	345,867
Payable for investments purchased	2,056,248
Payable for capital shares redeemed	24,294
Unrealized depreciation on forward foreign currency exchange contracts	5,025
Accrued management fees	211,683
Distribution and service fees payable	2,505
2,645,622

Net Assets	$195,245,992

Net Assets Consist of:
Capital (par value and paid-in surplus)	$149,805,391
Accumulated net investment loss	(1,577,051)
Undistributed net realized gain	4,374,946
Net unrealized appreciation	42,642,706
$195,245,992

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$185,343,324	16,526,098	$11.22
I Class, $0.01 Par Value	$69,948	6,132	$11.41
A Class, $0.01 Par Value	$8,669,004	790,357	$10.97*
C Class, $0.01 Par Value	$829,508	80,783	$10.27
R Class, $0.01 Par Value	$334,208	31,141	$10.73
*Maximum offering price $11.64 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $805)	$717,461
Interest	4,202
721,663

Expenses:
Management fees	1,353,168
Distribution and service fees:
A Class	5,850
C Class	1,769
R Class	749
Directors' fees and expenses	2,554
1,364,090
Fees waived(1)	(135,324)
1,228,766

Net investment income (loss)	(507,103)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,444,728
Foreign currency transactions	15,157
5,459,885

Change in net unrealized appreciation (depreciation) on:
Investments	25,171,128
Translation of assets and liabilities in foreign currencies	7,212
25,178,340

Net realized and unrealized gain (loss)	30,638,225

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,131,122

(1)	Amount consists of $131,275, $49, $3,510, $265 and $225 for the Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$(507,103)	$(1,173,071)
Net realized gain (loss)	5,459,885	7,120,671
Change in net unrealized appreciation (depreciation)	25,178,340	(9,823,321)
Net increase (decrease) in net assets resulting from operations	30,131,122	(3,875,721)

Distributions to Shareholders
From net realized gains:
Investor Class	(7,064,053)	(22,582,859)
I Class	(2,529)	(7,129)
A Class	(39,678)	(110,456)
C Class	(6,119)	(20,905)
R Class	(12,027)	(26,875)
Decrease in net assets from distributions	(7,124,406)	(22,748,224)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,507,966	472,762

Redemption Fees
Increase in net assets from redemption fees	829	2,796

Net increase (decrease) in net assets	32,515,511	(26,148,387)

Net Assets
Beginning of period	162,730,481	188,878,868
End of period	$195,245,992	$162,730,481

Accumulated net investment loss	$(1,577,051)	$(1,069,948)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

15

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in

16

the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2017, the investment advisor agreed to waive 0.15% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2017 are as follows:

		Effective Annual Management Fee
Class	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.100% to 1.500%	1.50%	1.35%
I Class	0.900% to 1.300%	1.30%	1.15%
A Class	1.100% to 1.500%	1.50%	1.35%
C Class	1.100% to 1.500%	1.50%	1.35%
R Class	1.100% to 1.500%	1.50%	1.35%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $225,280 and $339,339, respectively. The effect of interfund transactions on the Statement of Operations was $4,837 in net realized gain (loss) on investment transactions.

17

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $66,569,477 and $63,303,867, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	180,000,000		200,000,000
Sold	541,429	$5,832,366	365,558	$3,513,968
Issued in reinvestment of distributions	633,720	6,597,025	2,143,803	21,137,897
Redeemed	(1,018,548)	(10,896,779)	(2,462,757)	(24,399,910)
	156,601	1,532,612	46,604	251,955
I Class/Shares Authorized	20,000,000		20,000,000
Sold	69	748	97	946
Issued in reinvestment of distributions	239	2,529	714	7,129
Redeemed	—	—	(51)	(515)
	308	3,277	760	7,560
A Class/Shares Authorized	30,000,000		15,000,000
Sold	709,078	7,345,023	18,054	184,086
Issued in reinvestment of distributions	3,894	39,678	11,381	110,165
Redeemed	(9,958)	(104,565)	(18,107)	(184,026)
	703,014	7,280,136	11,328	110,225
C Class/Shares Authorized	20,000,000		15,000,000
Sold	68,099	676,873	6,124	57,454
Issued in reinvestment of distributions	639	6,119	2,277	20,905
Redeemed	(2,956)	(29,411)	(7,617)	(63,518)
	65,782	653,581	784	14,841
R Class/Shares Authorized	20,000,000		15,000,000
Sold	3,942	40,098	10,122	95,401
Issued in reinvestment of distributions	1,205	12,027	2,826	26,875
Redeemed	(1,337)	(13,765)	(3,657)	(34,095)
	3,810	38,360	9,291	88,181
Net increase (decrease)	929,515	$9,507,966	68,767	$472,762

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

18

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$191,332,689	$1,133,745	—
Temporary Cash Investments	—	3,097,038	—
	$191,332,689	$4,230,783	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24,550	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,025	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,233,231.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $24,550 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $5,025 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $16,099 in net realized gain (loss) on foreign currency transactions and $7,212 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

19

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$154,007,040
Gross tax appreciation of investments	$43,247,754
Gross tax depreciation of investments	(1,691,322)
Net tax appreciation (depreciation) of investments	$41,556,432

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had late-year ordinary loss deferrals of $(1,057,635), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.86	(0.03)	1.82	1.79	(0.43)	$11.22	18.53%	1.35%(4)	1.50%(4)	(0.55)%(4)	(0.70)%(4)	36%	$185,343
2016	$11.49	(0.07)	(0.15)	(0.22)	(1.41)	$9.86	(1.93)%	1.35%	1.50%	(0.68)%	(0.83)%	100%	$161,432
2015	$11.87	(0.10)	0.48	0.38	(0.76)	$11.49	3.54%	1.39%	1.50%	(0.86)%	(0.97)%	93%	$187,605
2014	$10.93	(0.11)	1.05	0.94	—	$11.87	8.60%	1.48%	1.50%	(0.93)%	(0.95)%	76%	$186,134
2013	$8.13	(0.06)	2.86	2.80	—	$10.93	34.44%	1.50%	1.50%	(0.62)%	(0.62)%	79%	$190,490
2012	$7.47	(0.02)	0.68	0.66	—	$8.13	8.84%	1.50%	1.50%	(0.22)%	(0.22)%	63%	$154,517
I Class(5)
2017(3)	$10.01	(0.02)	1.85	1.83	(0.43)	$11.41	18.66%	1.15%(4)	1.30%(4)	(0.35)%(4)	(0.50)%(4)	36%	$70
2016	$11.63	(0.05)	(0.16)	(0.21)	(1.41)	$10.01	(1.80)%	1.15%	1.30%	(0.48)%	(0.63)%	100%	$58
2015	$11.98	(0.08)	0.49	0.41	(0.76)	$11.63	3.77%	1.19%	1.30%	(0.66)%	(0.77)%	93%	$59
2014	$11.01	(0.08)	1.05	0.97	—	$11.98	8.81%	1.28%	1.30%	(0.73)%	(0.75)%	76%	$49
2013	$8.17	(0.04)	2.88	2.84	—	$11.01	34.76%	1.30%	1.30%	(0.42)%	(0.42)%	79%	$45
2012	$7.49	—(6)	0.68	0.68	—	$8.17	9.08%	1.30%	1.30%	(0.02)%	(0.02)%	63%	$34

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$9.67	(0.05)	1.78	1.73	(0.43)	$10.97	18.27%	1.60%(4)	1.75%(4)	(0.80)%(4)	(0.95)%(4)	36%	$8,669
2016	$11.32	(0.09)	(0.15)	(0.24)	(1.41)	$9.67	(2.15)%	1.60%	1.75%	(0.93)%	(1.08)%	100%	$844
2015	$11.73	(0.13)	0.48	0.35	(0.76)	$11.32	3.31%	1.64%	1.75%	(1.11)%	(1.22)%	93%	$860
2014	$10.83	(0.13)	1.03	0.90	—	$11.73	8.31%	1.73%	1.75%	(1.18)%	(1.20)%	76%	$394
2013	$8.08	(0.08)	2.83	2.75	—	$10.83	34.03%	1.75%	1.75%	(0.87)%	(0.87)%	79%	$322
2012	$7.44	(0.04)	0.68	0.64	—	$8.08	8.60%	1.75%	1.75%	(0.47)%	(0.47)%	63%	$239
C Class
2017(3)	$9.11	(0.08)	1.67	1.59	(0.43)	$10.27	17.84%	2.35%(4)	2.50%(4)	(1.55)%(4)	(1.70)%(4)	36%	$830
2016	$10.82	(0.16)	(0.14)	(0.30)	(1.41)	$9.11	(2.89)%	2.35%	2.50%	(1.68)%	(1.83)%	100%	$137
2015	$11.33	(0.21)	0.46	0.25	(0.76)	$10.82	2.59%	2.39%	2.50%	(1.86)%	(1.97)%	93%	$154
2014	$10.53	(0.21)	1.01	0.80	—	$11.33	7.50%	2.48%	2.50%	(1.93)%	(1.95)%	76%	$75
2013	$7.91	(0.15)	2.77	2.62	—	$10.53	33.12%	2.50%	2.50%	(1.62)%	(1.62)%	79%	$117
2012	$7.34	(0.09)	0.66	0.57	—	$7.91	7.77%	2.50%	2.50%	(1.22)%	(1.22)%	63%	$80
R Class
2017(3)	$9.48	(0.05)	1.73	1.68	(0.43)	$10.73	18.10%	1.85%(4)	2.00%(4)	(1.05)%(4)	(1.20)%(4)	36%	$334
2016	$11.15	(0.11)	(0.15)	(0.26)	(1.41)	$9.48	(2.39)%	1.85%	2.00%	(1.18)%	(1.33)%	100%	$259
2015	$11.59	(0.16)	0.48	0.32	(0.76)	$11.15	3.08%	1.89%	2.00%	(1.36)%	(1.47)%	93%	$201
2014	$10.73	(0.16)	1.02	0.86	—	$11.59	8.12%	1.98%	2.00%	(1.43)%	(1.45)%	76%	$108
2013	$8.02	(0.11)	2.82	2.71	—	$10.73	33.67%	2.00%	2.00%	(1.12)%	(1.12)%	79%	$93
2012	$7.40	(0.06)	0.68	0.62	—	$8.02	8.38%	2.00%	2.00%	(0.72)%	(0.72)%	63%	$62

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92362 1706

Semiannual Report

April 30, 2017

NT Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	7.6%
Apple, Inc.	4.6%
Amazon.com, Inc.	4.4%
PepsiCo, Inc.	4.2%
Comcast Corp., Class A	3.3%
Microsoft Corp.	3.2%
Visa, Inc., Class A	3.0%
Amgen, Inc.	2.2%
Activision Blizzard, Inc.	1.9%
O'Reilly Automotive, Inc.	1.9%

Top Five Industries	% of net assets
Internet Software and Services	10.1%
Software	9.7%
IT Services	5.8%
Biotechnology	5.8%
Internet and Direct Marketing Retail	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Exchange-Traded Funds	1.1%
Total Equity Exposure	99.7%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.6)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,148.50	$4.16	0.78%
R6 Class	$1,000	$1,149.60	$3.36	0.63%
Hypothetical
Institutional Class	$1,000	$1,020.93	$3.91	0.78%
R6 Class	$1,000	$1,021.67	$3.16	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.2%
Boeing Co. (The)	27,294	$5,044,750
Lockheed Martin Corp.	89,198	24,034,401
		29,079,151
Airlines — 1.4%
Delta Air Lines, Inc.	422,187	19,184,177
Banks — 1.3%
Bank of America Corp.	268,199	6,259,765
Citizens Financial Group, Inc.	164,730	6,047,238
Regions Financial Corp.	351,243	4,829,591
		17,136,594
Beverages — 4.6%
Dr Pepper Snapple Group, Inc.	63,283	5,799,887
PepsiCo, Inc.	492,788	55,823,025
		61,622,912
Biotechnology — 5.8%
Amgen, Inc.	176,619	28,845,415
Biogen, Inc.(1)	76,933	20,864,999
Gilead Sciences, Inc.	181,491	12,441,208
Incyte Corp.(1)	36,035	4,478,430
Regeneron Pharmaceuticals, Inc.(1)	26,341	10,233,215
		76,863,267
Capital Markets — 1.0%
Charles Schwab Corp. (The)	354,911	13,788,292
Chemicals — 2.2%
Dow Chemical Co. (The)	277,838	17,448,226
LyondellBasell Industries NV, Class A	138,759	11,761,213
		29,209,439
Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	130,992	14,200,843
Consumer Finance — 0.9%
American Express Co.	158,312	12,546,226
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	134,781	7,964,209
Energy Equipment and Services — 0.4%
Halliburton Co.	127,464	5,848,048
Equity Real Estate Investment Trusts (REITs) — 2.3%
Equity Residential	269,789	17,422,974
SBA Communications Corp.(1)	109,344	13,830,922
		31,253,896
Food and Staples Retailing — 2.3%
Kroger Co. (The)	265,755	7,879,636
Wal-Mart Stores, Inc.	304,101	22,862,313
		30,741,949
Food Products — 0.5%
Hormel Foods Corp.	203,847	7,150,953

4

	Shares	Value
Health Care Equipment and Supplies — 3.4%
Edwards Lifesciences Corp.(1)	161,197	$17,678,475
Hologic, Inc.(1)	170,913	7,716,722
Intuitive Surgical, Inc.(1)	24,332	20,338,389
		45,733,586
Health Care Providers and Services — 1.8%
Cardinal Health, Inc.	139,954	10,159,261
Express Scripts Holding Co.(1)	137,663	8,444,249
Quest Diagnostics, Inc.	51,673	5,452,018
		24,055,528
Health Care Technology — 0.7%
Cerner Corp.(1)	142,956	9,256,401
Hotels, Restaurants and Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	21,411	10,158,877
Darden Restaurants, Inc.	83,050	7,075,030
Las Vegas Sands Corp.	180,562	10,651,352
		27,885,259
Household Products — 1.8%
Church & Dwight Co., Inc.	210,933	10,447,511
Procter & Gamble Co. (The)	150,123	13,110,242
		23,557,753
Industrial Conglomerates — 1.6%
3M Co.	105,762	20,711,372
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	62,966	58,242,920
Expedia, Inc.	93,590	12,514,855
		70,757,775
Internet Software and Services — 10.1%
Alphabet, Inc., Class A(1)	109,794	101,506,749
Facebook, Inc., Class A(1)	131,641	19,779,060
LogMeIn, Inc.	28,687	3,241,631
VeriSign, Inc.(1)	106,106	9,434,946
		133,962,386
IT Services — 5.8%
DXC Technology Co.(1)	130,256	9,813,487
Fiserv, Inc.(1)	170,703	20,337,555
Global Payments, Inc.	96,660	7,902,922
Visa, Inc., Class A	432,205	39,425,740
		77,479,704
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	201,749	11,106,283
Illumina, Inc.(1)	16,526	3,054,996
Waters Corp.(1)	16,992	2,886,771
		17,048,050
Machinery — 3.7%
Caterpillar, Inc.	80,896	8,272,425
Cummins, Inc.	73,857	11,147,976
Parker-Hannifin Corp.	41,121	6,612,257
WABCO Holdings, Inc.(1)	102,299	12,160,282
Wabtec Corp.	132,550	11,119,619
		49,312,559

5

	Shares	Value
Media — 5.0%
Comcast Corp., Class A	1,108,003	$43,422,638
DISH Network Corp., Class A(1)	62,444	4,023,891
Sirius XM Holdings, Inc.	1,253,704	6,205,835
Walt Disney Co. (The)	116,402	13,456,071
		67,108,435
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	194,587	16,105,966
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.(1)	51,791	6,559,848
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	142,058	12,378,934
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	192,162	10,770,680
Johnson & Johnson	120,952	14,933,944
		25,704,624
Road and Rail — 0.9%
Union Pacific Corp.	103,000	11,531,880
Semiconductors and Semiconductor Equipment — 4.1%
Applied Materials, Inc.	340,688	13,835,340
ASML Holding NV	55,767	7,371,646
Broadcom Ltd.	86,697	19,143,564
Marvell Technology Group Ltd.	320,730	4,817,365
Maxim Integrated Products, Inc.	205,989	9,094,414
		54,262,329
Software — 9.7%
Activision Blizzard, Inc.	485,016	25,342,086
Electronic Arts, Inc.(1)	124,308	11,786,884
Microsoft Corp.	619,921	42,439,792
Oracle Corp. (New York)	237,209	10,664,917
salesforce.com, Inc.(1)	169,682	14,613,014
Splunk, Inc.(1)	174,528	11,223,896
Symantec Corp.	210,506	6,658,305
VMware, Inc., Class A(1)	65,712	6,184,813
		128,913,707
Specialty Retail — 4.9%
Home Depot, Inc. (The)	51,806	8,086,917
O'Reilly Automotive, Inc.(1)	99,503	24,691,669
Ross Stores, Inc.	132,245	8,595,925
TJX Cos., Inc. (The)	248,210	19,519,234
Williams-Sonoma, Inc.	69,598	3,761,772
		64,655,517
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	428,863	61,606,170
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	221,895	8,740,444
TOTAL COMMON STOCKS (Cost $963,356,667)		1,313,918,183
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Growth ETF (Cost $13,771,437)	120,616	14,031,259

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $6,438,207), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $6,313,761)		$6,313,403
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $6,443,561), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $6,317,116)		6,317,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,946	4,946
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,635,349)		12,635,349
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $989,763,453)		1,340,584,791
OTHER ASSETS AND LIABILITIES — (0.6)%		(7,855,587)
TOTAL NET ASSETS — 100.0%		$1,332,729,204

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	184,868	USD	199,398	UBS AG	6/30/17	$2,575
USD	6,208,571	EUR	5,697,714	UBS AG	6/30/17	(16,343)
USD	174,189	EUR	161,167	UBS AG	6/30/17	(1,890)
USD	153,400	EUR	139,836	UBS AG	6/30/17	625
						$(15,033)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $989,763,453)	$1,340,584,791
Receivable for investments sold	6,709,661
Receivable for capital shares sold	16,409
Unrealized appreciation on forward foreign currency exchange contracts	3,200
Dividends and interest receivable	605,158
1,347,919,219

Liabilities
Payable for investments purchased	6,936,755
Payable for capital shares redeemed	7,418,245
Unrealized depreciation on forward foreign currency exchange contracts	18,233
Accrued management fees	816,782
15,190,015

Net Assets	$1,332,729,204

Net Assets Consist of:
Capital (par value and paid-in surplus)	$944,535,357
Undistributed net investment income	1,306,492
Undistributed net realized gain	36,081,030
Net unrealized appreciation	350,806,325
$1,332,729,204

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$1,189,823,355	72,507,172	$16.41
R6 Class, $0.01 Par Value	$142,905,849	8,716,391	$16.40

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,931)	$8,595,492
Interest	12,745
8,608,237

Expenses:
Management fees	4,791,473
Directors' fees and expenses	18,036
Other expenses	148
4,809,657

Net investment income (loss)	3,798,580

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,798,866
Futures contract transactions	(719,440)
Foreign currency transactions	368,684
42,448,110

Change in net unrealized appreciation (depreciation) on:
Investments	131,161,088
Translation of assets and liabilities in foreign currencies	(197,006)
130,964,082

Net realized and unrealized gain (loss)	173,412,192

Net Increase (Decrease) in Net Assets Resulting from Operations	$177,210,772

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$3,798,580	$8,665,449
Net realized gain (loss)	42,448,110	17,371,506
Change in net unrealized appreciation (depreciation)	130,964,082	(11,186,280)
Net increase (decrease) in net assets resulting from operations	177,210,772	14,850,675

Distributions to Shareholders
From net investment income:
Institutional Class	(8,520,575)	(4,751,626)
R6 Class	(1,102,965)	(402,024)
From net realized gains:
Institutional Class	(17,018,924)	(61,284,133)
R6 Class	(1,839,876)	(3,940,677)
Decrease in net assets from distributions	(28,482,340)	(70,378,460)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,835,549)	158,651,324

Net increase (decrease) in net assets	120,892,883	103,123,539

Net Assets
Beginning of period	1,211,836,321	1,108,712,782
End of period	$1,332,729,204	$1,211,836,321

Undistributed net investment income	$1,306,492	$7,131,452

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Institutional Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

11

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

Class	Management Fee Schedule Range	Effective Annual Management Fee
Institutional Class	0.600% to 0.790%	0.78%
R6 Class	0.450% to 0.640%	0.63%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,595,731 and $3,205,945, respectively. The effect of interfund transactions on the Statement of Operations was $215,265 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $395,416,543 and $449,666,259, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	590,000,000		475,000,000
Sold	3,710,717	$55,433,004	11,629,984	$160,606,033
Issued in reinvestment of distributions	1,719,832	25,539,499	4,617,885	66,035,759
Redeemed	(8,514,232)	(129,896,370)	(8,178,147)	(120,163,445)
	(3,083,683)	(48,923,867)	8,069,722	106,478,347
R6 Class/Shares Authorized	70,000,000		55,000,000
Sold	1,923,821	29,343,026	3,717,992	53,645,133
Issued in reinvestment of distributions	198,438	2,942,841	304,111	4,342,701
Redeemed	(728,918)	(11,197,549)	(401,556)	(5,814,857)
	1,393,341	21,088,318	3,620,547	52,172,977
Net increase (decrease)	(1,690,342)	$(27,835,549)	11,690,269	$158,651,324

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,306,546,537	$7,371,646	—
Exchange-Traded Funds	14,031,259	—	—
Temporary Cash Investments	4,946	12,630,403	—
	$1,320,582,742	$20,002,049	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,200	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$18,233	—

14

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $9,101,988.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$3,200	Unrealized depreciation on forward foreign currency exchange contracts	$18,233

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(719,440)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	370,163	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(197,025)
		$(349,277)		$(197,025)

15

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$995,696,370
Gross tax appreciation of investments	$349,919,287
Gross tax depreciation of investments	(5,030,866)
Net tax appreciation (depreciation) of investments	$344,888,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2017(3)	$14.62	0.04	2.10	2.14	(0.12)	(0.23)	(0.35)	$16.41	14.85%	0.78%(4)	0.58%(4)	31%	$1,189,823
2016	$15.57	0.11	(0.06)	0.05	(0.07)	(0.93)	(1.00)	$14.62	0.49%	0.78%	0.74%	60%	$1,104,817
2015	$16.82	0.08	1.17	1.25	(0.08)	(2.42)	(2.50)	$15.57	8.97%	0.77%	0.52%	82%	$1,051,077
2014	$15.42	0.08	2.02	2.10	(0.09)	(0.61)	(0.70)	$16.82	14.17%	0.77%	0.50%	119%	$1,234,784
2013	$12.72	0.12	3.08	3.20	(0.10)	(0.40)	(0.50)	$15.42	26.05%	0.77%	0.85%	77%	$995,575
2012	$11.92	0.09	1.09	1.18	(0.08)	(0.30)	(0.38)	$12.72	10.33%	0.77%	0.71%	87%	$635,906
R6 Class
2017(3)	$14.61	0.05	2.11	2.16	(0.14)	(0.23)	(0.37)	$16.40	14.96%	0.63%(4)	0.73%(4)	31%	$142,906
2016	$15.57	0.12	(0.05)	0.07	(0.10)	(0.93)	(1.03)	$14.61	0.58%	0.63%	0.89%	60%	$107,020
2015	$16.82	0.10	1.18	1.28	(0.11)	(2.42)	(2.53)	$15.57	9.16%	0.62%	0.67%	82%	$57,636
2014	$15.43	0.10	2.01	2.11	(0.11)	(0.61)	(0.72)	$16.82	14.27%	0.62%	0.65%	119%	$36,237
2013(5)	$14.38	—(6)	1.05	1.05	—	—	—	$15.43	7.30%	0.62%(4)	0.09%(4)	77%(7)	$8,325

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Per-share amount was less than $0.005.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92374 1706

Semiannual Report

April 30, 2017

NT Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Newell Brands, Inc.	2.8%
Zoetis, Inc.	2.2%
Electronic Arts, Inc.	1.9%
Ball Corp.	1.9%
Equinix, Inc.	1.7%
Middleby Corp. (The)	1.7%
Fidelity National Information Services, Inc.	1.6%
Teleflex, Inc.	1.6%
Baxter International, Inc.	1.5%
Verisk Analytics, Inc., Class A	1.4%

Top Five Industries	% of net assets
Software	7.3%
IT Services	6.2%
Specialty Retail	6.1%
Machinery	5.9%
Health Care Equipment and Supplies	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.5)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,128.80	$4.22	0.80%
R6 Class	$1,000	$1,130.60	$3.43	0.65%
Hypothetical
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.7%
L3 Technologies, Inc.	29,975	$5,148,806
Airlines — 0.7%
Spirit Airlines, Inc.(1)	99,830	5,717,264
Auto Components — 0.5%
Delphi Automotive plc	52,079	4,187,152
Banks — 2.4%
BankUnited, Inc.	148,132	5,227,578
SVB Financial Group(1)	34,853	6,132,037
Zions Bancorp	193,386	7,741,242
		19,100,857
Beverages — 3.2%
Constellation Brands, Inc., Class A	49,305	8,507,084
Molson Coors Brewing Co., Class B	82,166	7,878,898
Monster Beverage Corp.(1)	197,305	8,953,701
		25,339,683
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.(1)	59,611	7,617,093
Alkermes plc(1)	40,343	2,349,980
BioMarin Pharmaceutical, Inc.(1)	46,069	4,415,253
Incyte Corp.(1)	77,372	9,615,792
		23,998,118
Building Products — 1.5%
Fortune Brands Home & Security, Inc.	110,835	7,064,623
Lennox International, Inc.	30,077	4,974,435
		12,039,058
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	56,053	9,281,816
CBOE Holdings, Inc.	46,966	3,870,468
S&P Global, Inc.	59,640	8,003,092
SEI Investments Co.	180,988	9,177,901
		30,333,277
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	120,193	3,770,455
Ingevity Corp.(1)	79,974	5,056,756
Scotts Miracle-Gro Co. (The), Class A	47,467	4,585,312
		13,412,523
Commercial Services and Supplies — 0.4%
Brink's Co. (The)	52,535	3,225,649
Communications Equipment — 0.6%
Palo Alto Networks, Inc.(1)	42,134	4,567,747
Construction and Engineering — 0.6%
Jacobs Engineering Group, Inc.	79,594	4,371,302
Construction Materials — 1.4%
Vulcan Materials Co.	92,058	11,127,971

4

	Shares	Value
Consumer Finance — 0.9%
Discover Financial Services	110,232	$6,899,421
Containers and Packaging — 1.9%
Ball Corp.	191,710	14,740,582
Distributors — 1.0%
LKQ Corp.(1)	256,875	8,024,775
Electrical Equipment — 0.7%
AMETEK, Inc.	98,266	5,620,815
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	33,467	1,977,565
Dolby Laboratories, Inc., Class A	146,352	7,717,141
Trimble, Inc.(1)	206,051	7,300,387
		16,995,093
Equity Real Estate Investment Trusts (REITs) — 3.8%
Crown Castle International Corp.	82,442	7,799,013
Equinix, Inc.	32,436	13,548,517
SBA Communications Corp.(1)	66,261	8,381,354
		29,728,884
Food and Staples Retailing — 0.8%
Costco Wholesale Corp.	35,560	6,312,611
Food Products — 2.1%
Blue Buffalo Pet Products, Inc.(1)	207,473	5,114,209
Dean Foods Co.	119,825	2,365,346
TreeHouse Foods, Inc.(1)	105,063	9,203,519
		16,683,074
Health Care Equipment and Supplies — 5.3%
Baxter International, Inc.	210,663	11,729,716
Nevro Corp.(1)	62,112	5,852,193
NuVasive, Inc.(1)	76,926	5,577,904
Teleflex, Inc.	59,621	12,334,989
West Pharmaceutical Services, Inc.	72,947	6,713,312
		42,208,114
Health Care Providers and Services — 3.1%
Amedisys, Inc.(1)	91,715	4,970,953
Centene Corp.(1)	67,115	4,993,356
Humana, Inc.	39,249	8,712,493
Universal Health Services, Inc., Class B	51,336	6,199,335
		24,876,137
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc.(1)	16,254	7,712,036
Hilton Worldwide Holdings, Inc.	65,041	3,835,468
Las Vegas Sands Corp.	93,494	5,515,211
MGM Resorts International	280,311	8,608,351
Papa John's International, Inc.	51,006	4,032,534
Vail Resorts, Inc.	31,582	6,242,498
		35,946,098
Household Durables — 3.6%
Mohawk Industries, Inc.(1)	26,733	6,276,641
Newell Brands, Inc.	471,218	22,495,947
		28,772,588

5

	Shares	Value
Internet and Direct Marketing Retail — 1.1%
Expedia, Inc.	63,407	$8,478,784
Internet Software and Services — 2.0%
CoStar Group, Inc.(1)	28,851	6,949,917
eBay, Inc.(1)	113,350	3,787,024
LogMeIn, Inc.	44,942	5,078,446
		15,815,387
IT Services — 6.2%
Alliance Data Systems Corp.	39,987	9,981,955
Booz Allen Hamilton Holding Corp.	269,577	9,685,902
DXC Technology Co.(1)	52,180	3,931,241
Fidelity National Information Services, Inc.	147,461	12,414,741
First Data Corp., Class A(1)	229,730	3,588,383
Vantiv, Inc., Class A(1)	152,868	9,483,931
		49,086,153
Life Sciences Tools and Services — 1.5%
Bio-Techne Corp.	40,821	4,371,113
Illumina, Inc.(1)	39,780	7,353,731
		11,724,844
Machinery — 5.9%
Ingersoll-Rand plc	73,331	6,508,126
John Bean Technologies Corp.	54,791	4,857,222
Kennametal, Inc.	117,318	4,878,083
Middleby Corp. (The)(1)	98,941	13,468,838
Parker-Hannifin Corp.	28,901	4,647,281
Snap-on, Inc.	47,147	7,898,537
WABCO Holdings, Inc.(1)	37,882	4,503,033
		46,761,120
Media — 1.5%
Charter Communications, Inc., Class A(1)	18,890	6,520,072
Scripps Networks Interactive, Inc., Class A	73,576	5,497,599
		12,017,671
Multiline Retail — 1.9%
Dollar General Corp.	84,166	6,119,710
Dollar Tree, Inc.(1)	108,341	8,967,384
		15,087,094
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	89,643	11,354,182
Pharmaceuticals — 3.2%
Catalent, Inc.(1)	123,495	3,615,934
Jazz Pharmaceuticals plc(1)	25,504	4,062,277
Zoetis, Inc.	314,069	17,622,411
		25,300,622
Professional Services — 3.4%
Equifax, Inc.	83,230	11,261,851
IHS Markit Ltd.(1)	106,183	4,608,342
Verisk Analytics, Inc., Class A(1)	137,385	11,376,852
		27,247,045
Road and Rail — 1.4%
Canadian Pacific Railway Ltd. (New York)	25,151	3,854,391

6

	Shares	Value
Norfolk Southern Corp.	60,565	$7,115,782
		10,970,173
Semiconductors and Semiconductor Equipment — 3.6%
Broadcom Ltd.	33,763	7,455,208
Cavium, Inc.(1)	53,933	3,713,287
KLA-Tencor Corp.	96,138	9,442,674
NVIDIA Corp.	74,122	7,730,925
		28,342,094
Software — 7.3%
CDK Global, Inc.	108,234	7,036,293
Electronic Arts, Inc.(1)	161,876	15,349,082
Guidewire Software, Inc.(1)	94,767	5,827,223
ServiceNow, Inc.(1)	84,929	8,024,092
Splunk, Inc.(1)	105,094	6,758,595
Symantec Corp.	144,670	4,575,912
Tyler Technologies, Inc.(1)	59,671	9,761,579
		57,332,776
Specialty Retail — 6.1%
AutoZone, Inc.(1)	10,479	7,253,459
Burlington Stores, Inc.(1)	81,080	8,020,434
Michaels Cos., Inc. (The)(1)	157,778	3,685,694
O'Reilly Automotive, Inc.(1)	43,728	10,851,103
Ross Stores, Inc.	169,263	11,002,095
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	24,954	7,023,054
		47,835,839
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	96,723	3,809,919
Columbia Sportswear Co.	64,744	3,665,805
		7,475,724
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(1)	54,744	6,003,227
TOTAL COMMON STOCKS (Cost $616,387,141)		780,210,334
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $7,389,108), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $7,246,283)		7,245,872
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $7,397,596), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $7,250,133)		7,250,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,677	5,677
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,501,549)		14,501,549
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $630,888,690)		794,711,883
OTHER ASSETS AND LIABILITIES — (0.5)%		(4,303,981)
TOTAL NET ASSETS — 100.0%		$790,407,902

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	788,754	USD	586,051	Morgan Stanley	6/30/17	$(7,728)
CAD	111,370	USD	82,942	Morgan Stanley	6/30/17	(1,284)
USD	3,985,853	CAD	5,326,194	Morgan Stanley	6/30/17	80,631
USD	93,410	CAD	125,208	Morgan Stanley	6/30/17	1,606
USD	94,304	CAD	125,594	Morgan Stanley	6/30/17	2,217
						$75,442

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $630,888,690)	$794,711,883
Receivable for investments sold	5,189,005
Receivable for capital shares sold	1,263
Unrealized appreciation on forward foreign currency exchange contracts	84,454
Dividends and interest receivable	66,218
800,052,823

Liabilities
Payable for investments purchased	3,208,605
Payable for capital shares redeemed	5,924,847
Unrealized depreciation on forward foreign currency exchange contracts	9,012
Accrued management fees	502,457
9,644,921

Net Assets	$790,407,902

Net Assets Consist of:
Capital (par value and paid-in surplus)	$614,589,560
Accumulated net investment loss	(127,181)
Undistributed net realized gain	12,046,888
Net unrealized appreciation	163,898,635
$790,407,902

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$705,463,092	52,558,505	$13.42
R6 Class, $0.01 Par Value	$84,944,810	6,288,970	$13.51

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,373)	$3,208,861
Interest	9,608
3,218,469

Expenses:
Management fees	2,938,496
Directors' fees and expenses	10,708
2,949,204

Net investment income (loss)	269,265

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	18,407,670
Futures contract transactions	(464,764)
Foreign currency transactions	8,564
17,951,470

Change in net unrealized appreciation (depreciation) on:
Investments	73,662,741
Translation of assets and liabilities in foreign currencies	(35,091)
73,627,650

Net realized and unrealized gain (loss)	91,579,120

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,848,385

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$269,265	$(70,959)
Net realized gain (loss)	17,951,470	20,897,994
Change in net unrealized appreciation (depreciation)	73,627,650	(26,687,178)
Net increase (decrease) in net assets resulting from operations	91,848,385	(5,860,143)

Distributions to Shareholders
From net realized gains:
Institutional Class	(22,613,046)	(47,436,142)
R6 Class	(2,450,807)	(3,027,088)
Decrease in net assets from distributions	(25,063,853)	(50,463,230)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,184,882	126,330,213

Net increase (decrease) in net assets	76,969,414	70,006,840

Net Assets
Beginning of period	713,438,488	643,431,648
End of period	$790,407,902	$713,438,488

Accumulated net investment loss	$(127,181)	$(396,446)

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Institutional Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

12

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Institutional Class	R6 Class
0.800%	0.650%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,230,880 and $3,770,150, respectively. The effect of interfund transactions on the Statement of Operations was $(116,082) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $240,563,536 and $256,314,797, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	430,000,000		335,000,000
Sold	3,026,508	$37,833,595	9,790,354	$114,337,876
Issued in reinvestment of distributions	1,817,769	22,613,046	3,888,208	47,436,142
Redeemed	(5,101,891)	(65,134,873)	(5,527,519)	(68,697,827)
	(257,614)	(4,688,232)	8,151,043	93,076,191
R6 Class/Shares Authorized	70,000,000		50,000,000
Sold	1,426,242	18,400,250	2,710,867	33,673,026
Issued in reinvestment of distributions	195,908	2,450,807	247,109	3,027,088
Redeemed	(464,722)	(5,977,943)	(278,019)	(3,446,092)
	1,157,428	14,873,114	2,679,957	33,254,022
Net increase (decrease)	899,814	$10,184,882	10,831,000	$126,330,213

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$780,210,334	—	—
Temporary Cash Investments	5,677	$14,495,872	—
	$780,216,011	$14,495,872	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$84,454	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,012	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,820,378.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$84,454	Unrealized depreciation on forward foreign currency exchange contracts	$9,012

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$8,092	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(35,091)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(464,764)	Change in net unrealized appreciation (depreciation) on futures contracts	—
		$(456,672)		$(35,091)

16

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$635,745,147
Gross tax appreciation of investments	$162,820,558
Gross tax depreciation of investments	(3,853,822)
Net tax appreciation (depreciation) of investments	$158,966,736

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had late-year ordinary loss deferrals of $(285,913), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2017(3)	$12.31	—(4)	1.55	1.55	—	(0.44)	(0.44)	$13.42	12.88%	0.80%(5)	0.06%(5)	32%	$705,463
2016	$13.65	—(4)	(0.28)	(0.28)	—	(1.06)	(1.06)	$12.31	(2.01)%	0.80%	(0.02)%	73%	$649,951
2015	$13.37	(0.03)	0.93	0.90	—	(0.62)	(0.62)	$13.65	7.20%	0.80%	(0.22)%	83%	$609,841
2014	$13.81	(0.04)	1.08	1.04	—	(1.48)	(1.48)	$13.37	8.53%	0.80%	(0.31)%	76%	$572,085
2013	$10.61	(0.01)	3.23	3.22	(0.02)	—	(0.02)	$13.81	30.38%	0.80%	(0.10)%	113%	$459,877
2012	$10.03	—(4)	0.74	0.74	—	(0.16)	(0.16)	$10.61	7.59%	0.81%	(0.02)%	92%	$297,429
R6 Class
2017(3)	$12.37	0.01	1.57	1.58	—	(0.44)	(0.44)	$13.51	13.06%	0.65%(5)	0.21%(5)	32%	$84,945
2016	$13.70	0.01	(0.28)	(0.27)	—	(1.06)	(1.06)	$12.37	(1.92)%	0.65%	0.13%	73%	$63,487
2015	$13.39	(0.01)	0.94	0.93	—	(0.62)	(0.62)	$13.70	7.42%	0.65%	(0.07)%	83%	$33,591
2014	$13.82	(0.02)	1.07	1.05	—	(1.48)	(1.48)	$13.39	8.60%	0.65%	(0.16)%	76%	$16,992
2013(6)	$12.92	—(4)	0.90	0.90	—	—	—	$13.82	6.97%	0.65%(5)	0.03%(5)	113%(7)	$3,867

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92375 1706

Semiannual Report

April 30, 2017

Select Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	9.0%
Alphabet, Inc.*	7.8%
UnitedHealth Group, Inc.	4.1%
Facebook, Inc., Class A	4.0%
Amazon.com, Inc.	3.9%
Mastercard, Inc., Class A	3.5%
Home Depot, Inc. (The)	3.3%
Microsoft Corp.	3.0%
Celgene Corp.	2.7%
Biogen, Inc.	2.5%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	12.5%
Technology Hardware, Storage and Peripherals	9.0%
Biotechnology	8.4%
Specialty Retail	7.8%
Health Care Providers and Services	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,150.20	$5.28	0.99%
I Class	$1,000	$1,151.30	$4.21	0.79%
Y Class	$1,000	$1,028.70(2)	$0.37(3)	0.64%
A Class	$1,000	$1,148.90	$6.61	1.24%
C Class	$1,000	$1,144.50	$10.58	1.99%
R Class	$1,000	$1,147.50	$7.93	1.49%
R5 Class	$1,000	$1,028.70(2)	$0.46(3)	0.79%
R6 Class	$1,000	$1,152.10	$3.42	0.64%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
I Class	$1,000	$1,020.88	$3.96	0.79%
Y Class	$1,000	$1,021.62(4)	$3.21(4)	0.64%
A Class	$1,000	$1,018.65	$6.21	1.24%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%
R5 Class	$1,000	$1,020.88(4)	$3.96(4)	0.79%
R6 Class	$1,000	$1,021.62	$3.21	0.64%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.7%
Boeing Co. (The)	339,400	$62,731,302
United Technologies Corp.	291,000	34,626,090
		97,357,392
Auto Components — 1.3%
Delphi Automotive plc	172,900	13,901,160
Gentex Corp.	943,500	19,483,275
		33,384,435
Banks — 1.9%
JPMorgan Chase & Co.	581,400	50,581,800
Beverages — 2.7%
Constellation Brands, Inc., Class A	275,200	47,483,008
Diageo plc	832,000	24,208,413
		71,691,421
Biotechnology — 8.4%
Biogen, Inc.(1)	240,000	65,090,400
Celgene Corp.(1)	561,000	69,592,050
Gilead Sciences, Inc.	549,000	37,633,950
Regeneron Pharmaceuticals, Inc.(1)	80,600	31,312,294
Vertex Pharmaceuticals, Inc.(1)	150,300	17,780,490
		221,409,184
Capital Markets — 1.5%
CBOE Holdings, Inc.	472,000	38,897,520
Chemicals — 1.7%
Monsanto Co.	289,500	33,758,595
Valvoline, Inc.	476,500	10,602,125
		44,360,720
Energy Equipment and Services — 1.1%
Core Laboratories NV	138,000	15,293,160
Schlumberger Ltd.	182,300	13,233,157
		28,526,317
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	388,400	48,915,096
Food and Staples Retailing — 2.8%
Costco Wholesale Corp.	264,600	46,971,792
Wal-Mart Stores, Inc.	346,400	26,042,352
		73,014,144
Food Products — 0.4%
Hostess Brands, Inc.(1)	544,200	9,327,588
Health Care Providers and Services — 5.2%
Cigna Corp.	181,400	28,365,518
UnitedHealth Group, Inc.	615,700	107,673,616
		136,039,134
Hotels, Restaurants and Leisure — 3.3%
Papa John's International, Inc.	138,100	10,918,186
Starbucks Corp.	871,300	52,330,278

6

	Shares	Value
Wynn Resorts Ltd.	180,800	$22,240,208
		85,488,672
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	134,600	29,437,020
Insurance — 1.3%
MetLife, Inc.	677,900	35,121,999
Internet and Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)	111,800	103,413,882
Internet Software and Services — 12.5%
Alphabet, Inc., Class A(1)	103,500	95,687,820
Alphabet, Inc., Class C(1)	121,100	109,711,756
Baidu, Inc. ADR(1)	102,400	18,455,552
Facebook, Inc., Class A(1)	698,700	104,979,675
		328,834,803
IT Services — 3.5%
Mastercard, Inc., Class A	780,300	90,764,496
Machinery — 3.8%
FANUC Corp.	145,100	29,488,590
Graco, Inc.	225,900	24,363,315
Middleby Corp. (The)(1)	345,000	46,964,850
		100,816,755
Media — 4.6%
Time Warner, Inc.	566,100	56,196,747
Walt Disney Co. (The)	549,300	63,499,080
		119,695,827
Oil, Gas and Consumable Fuels — 0.9%
EOG Resources, Inc.	260,600	24,105,500
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	373,100	32,511,934
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	1,051,200	58,919,760
Professional Services — 2.1%
IHS Markit Ltd.(1)	400,828	17,395,935
Verisk Analytics, Inc., Class A(1)	451,300	37,372,153
		54,768,088
Road and Rail — 1.0%
Canadian Pacific Railway Ltd.	179,000	27,427,303
Semiconductors and Semiconductor Equipment — 2.1%
Analog Devices, Inc.	331,500	25,260,300
QUALCOMM, Inc.	529,800	28,471,452
		53,731,752
Software — 5.0%
Electronic Arts, Inc.(1)	560,700	53,165,574
Microsoft Corp.	1,145,400	78,414,084
		131,579,658
Specialty Retail — 7.8%
AutoZone, Inc.(1)	65,900	45,615,321
Home Depot, Inc. (The)	561,000	87,572,100
TJX Cos., Inc. (The)	738,500	58,075,640
Williams-Sonoma, Inc.	225,700	12,199,085
		203,462,146

7

	Shares	Value
Technology Hardware, Storage and Peripherals — 9.0%
Apple, Inc.	1,638,900	$235,427,985
Tobacco — 1.2%
Philip Morris International, Inc.	291,500	32,309,860
TOTAL COMMON STOCKS (Cost $1,280,377,244)		2,601,322,191
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $5,271,378), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $5,169,486)		5,169,193
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $5,280,353), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $5,172,095)		5,172,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,686	2,686
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,343,879)		10,343,879
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,290,721,123)		2,611,666,070
OTHER ASSETS AND LIABILITIES — 0.5%		13,085,719
TOTAL NET ASSETS — 100.0%		$2,624,751,789

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	608,313	CAD	824,474	Morgan Stanley	6/30/17	$3,800
USD	18,224,781	CAD	24,353,308	Morgan Stanley	6/30/17	368,674
USD	683,613	CAD	910,931	Morgan Stanley	6/30/17	15,709
						$388,183

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,290,721,123)	$2,611,666,070
Receivable for investments sold	17,423,338
Receivable for capital shares sold	469,444
Unrealized appreciation on forward foreign currency exchange contracts	388,183
Dividends and interest receivable	1,374,346
2,631,321,381

Liabilities
Payable for investments purchased	3,392,363
Payable for capital shares redeemed	1,081,778
Accrued management fees	2,082,170
Distribution and service fees payable	13,281
6,569,592

Net Assets	$2,624,751,789

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,198,905,270
Undistributed net investment income	3,799,088
Undistributed net realized gain	100,715,682
Net unrealized appreciation	1,321,331,749
$2,624,751,789

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,535,716,834	39,214,473	$64.66
I Class, $0.01 Par Value	$30,765,569	468,570	$65.66
Y Class, $0.01 Par Value	$5,119	78	$65.63
A Class, $0.01 Par Value	$41,530,670	654,898	$63.42*
C Class, $0.01 Par Value	$4,624,099	79,819	$57.93
R Class, $0.01 Par Value	$3,088,252	48,914	$63.14
R5 Class, $0.01 Par Value	$5,187	79	$65.66
R6 Class, $0.01 Par Value	$9,016,059	137,370	$65.63
*Maximum offering price $67.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $68,247)	$16,215,065
Interest	16,894
16,231,959

Expenses:
Management fees	12,090,339
Distribution and service fees:
A Class	47,831
C Class	22,383
R Class	7,282
Directors' fees and expenses	34,989
Other expenses	1,002
12,203,826

Net investment income (loss)	4,028,133

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	103,103,040
Foreign currency transactions	132,055
103,235,095

Change in net unrealized appreciation (depreciation) on:
Investments	239,723,249
Translation of assets and liabilities in foreign currencies	229,881
239,953,130

Net realized and unrealized gain (loss)	343,188,225

Net Increase (Decrease) in Net Assets Resulting from Operations	$347,216,358

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$4,028,133	$8,536,611
Net realized gain (loss)	103,235,095	79,512,477
Change in net unrealized appreciation (depreciation)	239,953,130	(69,641,770)
Net increase (decrease) in net assets resulting from operations	347,216,358	18,407,318

Distributions to Shareholders
From net investment income:
Investor Class	(8,554,850)	(9,847,674)
I Class	(156,843)	(192,491)
A Class	(43,226)	(67,613)
R6 Class	(57,884)	(75,146)
From net realized gains:
Investor Class	(76,803,447)	(138,659,649)
I Class	(907,444)	(1,826,497)
A Class	(1,250,457)	(2,410,121)
C Class	(169,263)	(359,667)
R Class	(97,514)	(189,769)
R6 Class	(264,392)	(572,948)
Decrease in net assets from distributions	(88,305,320)	(154,201,575)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,084,265)	(30,480,042)

Net increase (decrease) in net assets	256,826,773	(166,274,299)

Net Assets
Beginning of period	2,367,925,016	2,534,199,315
End of period	$2,624,751,789	$2,367,925,016

Undistributed net investment income	$3,799,088	$8,583,758

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

12

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

Class	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.99%
I Class	0.600% to 0.790%	0.79%
Y Class	0.450% to 0.640%	0.64%
A Class	0.800% to 0.990%	0.99%
C Class	0.800% to 0.990%	0.99%
R Class	0.800% to 0.990%	0.99%
R5 Class	0.600% to 0.790%	0.79%
R6 Class	0.450% to 0.640%	0.64%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,904,188 and $1,230,401, respectively. The effect of interfund transactions on the Statement of Operations was $125,219 in net realized gain (loss) on investment transactions.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $194,144,652 and $229,772,912, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		310,000,000
Sold	681,029	$41,478,058	1,385,269	$79,339,972
Issued in reinvestment of distributions	1,386,370	81,463,131	2,504,165	142,011,190
Redeemed	(2,080,150)	(125,227,902)	(4,298,761)	(243,954,392)
	(12,751)	(2,286,713)	(409,327)	(22,603,230)
I Class/Shares Authorized	35,000,000		35,000,000
Sold	26,762	1,648,678	157,917	9,320,449
Issued in reinvestment of distributions	17,851	1,064,278	35,107	2,018,979
Redeemed	(49,677)	(3,032,200)	(248,703)	(14,144,529)
	(5,064)	(319,244)	(55,679)	(2,805,101)
Y Class/Shares Authorized	50,000,000		N/A
Sold	78	5,000
A Class/Shares Authorized	50,000,000		60,000,000
Sold	98,453	5,941,898	105,157	5,844,418
Issued in reinvestment of distributions	21,975	1,267,277	43,484	2,422,041
Redeemed	(107,991)	(6,455,753)	(197,111)	(10,823,964)
	12,437	753,422	(48,470)	(2,557,505)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	9,343	517,159	8,090	415,641
Issued in reinvestment of distributions	2,670	141,044	5,496	283,057
Redeemed	(19,219)	(1,042,985)	(32,315)	(1,657,750)
	(7,206)	(384,782)	(18,729)	(959,052)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	3,736	221,752	8,446	481,416
Issued in reinvestment of distributions	1,697	97,514	3,414	189,769
Redeemed	(5,961)	(352,535)	(17,144)	(961,949)
	(528)	(33,269)	(5,284)	(290,764)
R5 Class/Shares Authorized	50,000,000		N/A
Sold	79	5,000
R6 Class/Shares Authorized	50,000,000		45,000,000
Sold	10,408	639,994	34,678	2,085,331
Issued in reinvestment of distributions	5,411	322,276	11,279	648,094
Redeemed	(12,740)	(785,949)	(69,099)	(3,997,815)
	3,079	176,321	(23,142)	(1,264,390)
Net increase (decrease)	(9,876)	$(2,084,265)	(560,631)	$(30,480,042)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,520,197,885	$81,124,306	—
Temporary Cash Investments	2,686	10,341,193	—
	$2,520,200,571	$91,465,499	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$388,183	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $19,071,056.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $388,183 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $199,759 in net realized gain (loss) on foreign currency transactions and $161,687 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,291,819,005
Gross tax appreciation of investments	$1,326,070,019
Gross tax depreciation of investments	(6,222,954)
Net tax appreciation (depreciation) of investments	$1,319,847,065

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$58.32	0.10	8.44	8.54	(0.22)	(1.98)	(2.20)	$64.66	15.02%	0.99%(4)	0.33%(4)	8%	$2,535,717
2016	$61.57	0.20	0.30	0.50	(0.25)	(3.50)	(3.75)	$58.32	0.98%	0.99%	0.36%	16%	$2,287,797
2015	$61.31	0.21	5.71	5.92	(0.24)	(5.42)	(5.66)	$61.57	10.93%	0.99%	0.35%	24%	$2,440,319
2014	$53.07	0.19	8.51	8.70	(0.24)	(0.22)	(0.46)	$61.31	16.50%	1.00%	0.34%	25%	$2,293,893
2013	$43.52	0.35	9.51	9.86	(0.31)	—	(0.31)	$53.07	22.80%	1.00%	0.74%	31%	$2,119,523
2012	$39.14	0.17	4.31	4.48	(0.10)	—	(0.10)	$43.52	11.50%	1.00%	0.41%	17%	$1,861,545
I Class(5)
2017(3)	$59.25	0.16	8.57	8.73	(0.34)	(1.98)	(2.32)	$65.66	15.13%	0.79%(4)	0.53%(4)	8%	$30,766
2016	$62.49	0.32	0.31	0.63	(0.37)	(3.50)	(3.87)	$59.25	1.19%	0.79%	0.56%	16%	$28,061
2015	$62.15	0.34	5.78	6.12	(0.36)	(5.42)	(5.78)	$62.49	11.16%	0.79%	0.55%	24%	$33,075
2014	$53.79	0.32	8.61	8.93	(0.35)	(0.22)	(0.57)	$62.15	16.74%	0.80%	0.54%	25%	$29,130
2013	$44.04	0.36	9.72	10.08	(0.33)	—	(0.33)	$53.79	23.05%	0.80%	0.94%	31%	$39,263
2012	$39.60	0.24	4.38	4.62	(0.18)	—	(0.18)	$44.04	11.73%	0.80%	0.61%	17%	$16,828
Y Class
2017(6)	$63.80	(0.01)	1.84	1.83	—	—	—	$65.63	2.87%	0.64%(4)	(0.27)%(4)	8%(7)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$57.16	0.02	8.29	8.31	(0.07)	(1.98)	(2.05)	$63.42	14.89%	1.24%(4)	0.08%(4)	8%	$41,531
2016	$60.41	0.06	0.29	0.35	(0.10)	(3.50)	(3.60)	$57.16	0.73%	1.24%	0.11%	16%	$36,723
2015	$60.25	0.06	5.61	5.67	(0.09)	(5.42)	(5.51)	$60.41	10.67%	1.24%	0.10%	24%	$41,737
2014	$52.15	0.06	8.36	8.42	(0.10)	(0.22)	(0.32)	$60.25	16.21%	1.25%	0.09%	25%	$39,786
2013	$42.85	0.25	9.33	9.58	(0.28)	—	(0.28)	$52.15	22.48%	1.25%	0.49%	31%	$43,318
2012	$38.54	0.06	4.26	4.32	(0.01)	—	(0.01)	$42.85	11.22%	1.25%	0.16%	17%	$45,355
C Class
2017(3)	$52.51	(0.18)	7.58	7.40	—	(1.98)	(1.98)	$57.93	14.45%	1.99%(4)	(0.67)%(4)	8%	$4,624
2016	$56.09	(0.33)	0.25	(0.08)	—	(3.50)	(3.50)	$52.51	(0.02)%	1.99%	(0.64)%	16%	$4,570
2015	$56.64	(0.36)	5.23	4.87	—	(5.42)	(5.42)	$56.09	9.83%	1.99%	(0.65)%	24%	$5,932
2014	$49.32	(0.34)	7.88	7.54	—	(0.22)	(0.22)	$56.64	15.34%	2.00%	(0.66)%	25%	$5,929
2013	$40.75	(0.14)	8.90	8.76	(0.19)	—	(0.19)	$49.32	21.57%	2.00%	(0.26)%	31%	$8,054
2012	$36.92	(0.25)	4.08	3.83	—	—	—	$40.75	10.37%	2.00%	(0.59)%	17%	$5,666
R Class
2017(3)	$56.92	(0.05)	8.25	8.20	—	(1.98)	(1.98)	$63.14	14.75%	1.49%(4)	(0.17)%(4)	8%	$3,088
2016	$60.21	(0.08)	0.29	0.21	—	(3.50)	(3.50)	$56.92	0.49%	1.49%	(0.14)%	16%	$2,814
2015	$60.12	(0.09)	5.60	5.51	—	(5.42)	(5.42)	$60.21	10.38%	1.49%	(0.15)%	24%	$3,295
2014	$52.07	(0.08)	8.35	8.27	—	(0.22)	(0.22)	$60.12	15.92%	1.50%	(0.16)%	25%	$3,050
2013	$42.86	0.03	9.43	9.46	(0.25)	—	(0.25)	$52.07	22.18%	1.50%	0.24%	31%	$3,275
2012	$38.64	(0.06)	4.28	4.22	—	—	—	$42.86	10.92%	1.50%	(0.09)%	17%	$1,456

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(6)	$63.83	(0.01)	1.84	1.83	—	—	—	$65.66	2.87%	0.79%(4)	(0.42)%(4)	8%(7)	$5
R6 Class
2017(3)	$59.27	0.21	8.56	8.77	(0.43)	(1.98)	(2.41)	$65.63	15.21%	0.64%(4)	0.68%(4)	8%	$9,016
2016	$62.51	0.41	0.31	0.72	(0.46)	(3.50)	(3.96)	$59.27	1.35%	0.64%	0.71%	16%	$7,959
2015	$62.18	0.41	5.79	6.20	(0.45)	(5.42)	(5.87)	$62.51	11.31%	0.64%	0.70%	24%	$9,841
2014	$53.81	0.18	8.84	9.02	(0.43)	(0.22)	(0.65)	$62.18	16.92%	0.65%	0.69%	25%	$7,672
2013(8)	$49.95	0.10	3.76	3.86	—	—	—	$53.81	7.73%	0.65%(4)	0.72%(4)	31%(9)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(8)	July 26, 2013 (commencement of sale) through October 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 1706

Semiannual Report

April 30, 2017

Small Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Catalent, Inc.	1.7%
LogMeIn, Inc.	1.6%
Bright Horizons Family Solutions, Inc.	1.5%
Microsemi Corp.	1.5%
Tivity Health, Inc.	1.4%
Sensient Technologies Corp.	1.3%
Cathay General Bancorp.	1.3%
Ingevity Corp.	1.3%
FCB Financial Holdings, Inc., Class A	1.3%
RingCentral, Inc., Class A	1.2%

Top Five Industries	% of net assets
Internet Software and Services	7.0%
Biotechnology	6.6%
Semiconductors and Semiconductor Equipment	4.8%
Machinery	4.8%
Software	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,196.00	$7.35	1.35%
I Class	$1,000	$1,197.00	$6.26	1.15%
Y Class	$1,000	$1,035.20(2)	$0.59(3)	1.00%
A Class	$1,000	$1,194.30	$8.71	1.60%
C Class	$1,000	$1,189.70	$12.76	2.35%
R Class	$1,000	$1,192.70	$10.06	1.85%
R5 Class	$1,000	$1,035.40(2)	$0.67(3)	1.15%
R6 Class	$1,000	$1,197.60	$5.45	1.00%
Hypothetical
Investor Class	$1,000	$1,018.10	$6.76	1.35%
I Class	$1,000	$1,019.09	$5.76	1.15%
Y Class	$1,000	$1,019.84(4)	$5.01(4)	1.00%
A Class	$1,000	$1,016.86	$8.00	1.60%
C Class	$1,000	$1,013.14	$11.73	2.35%
R Class	$1,000	$1,015.62	$9.25	1.85%
R5 Class	$1,000	$1,019.09(4)	$5.76(4)	1.15%
R6 Class	$1,000	$1,019.84	$5.01	1.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 3.1%
AAR Corp.	103,291	$3,717,443
Cubic Corp.	87,132	4,522,151
KLX, Inc.(1)	114,620	5,421,526
Mercury Systems, Inc.(1)	130,510	4,878,464
		18,539,584
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	120,106	5,932,035
Auto Components — 1.8%
LCI Industries	59,976	6,066,573
Tenneco, Inc.	73,606	4,639,386
		10,705,959
Banks — 3.2%
Ameris Bancorp	75,104	3,537,398
Cathay General Bancorp.	207,229	7,885,064
FCB Financial Holdings, Inc., Class A(1)	158,464	7,487,424
		18,909,886
Beverages — 1.6%
Coca-Cola Bottling Co. Consolidated	28,159	5,965,766
MGP Ingredients, Inc.	66,353	3,474,243
		9,440,009
Biotechnology — 6.6%
Aimmune Therapeutics, Inc.(1)	84,655	1,645,693
Alder Biopharmaceuticals, Inc.(1)	65,822	1,319,731
Clovis Oncology, Inc.(1)	33,156	1,919,401
Exact Sciences Corp.(1)	74,369	2,231,814
Exelixis, Inc.(1)	141,606	3,171,974
FibroGen, Inc.(1)	73,609	2,061,052
Flexion Therapeutics, Inc.(1)	81,136	1,655,986
Halozyme Therapeutics, Inc.(1)	121,215	1,689,737
Ironwood Pharmaceuticals, Inc.(1)	90,997	1,485,071
Jounce Therapeutics, Inc.(1)	25,143	712,050
Kite Pharma, Inc.(1)	40,075	3,289,356
Ligand Pharmaceuticals, Inc., Class B(1)	16,179	1,798,619
Neurocrine Biosciences, Inc.(1)	19,536	1,043,222
Portola Pharmaceuticals, Inc.(1)	49,647	1,985,384
Prothena Corp. plc(1)	21,828	1,181,550
Puma Biotechnology, Inc.(1)	22,034	894,580
Radius Health, Inc.(1)	39,721	1,551,900
Sage Therapeutics, Inc.(1)	25,641	1,820,511
Sarepta Therapeutics, Inc.(1)	31,101	1,127,722
Spark Therapeutics, Inc.(1)	30,903	1,791,447
TESARO, Inc.(1)	21,010	3,100,866
Ultragenyx Pharmaceutical, Inc.(1)	28,967	1,865,185
		39,342,851

6

	Shares	Value
Building Products — 1.4%
Masonite International Corp.(1)	64,612	$5,375,718
PGT Innovations, Inc.(1)	266,239	2,902,005
		8,277,723
Chemicals — 3.1%
Ingevity Corp.(1)	122,869	7,769,007
Sensient Technologies Corp.	96,515	7,894,927
Valvoline, Inc.	117,035	2,604,029
		18,267,963
Commercial Services and Supplies — 2.5%
ABM Industries, Inc.	85,388	3,687,908
Advanced Disposal Services, Inc.(1)	267,592	6,363,338
Multi-Color Corp.	60,868	4,674,662
		14,725,908
Communications Equipment — 0.9%
Ciena Corp.(1)	157,293	3,603,583
Lumentum Holdings, Inc.(1)	42,916	1,834,659
		5,438,242
Construction and Engineering — 1.2%
Granite Construction, Inc.	135,067	7,119,382
Construction Materials — 1.0%
Summit Materials, Inc., Class A(1)	242,507	6,222,730
Consumer Finance — 1.2%
Enova International, Inc.(1)	250,573	3,558,137
Green Dot Corp., Class A(1)	98,411	3,374,513
		6,932,650
Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions, Inc.(1)	118,573	9,025,777
Chegg, Inc.(1)	552,447	4,977,548
Nord Anglia Education, Inc.(1)	137,042	4,412,752
		18,416,077
Electronic Equipment, Instruments and Components — 3.4%
Coherent, Inc.(1)	21,701	4,678,736
Dolby Laboratories, Inc., Class A	102,573	5,408,674
Fabrinet(1)	66,774	2,315,055
Orbotech Ltd.(1)	123,123	4,054,440
TTM Technologies, Inc.(1)	230,113	3,849,790
		20,306,695
Equity Real Estate Investment Trusts (REITs) — 2.6%
National Health Investors, Inc.	56,014	4,098,544
PS Business Parks, Inc.	24,773	3,010,911
QTS Realty Trust, Inc., Class A	118,786	6,347,924
Sun Communities, Inc.	22,020	1,841,092
		15,298,471
Food Products — 1.9%
AdvancePierre Foods Holdings, Inc.	118,971	4,832,602
Blue Buffalo Pet Products, Inc.(1)	102,638	2,530,026
Hostess Brands, Inc.(1)	239,177	4,099,494
		11,462,122
Health Care Equipment and Supplies — 3.5%
Merit Medical Systems, Inc.(1)	200,050	6,741,685

7

	Shares	Value
Nevro Corp.(1)	45,949	$4,329,315
NuVasive, Inc.(1)	75,427	5,469,212
STERIS plc	54,602	4,029,627
		20,569,839
Health Care Providers and Services — 4.1%
Acadia Healthcare Co., Inc.(1)	75,894	3,307,461
Amedisys, Inc.(1)	74,634	4,045,163
American Renal Associates Holdings, Inc.(1)	163,525	2,814,265
HealthEquity, Inc.(1)	136,246	6,201,918
Tivity Health, Inc.(1)	241,487	8,113,963
		24,482,770
Health Care Technology — 1.7%
Cotiviti Holdings, Inc.(1)	118,673	4,959,344
Evolent Health, Inc.(1)	221,079	5,140,087
		10,099,431
Hotels, Restaurants and Leisure — 3.9%
Cedar Fair LP	84,625	6,065,074
ClubCorp Holdings, Inc.	243,237	3,271,537
Jack in the Box, Inc.	20,298	2,069,787
Papa John's International, Inc.	65,339	5,165,701
Planet Fitness, Inc., Class A	218,131	4,537,125
Texas Roadhouse, Inc.	45,651	2,140,119
		23,249,343
Household Durables — 0.8%
Installed Building Products, Inc.(1)	93,492	4,987,798
Insurance — 0.8%
James River Group Holdings Ltd.	114,907	5,005,349
Internet Software and Services — 7.0%
2U, Inc.(1)	157,448	7,148,139
Alarm.com Holdings, Inc.(1)	148,260	4,834,759
Five9, Inc.(1)	266,385	4,860,194
j2 Global, Inc.	47,747	4,308,689
LogMeIn, Inc.	83,033	9,382,729
Q2 Holdings, Inc.(1)	149,829	5,715,977
Shopify, Inc., Class A(1)	36,417	2,765,871
Wix.com Ltd.(1)	30,669	2,528,659
		41,545,017
IT Services — 3.6%
Acxiom Corp.(1)	218,525	6,315,372
Booz Allen Hamilton Holding Corp.	160,906	5,781,353
MAXIMUS, Inc.	67,025	4,087,855
Science Applications International Corp.	70,787	5,166,743
		21,351,323
Leisure Products — 0.8%
Brunswick Corp.	83,836	4,757,693
Life Sciences Tools and Services — 1.7%
Patheon NV(1)	167,344	4,503,227
PRA Health Sciences, Inc.(1)	84,338	5,394,258
		9,897,485
Machinery — 4.8%
CIRCOR International, Inc.	58,758	3,919,746

8

	Shares	Value
EnPro Industries, Inc.	93,305	$6,591,998
ITT, Inc.	118,938	5,010,858
John Bean Technologies Corp.	75,762	6,716,301
Mueller Water Products, Inc., Class A	242,968	2,733,390
Woodward, Inc.	51,659	3,495,765
		28,468,058
Media — 1.3%
AMC Entertainment Holdings, Inc., Class A	153,575	4,653,322
Emerald Expositions Events, Inc.(1)	46,317	903,182
Madison Square Garden Co. (The)(1)	11,959	2,412,967
		7,969,471
Multiline Retail — 0.8%
Ollie's Bargain Outlet Holdings, Inc.(1)	128,676	4,928,291
Oil, Gas and Consumable Fuels — 1.9%
Callon Petroleum Co.(1)	355,990	4,214,922
Eclipse Resources Corp.(1)	1,072,610	2,155,946
RSP Permian, Inc.(1)	124,700	4,744,835
		11,115,703
Paper and Forest Products — 0.7%
KapStone Paper and Packaging Corp.	188,729	3,980,295
Personal Products — 0.6%
Inter Parfums, Inc.	93,232	3,538,154
Pharmaceuticals — 4.2%
Aerie Pharmaceuticals, Inc.(1)	37,959	1,672,094
Catalent, Inc.(1)	336,769	9,860,596
Dermira, Inc.(1)	45,760	1,558,586
Horizon Pharma plc(1)	207,230	3,187,197
Impax Laboratories, Inc.(1)	74,801	1,050,954
Medicines Co. (The)(1)	56,676	2,795,260
Pacira Pharmaceuticals, Inc.(1)	42,005	2,039,343
Supernus Pharmaceuticals, Inc.(1)	53,601	1,747,393
Theravance Biopharma, Inc.(1)	25,887	1,044,023
		24,955,446
Real Estate Management and Development — 1.3%
FirstService Corp.	66,227	4,121,449
RE/MAX Holdings, Inc., Class A	60,835	3,598,390
		7,719,839
Road and Rail — 0.6%
Saia, Inc.(1)	74,013	3,563,726
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	233,709	3,108,330
Cavium, Inc.(1)	88,034	6,061,141
Inphi Corp.(1)	65,157	2,698,803
MACOM Technology Solutions Holdings, Inc.(1)	42,734	2,088,838
Microsemi Corp.(1)	184,639	8,666,955
Monolithic Power Systems, Inc.	66,285	6,065,077
		28,689,144
Software — 4.3%
Callidus Software, Inc.(1)	160,818	3,385,219
Proofpoint, Inc.(1)	41,336	3,115,494
RealPage, Inc.(1)	180,708	6,695,231
9

	Shares	Value
RingCentral, Inc., Class A(1)	226,084	$7,223,384
Tyler Technologies, Inc.(1)	31,286	5,118,077
		25,537,405
Specialty Retail — 1.4%
Burlington Stores, Inc.(1)	63,334	6,264,999
RH(1)	49,946	2,395,910
		8,660,909
Thrifts and Mortgage Finance — 1.1%
Essent Group Ltd.(1)	179,636	6,648,328
Trading Companies and Distributors — 2.8%
BMC Stock Holdings, Inc.(1)	228,807	5,331,203
MRC Global, Inc.(1)	272,180	4,961,841
SiteOne Landscape Supply, Inc.(1)	136,806	6,540,695
		16,833,739
TOTAL COMMON STOCKS (Cost $490,526,449)		583,892,843
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $5,867,412), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $5,753,999)		5,753,673
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $5,872,160), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $5,757,106)		5,757,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	85,339	85,339
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,596,012)		11,596,012
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $502,122,461)		595,488,855
OTHER ASSETS AND LIABILITIES — (0.1)%		(314,566)
TOTAL NET ASSETS — 100.0%		$595,174,289

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	722,186	USD	542,902	Morgan Stanley	6/30/17	$(13,387)
CAD	140,907	USD	105,336	Morgan Stanley	6/30/17	(2,022)
USD	4,178,468	CAD	5,583,579	Morgan Stanley	6/30/17	84,527
USD	5,913	CAD	7,924	Morgan Stanley	6/30/17	104
USD	158,103	CAD	212,787	Morgan Stanley	6/30/17	2,085
USD	118,475	CAD	161,528	Morgan Stanley	6/30/17	41
						$71,348

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $502,122,461)	$595,488,855
Receivable for investments sold	4,034,652
Receivable for capital shares sold	191,692
Unrealized appreciation on forward foreign currency exchange contracts	86,757
Dividends and interest receivable	129,184
599,931,140

Liabilities
Payable for investments purchased	3,628,083
Payable for capital shares redeemed	500,840
Unrealized depreciation on forward foreign currency exchange contracts	15,409
Accrued management fees	585,223
Distribution and service fees payable	27,296
4,756,851

Net Assets	$595,174,289

Net Assets Consist of:
Capital (par value and paid-in surplus)	$539,142,581
Accumulated net investment loss	(5,488,218)
Accumulated net realized loss	(31,917,816)
Net unrealized appreciation	93,437,742
$595,174,289

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$160,008,062	10,324,667	$15.50
I Class, $0.01 Par Value	$298,727,386	18,912,090	$15.80
Y Class, $0.01 Par Value	$5,177	326	$15.88
A Class, $0.01 Par Value	$91,139,018	6,051,086	$15.06*
C Class, $0.01 Par Value	$9,716,127	697,978	$13.92
R Class, $0.01 Par Value	$3,039,550	205,541	$14.79
R5 Class, $0.01 Par Value	$5,181	328	$15.80
R6 Class, $0.01 Par Value	$32,533,788	2,048,682	$15.88
*Maximum offering price $15.98 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,825)	$1,755,261
Interest	12,526
1,767,787

Expenses:
Management fees	3,489,463
Distribution and service fees:
A Class	112,927
C Class	48,048
R Class	7,260
Directors' fees and expenses	8,102
Other expenses	193
3,665,993

Net investment income (loss)	(1,898,206)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	22,594,581
Foreign currency transactions	53,379
22,647,960

Change in net unrealized appreciation (depreciation) on:
Investments	80,124,062
Translation of assets and liabilities in foreign currencies	28,533
80,152,595

Net realized and unrealized gain (loss)	102,800,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$100,902,349

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$(1,898,206)	$(4,169,510)
Net realized gain (loss)	22,647,960	24,815,641
Change in net unrealized appreciation (depreciation)	80,152,595	(31,010,506)
Net increase (decrease) in net assets resulting from operations	100,902,349	(10,364,375)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(32,445,521)	(30,017,121)

Redemption Fees
Increase in net assets from redemption fees	23,218	44,134

Net increase (decrease) in net assets	68,480,046	(40,337,362)

Net Assets
Beginning of period	526,694,243	567,031,605
End of period	$595,174,289	$526,694,243

Accumulated net investment loss	$(5,488,218)	$(3,590,012)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

14

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

Class	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.35%
I Class	0.900% to 1.300%	1.15%
Y Class	0.750% to 1.150%	1.00%
A Class	1.100% to 1.500%	1.35%
C Class	1.100% to 1.500%	1.35%
R Class	1.100% to 1.500%	1.35%
R5 Class	0.900% to 1.300%	1.15%
R6 Class	0.750% to 1.150%	1.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

16

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $878,959 and $557,918, respectively. The effect of interfund transactions on the Statement of Operations was $(13,306) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $204,170,283 and $232,999,458, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		160,000,000
Sold	1,382,835	$20,217,899	1,389,385	$17,147,388
Redeemed	(1,329,707)	(19,321,327)	(4,251,053)	(52,453,638)
	53,128	896,572	(2,861,668)	(35,306,250)
I Class/Shares Authorized	200,000,000		160,000,000
Sold	1,450,744	21,400,068	11,003,624	141,487,812
Redeemed	(2,927,284)	(43,558,744)	(9,909,515)	(122,997,407)
	(1,476,540)	(22,158,676)	1,094,109	18,490,405
Y Class/Shares Authorized	50,000,000		N/A
Sold	326	5,000
A Class/Shares Authorized	130,000,000		110,000,000
Sold	247,521	3,458,322	758,373	9,466,335
Redeemed	(1,066,306)	(15,032,545)	(2,030,654)	(24,473,819)
	(818,785)	(11,574,223)	(1,272,281)	(15,007,484)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	37,856	502,295	89,433	1,005,649
Redeemed	(121,511)	(1,599,393)	(270,189)	(3,060,448)
	(83,655)	(1,097,098)	(180,756)	(2,054,799)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	39,086	545,481	129,087	1,551,834
Redeemed	(49,021)	(679,268)	(83,700)	(1,004,939)
	(9,935)	(133,787)	45,387	546,895
R5 Class/Shares Authorized	50,000,000		N/A
Sold	328	5,000
R6 Class/Shares Authorized	50,000,000		45,000,000
Sold	498,113	7,630,950	1,096,234	14,013,731
Redeemed	(409,802)	(6,019,259)	(806,343)	(10,699,619)
	88,311	1,611,691	289,891	3,314,112
Net increase (decrease)	(2,246,822)	$(32,445,521)	(2,885,318)	$(30,017,121)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$579,771,394	$4,121,449	—
Temporary Cash Investments	85,339	11,510,673	—
	$579,856,733	$15,632,122	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$86,757	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$15,409	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,301,357.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $86,757 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $15,409 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $56,242 in net realized gain (loss) on foreign currency transactions and $28,533 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

18

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$503,883,304
Gross tax appreciation of investments	$104,479,431
Gross tax depreciation of investments	(12,873,880)
Net tax appreciation (depreciation) of investments	$91,605,551

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had accumulated short-term capital losses of $(51,937,215), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of October 31, 2016, the fund had late-year ordinary loss deferrals of $(3,547,198), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$12.96	(0.05)	2.59	2.54	—	$15.50	19.60%	1.35%(4)	(0.73)%(4)	36%	$160,008
2016	$13.06	(0.10)	—(5)	(0.10)	—	$12.96	(0.77)%	1.36%	(0.83)%	130%	$133,140
2015	$12.82	(0.13)	0.37	0.24	—	$13.06	1.87%	1.39%	(0.92)%	100%	$171,490
2014	$11.95	(0.11)	0.98	0.87	—	$12.82	7.28%	1.40%	(0.93)%	75%	$170,316
2013	$8.79	(0.05)	3.23	3.18	(0.02)	$11.95	36.23%	1.42%	(0.47)%	80%	$199,294
2012	$8.06	(0.01)	0.74	0.73	—	$8.79	9.06%	1.42%	(0.12)%	62%	$144,021
I Class(6)
2017(3)	$13.20	(0.04)	2.64	2.60	—	$15.80	19.70%	1.15%(4)	(0.53)%(4)	36%	$298,727
2016	$13.27	(0.08)	0.01	(0.07)	—	$13.20	(0.53)%	1.16%	(0.63)%	130%	$269,094
2015	$13.01	(0.10)	0.36	0.26	—	$13.27	2.00%	1.17%	(0.70)%	100%	$256,001
2014	$12.10	(0.09)	1.00	0.91	—	$13.01	7.52%	1.20%	(0.73)%	75%	$72,542
2013	$8.88	(0.02)	3.26	3.24	(0.02)	$12.10	36.61%	1.22%	(0.27)%	80%	$103,520
2012	$8.13	0.01	0.74	0.75	—	$8.88	9.23%	1.22%	0.08%	62%	$96,092
Y Class
2017(7)	$15.34	(0.01)	0.55	0.54	—	$15.88	3.52%	1.00%(4)	(0.89)%(4)	36%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$12.61	(0.07)	2.52	2.45	—	$15.06	19.43%	1.60%(4)	(0.98)%(4)	36%	$91,139
2016	$12.74	(0.13)	—(5)	(0.13)	—	$12.61	(1.02)%	1.61%	(1.08)%	130%	$86,651
2015	$12.54	(0.16)	0.36	0.20	—	$12.74	1.59%	1.64%	(1.17)%	100%	$103,713
2014	$11.72	(0.14)	0.96	0.82	—	$12.54	7.00%	1.65%	(1.18)%	75%	$100,051
2013	$8.63	(0.07)	3.17	3.10	(0.01)	$11.72	36.00%	1.67%	(0.72)%	80%	$114,080
2012	$7.94	(0.03)	0.72	0.69	—	$8.63	8.69%	1.67%	(0.37)%	62%	$98,665
C Class
2017(3)	$11.70	(0.11)	2.33	2.22	—	$13.92	18.97%	2.35%(4)	(1.73)%(4)	36%	$9,716
2016	$11.91	(0.21)	—(5)	(0.21)	—	$11.70	(1.68)%	2.36%	(1.83)%	130%	$9,146
2015	$11.81	(0.24)	0.34	0.10	—	$11.91	0.76%	2.39%	(1.92)%	100%	$11,458
2014	$11.12	(0.22)	0.91	0.69	—	$11.81	6.21%	2.40%	(1.93)%	75%	$11,727
2013	$8.24	(0.14)	3.02	2.88	—	$11.12	34.95%	2.42%	(1.47)%	80%	$13,171
2012	$7.63	(0.09)	0.70	0.61	—	$8.24	7.99%	2.42%	(1.12)%	62%	$11,291
R Class
2017(3)	$12.40	(0.08)	2.47	2.39	—	$14.79	19.27%	1.85%(4)	(1.23)%(4)	36%(8)	$3,040
2016	$12.55	(0.16)	0.01	(0.15)	—	$12.40	(1.20)%	1.86%	(1.33)%	130%	$2,672
2015	$12.39	(0.19)	0.35	0.16	—	$12.55	1.29%	1.89%	(1.42)%	100%	$2,135
2014	$11.61	(0.17)	0.95	0.78	—	$12.39	6.72%	1.90%	(1.43)%	75%	$1,373
2013	$8.56	(0.10)	3.16	3.06	(0.01)	$11.61	35.73%	1.92%	(0.97)%	80%	$2,022
2012	$7.89	(0.04)	0.71	0.67	—	$8.56	8.49%	1.92%	(0.62)%	62%	$1,570

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(7)	$15.26	(0.01)	0.55	0.54	—	$15.80	3.54%	1.15%(4)	(1.04)%(4)	36%(8)	$5
R6 Class
2017(3)	$13.26	(0.03)	2.65	2.62	—	$15.88	19.76%	1.00%(4)	(0.38)%(4)	36%	$32,534
2016	$13.31	(0.06)	0.01	(0.05)	—	$13.26	(0.38)%	1.01%	(0.48)%	130%	$25,992
2015	$13.03	(0.08)	0.36	0.28	—	$13.31	2.15%	1.04%	(0.57)%	100%	$22,235
2014	$12.10	(0.08)	1.01	0.93	—	$13.03	7.69%	1.07%	(0.60)%	75%	$18,447
2013(9)	$11.33	(0.02)	0.79	0.77	—	$12.10	6.80%	1.05%(4)	(0.55)%(4)	80%(10)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Amount is less than $0.005.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 1706

Semiannual Report

April 30, 2017

Sustainable Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc.*	3.9%
JPMorgan Chase & Co.	3.8%
3M Co.	3.3%
Prologis, Inc.	2.7%
Microsoft Corp.	2.6%
Comcast Corp., Class A	2.6%
PepsiCo, Inc.	2.6%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.4%
Amazon.com, Inc.	2.3%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	7.8%
Software	5.7%
Internet Software and Services	5.1%
Semiconductors and Semiconductor Equipment	4.2%
IT Services	3.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Exchange-Traded Funds	0.6%
Total Equity Exposure	99.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,133.00	$5.24	0.99%
I Class	$1,000	$1,134.50	$4.18	0.79%
Y Class	$1,000	$1,021.80(2)	$0.37(3)	0.64%
A Class	$1,000	$1,131.60	$6.55	1.24%
C Class	$1,000	$1,127.80	$10.50	1.99%
R Class	$1,000	$1,130.40	$7.87	1.49%
R5 Class	$1,000	$1,021.80(2)	$0.46(3)	0.79%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
I Class	$1,000	$1,020.88	$3.96	0.79%
Y Class	$1,000	$1,021.62(4)	$3.21(4)	0.64%
A Class	$1,000	$1,018.65	$6.21	1.24%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%
R5 Class	$1,000	$1,020.88(4)	$3.96(4)	0.79%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.4%
Boeing Co. (The)	16,453	$3,041,008
Northrop Grumman Corp.	9,305	2,288,658
		5,329,666
Airlines — 1.2%
Delta Air Lines, Inc.	58,038	2,637,247
Automobiles — 0.5%
Ford Motor Co.	94,965	1,089,249
Banks — 7.8%
Bank of America Corp.	171,169	3,995,084
Citigroup, Inc.	80,097	4,735,335
JPMorgan Chase & Co.	96,916	8,431,692
		17,162,111
Beverages — 2.6%
PepsiCo, Inc.	49,841	5,645,988
Biotechnology — 3.1%
AbbVie, Inc.	18,215	1,201,097
Amgen, Inc.	10,587	1,729,069
Biogen, Inc.(1)	11,817	3,204,888
Incyte Corp.(1)	5,310	659,927
		6,794,981
Capital Markets — 1.1%
Ameriprise Financial, Inc.	11,636	1,487,662
Franklin Resources, Inc.	5,345	230,423
S&P Global, Inc.	5,351	718,051
		2,436,136
Chemicals — 2.5%
Dow Chemical Co. (The)	48,147	3,023,632
LyondellBasell Industries NV, Class A	5,715	484,403
Sherwin-Williams Co. (The)	5,632	1,884,918
		5,392,953
Communications Equipment — 3.8%
Cisco Systems, Inc.	157,053	5,350,796
Motorola Solutions, Inc.	34,064	2,928,482
		8,279,278
Containers and Packaging — 0.6%
International Paper Co.	24,033	1,297,061
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	21,079	835,361
CenturyLink, Inc.	24,030	616,850
Level 3 Communications, Inc.(1)	9,182	557,898
Verizon Communications, Inc.	24,492	1,124,428
		3,134,537
Electric Utilities — 0.1%
Exelon Corp.	7,235	250,548

6

	Shares	Value
Electrical Equipment — 0.9%
Eaton Corp. plc	27,379	$2,070,948
Energy Equipment and Services — 1.4%
Halliburton Co.	12,263	562,626
Schlumberger Ltd.	34,003	2,468,278
		3,030,904
Equity Real Estate Investment Trusts (REITs) — 3.5%
Prologis, Inc.	108,782	5,918,828
SBA Communications Corp.(1)	12,620	1,596,304
Simon Property Group, Inc.	965	159,476
		7,674,608
Food and Staples Retailing — 3.0%
CVS Health Corp.	38,877	3,205,020
Kroger Co. (The)	45,622	1,352,692
Wal-Mart Stores, Inc.	26,964	2,027,154
		6,584,866
Food Products — 1.5%
Archer-Daniels-Midland Co.	17,662	808,037
Campbell Soup Co.	9,880	568,495
Pinnacle Foods, Inc.	34,870	2,027,690
		3,404,222
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	14,919	651,065
Edwards Lifesciences Corp.(1)	28,598	3,136,343
Hologic, Inc.(1)	90,169	4,071,130
		7,858,538
Health Care Providers and Services — 3.6%
Aetna, Inc.	28,492	3,848,415
Express Scripts Holding Co.(1)	33,213	2,037,285
UnitedHealth Group, Inc.	11,630	2,033,854
		7,919,554
Hotels, Restaurants and Leisure — 0.7%
Royal Caribbean Cruises Ltd.	5,826	621,052
Starbucks Corp.	13,626	818,377
		1,439,429
Household Products — 1.1%
Procter & Gamble Co. (The)	27,605	2,410,745
Industrial Conglomerates — 3.3%
3M Co.	37,659	7,374,762
Insurance — 2.7%
Aflac, Inc.	15,772	1,181,007
Prudential Financial, Inc.	1,855	198,541
Travelers Cos., Inc. (The)	38,132	4,639,139
		6,018,687
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	5,417	5,010,671
Expedia, Inc.	7,525	1,006,243
		6,016,914
Internet Software and Services — 5.1%
Alphabet, Inc., Class A(1)	6,901	6,380,113
Alphabet, Inc., Class C(1)	2,489	2,254,934

7

	Shares	Value
Facebook, Inc., Class A(1)	14,466	$2,173,517
IAC/InterActiveCorp(1)	5,006	415,548
		11,224,112
IT Services — 3.8%
Accenture plc, Class A	31,442	3,813,914
Alliance Data Systems Corp.	5,179	1,292,834
Visa, Inc., Class A	36,222	3,304,171
		8,410,919
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	32,280	1,777,014
Machinery — 3.4%
Caterpillar, Inc.	41,029	4,195,625
Cummins, Inc.	11,470	1,731,282
Parker-Hannifin Corp.	9,681	1,556,705
		7,483,612
Media — 3.2%
Comcast Corp., Class A	145,198	5,690,310
Time Warner, Inc.	13,043	1,294,778
		6,985,088
Multi-Utilities — 0.7%
DTE Energy Co.	14,239	1,489,257
Multiline Retail — 1.5%
Target Corp.	60,458	3,376,579
Oil, Gas and Consumable Fuels — 3.0%
Concho Resources, Inc.(1)	2,942	372,634
ConocoPhillips	42,450	2,033,779
EOG Resources, Inc.	13,504	1,249,120
Marathon Petroleum Corp.	22,966	1,169,888
Occidental Petroleum Corp.	11,997	738,295
Valero Energy Corp.	16,832	1,087,516
		6,651,232
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	48,248	2,704,300
Johnson & Johnson	29,933	3,695,828
Merck & Co., Inc.	7,281	453,825
		6,853,953
Professional Services — 1.6%
ManpowerGroup, Inc.	35,887	3,623,869
Road and Rail — 0.3%
Ryder System, Inc.	9,644	654,924
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	84,327	3,424,520
Intel Corp.	91,243	3,298,434
QUALCOMM, Inc.	32,108	1,725,484
Texas Instruments, Inc.	11,169	884,361
		9,332,799
Software — 5.7%
Adobe Systems, Inc.(1)	14,831	1,983,498
Electronic Arts, Inc.(1)	10,099	957,587
Microsoft Corp.	83,844	5,739,960
Oracle Corp. (New York)	57,334	2,577,737

8

	Shares	Value
Red Hat, Inc.(1)	13,944	$1,228,188
		12,486,970
Specialty Retail — 3.5%
Home Depot, Inc. (The)	33,366	5,208,433
Lowe's Cos., Inc.	1,377	116,880
O'Reilly Automotive, Inc.(1)	8,517	2,113,493
Ross Stores, Inc.	4,954	322,010
		7,760,816
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	28,259	4,059,405
HP, Inc.	64,078	1,205,948
		5,265,353
Tobacco — 1.3%
Philip Morris International, Inc.	25,732	2,852,135
TOTAL COMMON STOCKS (Cost $169,571,512)		217,482,564
EXCHANGE-TRADED FUNDS — 0.6%
SPDR S&P 500 ETF Trust (Cost $1,323,841)	5,639	1,342,533
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $914,559), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $896,881)		896,830
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $918,322), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $897,016)		897,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,043	1,043
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,794,873)		1,794,873
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $172,690,226)		220,619,970
OTHER ASSETS AND LIABILITIES — (0.1)%		(116,636)
TOTAL NET ASSETS — 100.0%		$220,503,334

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $172,690,226)	$220,619,970
Receivable for capital shares sold	236,167
Dividends and interest receivable	252,123
221,108,260

Liabilities
Payable for capital shares redeemed	392,108
Accrued management fees	176,181
Distribution and service fees payable	36,637
604,926

Net Assets	$220,503,334

Net Assets Consist of:
Capital (par value and paid-in surplus)	$170,291,640
Undistributed net investment income	499,756
Undistributed net realized gain	1,782,194
Net unrealized appreciation	47,929,744
$220,503,334

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$94,730,914	3,888,582	$24.36
I Class, $0.01 Par Value	$6,337,889	259,672	$24.41
Y Class, $0.01 Par Value	$5,102	209	$24.41
A Class, $0.01 Par Value	$96,601,120	3,975,018	$24.30*
C Class, $0.01 Par Value	$18,804,058	785,237	$23.95
R Class, $0.01 Par Value	$4,019,149	166,077	$24.20
R5 Class, $0.01 Par Value	$5,102	209	$24.41
*Maximum offering price $25.78 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,203,935
Interest	1,544
2,205,479

Expenses:
Management fees	1,057,603
Distribution and service fees:
A Class	121,229
C Class	94,427
R Class	9,579
Directors' fees and expenses	3,075
Other expenses	742
1,286,655

Net investment income (loss)	918,824

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,311,248
Change in net unrealized appreciation (depreciation) on investments	21,630,379

Net realized and unrealized gain (loss)	25,941,627

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,860,451

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$918,824	$2,215,677
Net realized gain (loss)	4,311,248	36,997,341
Change in net unrealized appreciation (depreciation)	21,630,379	(38,849,766)
Net increase (decrease) in net assets resulting from operations	26,860,451	363,252

Distributions to Shareholders
From net investment income:
Investor Class	(1,035,045)	(1,002,434)
I Class	(86,690)	(177,843)
A Class	(912,366)	(975,431)
C Class	(30,542)	(16,625)
R Class	(25,123)	(31,720)
Decrease in net assets from distributions	(2,089,766)	(2,204,053)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,511,909)	(43,272,294)

Net increase (decrease) in net assets	7,258,776	(45,113,095)

Net Assets
Beginning of period	213,244,558	258,357,653
End of period	$220,503,334	$213,244,558

Undistributed net investment income	$499,756	$1,670,698

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It

14

is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.99%
I Class	0.600% to 0.790%	0.79%
Y Class	0.450% to 0.640%	0.64%
A Class	0.800% to 0.990%	0.99%
C Class	0.800% to 0.990%	0.99%
R Class	0.800% to 0.990%	0.99%
R5 Class	0.600% to 0.790%	0.79%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $606,890 and $108,319, respectively. The effect of interfund transactions on the Statement of Operations was $32,470 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $17,885,613 and $36,515,637, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		140,000,000
Sold	657,402	$15,341,847	1,315,790	$27,773,723
Issued in reinvestment of distributions	40,885	941,572	44,610	939,045
Redeemed	(849,462)	(19,609,907)	(1,687,573)	(35,290,320)
	(151,175)	(3,326,488)	(327,173)	(6,577,552)
I Class/Shares Authorized	20,000,000		20,000,000
Sold	73,010	1,709,682	177,059	3,608,045
Issued in reinvestment of distributions	3,759	86,690	8,437	177,843
Redeemed	(75,521)	(1,776,408)	(571,756)	(12,085,552)
	1,248	19,964	(386,260)	(8,299,664)
Y Class/Shares Authorized	50,000,000		N/A
Sold	209	5,000
A Class/Shares Authorized	120,000,000		140,000,000
Sold	126,183	2,930,560	316,665	6,681,629
Issued in reinvestment of distributions	37,477	861,603	43,720	918,990
Redeemed	(665,337)	(15,395,163)	(1,530,482)	(32,046,890)
	(501,677)	(11,603,000)	(1,170,097)	(24,446,271)
C Class/Shares Authorized	40,000,000		40,000,000
Sold	31,530	719,077	140,148	2,911,206
Issued in reinvestment of distributions	1,095	24,880	636	13,209
Redeemed	(123,627)	(2,828,532)	(252,386)	(5,252,976)
	(91,002)	(2,084,575)	(111,602)	(2,328,561)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	16,119	373,510	62,022	1,307,560
Issued in reinvestment of distributions	1,096	25,123	1,514	31,720
Redeemed	(40,924)	(926,443)	(137,016)	(2,959,526)
	(23,709)	(527,810)	(73,480)	(1,620,246)
R5 Class/Shares Authorized	50,000,000		N/A
Sold	209	5,000
Net increase (decrease)	(765,897)	$(17,511,909)	(2,068,612)	$(43,272,294)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$217,482,564	—	—
Exchange-Traded Funds	1,342,533	—	—
Temporary Cash Investments	1,043	$1,793,830	—
	$218,826,140	$1,793,830	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$173,704,431
Gross tax appreciation of investments	$50,774,933
Gross tax depreciation of investments	(3,859,394)
Net tax appreciation (depreciation) of investments	$46,915,539

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had accumulated short-term capital losses of $1,473,503, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$21.75	0.12	2.76	2.88	(0.27)	$24.36	13.30%	0.99%(4)	1.06%(4)	8%	$94,731
2016	$21.77	0.25	(0.04)	0.21	(0.23)	$21.75	0.99%	0.99%	1.18%	71%	$87,865
2015	$21.31	0.26	0.46	0.72	(0.26)	$21.77	3.51%	0.99%	1.23%	33%	$95,072
2014	$18.41	0.24	2.88	3.12	(0.22)	$21.31	17.06%	1.00%	1.19%	41%	$77,015
2013	$14.82	0.23	3.55	3.78	(0.19)	$18.41	25.83%	1.01%	1.44%	36%	$68,416
2012	$12.97	0.20	1.81	2.01	(0.16)	$14.82	15.65%	1.01%	1.39%	18%	$38,250
I Class(5)
2017(3)	$21.81	0.14	2.77	2.91	(0.31)	$24.41	13.45%	0.79%(4)	1.26%(4)	8%	$6,338
2016	$21.84	0.29	(0.05)	0.24	(0.27)	$21.81	1.19%	0.79%	1.38%	71%	$5,637
2015	$21.37	0.31	0.47	0.78	(0.31)	$21.84	3.66%	0.79%	1.43%	33%	$14,077
2014	$18.47	0.28	2.88	3.16	(0.26)	$21.37	17.29%	0.80%	1.39%	41%	$10,731
2013	$14.85	0.27	3.55	3.82	(0.20)	$18.47	26.06%	0.81%	1.64%	36%	$10,451
2012	$12.99	0.21	1.83	2.04	(0.18)	$14.85	15.93%	0.81%	1.59%	18%	$9,225
Y Class
2017(6)	$23.89	0.01	0.51	0.52	—	$24.41	2.18%	0.64%(4)	0.80%(4)	8%(7)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$21.67	0.09	2.75	2.84	(0.21)	$24.30	13.16%	1.24%(4)	0.81%(4)	8%	$96,601
2016	$21.69	0.20	(0.05)	0.15	(0.17)	$21.67	0.74%	1.24%	0.93%	71%	$97,012
2015	$21.23	0.21	0.46	0.67	(0.21)	$21.69	3.21%	1.24%	0.98%	33%	$122,492
2014	$18.35	0.19	2.86	3.05	(0.17)	$21.23	16.76%	1.25%	0.94%	41%	$116,462
2013	$14.80	0.20	3.53	3.73	(0.18)	$18.35	25.51%	1.26%	1.19%	36%	$119,358
2012	$12.94	0.16	1.82	1.98	(0.12)	$14.80	15.48%	1.26%	1.14%	18%	$105,718
C Class
2017(3)	$21.27	0.01	2.71	2.72	(0.04)	$23.95	12.78%	1.99%(4)	0.06%(4)	8%	$18,804
2016	$21.29	0.04	(0.04)	—(8)	(0.02)	$21.27	(0.02)%	1.99%	0.18%	71%	$18,640
2015	$20.84	0.05	0.45	0.50	(0.05)	$21.29	2.42%	1.99%	0.23%	33%	$21,036
2014	$18.01	0.04	2.82	2.86	(0.03)	$20.84	15.90%	2.00%	0.19%	41%	$16,777
2013	$14.61	0.07	3.48	3.55	(0.15)	$18.01	24.54%	2.01%	0.44%	36%	$16,679
2012	$12.78	0.05	1.81	1.86	(0.03)	$14.61	14.59%	2.01%	0.39%	18%	$14,967
R Class
2017(3)	$21.55	0.06	2.74	2.80	(0.15)	$24.20	13.04%	1.49%(4)	0.56%(4)	8%	$4,019
2016	$21.58	0.14	(0.05)	0.09	(0.12)	$21.55	0.44%	1.49%	0.68%	71%	$4,090
2015	$21.11	0.16	0.47	0.63	(0.16)	$21.58	3.01%	1.49%	0.73%	33%	$5,680
2014	$18.25	0.14	2.84	2.98	(0.12)	$21.11	16.45%	1.50%	0.69%	41%	$5,294
2013	$14.74	0.15	3.53	3.68	(0.17)	$18.25	25.25%	1.51%	0.94%	36%	$5,000
2012	$12.90	0.13	1.80	1.93	(0.09)	$14.74	15.09%	1.51%	0.89%	18%	$2,817
R5 Class
2017(6)	$23.89	0.01	0.51	0.52	—	$24.41	2.18%	0.79%(4)	0.65%(4)	8%(7)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(8)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 1706

Semiannual Report

April 30, 2017

Ultra® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	9.0%
Alphabet, Inc.*	6.7%
Amazon.com, Inc.	4.8%
Facebook, Inc., Class A	4.4%
Visa, Inc., Class A	3.6%
UnitedHealth Group, Inc.	3.5%
Mastercard, Inc., Class A	2.9%
Intuitive Surgical, Inc.	2.7%
Celgene Corp.	2.7%
Time Warner, Inc.	2.5%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	12.7%
Technology Hardware, Storage and Peripherals	9.0%
Biotechnology	7.0%
IT Services	6.8%
Internet and Direct Marketing Retail	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,150.70	$5.23	0.98%
I Class	$1,000	$1,151.60	$4.16	0.78%
Y Class	$1,000	$1,029.90(2)	$0.37(3)	0.63%
A Class	$1,000	$1,149.00	$6.55	1.23%
C Class	$1,000	$1,144.80	$10.53	1.98%
R Class	$1,000	$1,147.40	$7.88	1.48%
R5 Class	$1,000	$1,029.70(2)	$0.46(3)	0.78%
R6 Class	$1,000	$1,152.40	$3.36	0.63%
Hypothetical
Investor Class	$1,000	$1,019.94	$4.91	0.98%
I Class	$1,000	$1,020.93	$3.91	0.78%
Y Class	$1,000	$1,021.67(4)	$3.16(4)	0.63%
A Class	$1,000	$1,018.70	$6.16	1.23%
C Class	$1,000	$1,014.98	$9.89	1.98%
R Class	$1,000	$1,017.46	$7.40	1.48%
R5 Class	$1,000	$1,020.93(4)	$3.91(4)	0.78%
R6 Class	$1,000	$1,021.67	$3.16	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.5%
Boeing Co. (The)	1,092,000	$201,834,360
United Technologies Corp.	1,006,000	119,703,940
		321,538,300
Automobiles — 1.7%
Tesla, Inc.(1)	478,000	150,125,460
Banks — 2.7%
JPMorgan Chase & Co.	1,800,000	156,600,000
U.S. Bancorp	1,720,000	88,201,600
		244,801,600
Beverages — 1.8%
Boston Beer Co., Inc. (The), Class A(1)	220,000	31,757,000
Constellation Brands, Inc., Class A	753,000	129,922,620
		161,679,620
Biotechnology — 7.0%
Celgene Corp.(1)	1,984,000	246,115,200
Gilead Sciences, Inc.	1,605,000	110,022,750
Ionis Pharmaceuticals, Inc.(1)	728,000	35,082,320
Kite Pharma, Inc.(1)	340,000	27,907,200
Regeneron Pharmaceuticals, Inc.(1)	485,000	188,417,650
Spark Therapeutics, Inc.(1)	386,000	22,376,420
		629,921,540
Chemicals — 2.8%
Ecolab, Inc.	945,000	121,990,050
Monsanto Co.	862,000	100,517,820
PPG Industries, Inc.	287,000	31,524,080
		254,031,950
Electrical Equipment — 0.8%
Acuity Brands, Inc.	404,000	71,144,400
Electronic Equipment, Instruments and Components — 0.5%
Yaskawa Electric Corp.	2,409,000	46,008,172
Energy Equipment and Services — 0.7%
Core Laboratories NV	549,000	60,840,180
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	914,000	162,253,280
Food Products — 0.1%
Hershey Co. (The)	91,000	9,846,200
Health Care Equipment and Supplies — 3.8%
ABIOMED, Inc.(1)	159,000	20,720,880
Edwards Lifesciences Corp.(1)	484,000	53,080,280
IDEXX Laboratories, Inc.(1)	159,000	26,669,070
Intuitive Surgical, Inc.(1)	295,342	246,867,518
		347,337,748
Health Care Providers and Services — 4.2%
Cigna Corp.	398,000	62,235,260
6

	Shares	Value
UnitedHealth Group, Inc.	1,832,000	$320,380,160
		382,615,420
Health Care Technology — 0.5%
Cerner Corp.(1)	651,000	42,152,250
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	97,000	46,023,590
Starbucks Corp.	3,007,000	180,600,420
Wynn Resorts Ltd.	574,000	70,607,740
		297,231,750
Insurance — 1.4%
MetLife, Inc.	2,370,000	122,789,700
Internet and Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)	474,000	438,445,260
Netflix, Inc.(1)	649,000	98,777,800
		537,223,060
Internet Software and Services — 12.7%
Alphabet, Inc., Class A(1)	316,058	292,201,942
Alphabet, Inc., Class C(1)	350,000	317,086,000
Baidu, Inc. ADR(1)	308,000	55,510,840
Facebook, Inc., Class A(1)	2,639,000	396,509,750
Tencent Holdings Ltd.	2,779,000	86,960,422
		1,148,268,954
IT Services — 6.8%
Mastercard, Inc., Class A	2,237,123	260,222,147
PayPal Holdings, Inc.(1)	500,000	23,860,000
Visa, Inc., Class A	3,606,000	328,939,320
		613,021,467
Machinery — 3.9%
Cummins, Inc.	617,000	93,129,980
Donaldson Co., Inc.	675,000	31,239,000
WABCO Holdings, Inc.(1)	841,000	99,969,670
Wabtec Corp.	1,593,000	133,636,770
		357,975,420
Media — 5.3%
Scripps Networks Interactive, Inc., Class A	879,000	65,678,880
Time Warner, Inc.	2,259,000	224,250,930
Walt Disney Co. (The)	1,651,000	190,855,600
		480,785,410
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	323,000	40,911,180
EOG Resources, Inc.	813,000	75,202,500
		116,113,680
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,792,000	156,154,880
Pharmaceuticals — 0.8%
Eli Lilly & Co.	52,000	4,267,120
Pfizer, Inc.	2,053,000	69,637,760
		73,904,880
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	742,000	66,527,720

7

	Shares	Value
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	745,000	$56,769,000
Maxim Integrated Products, Inc.	1,555,000	68,653,250
Xilinx, Inc.	1,320,617	83,344,139
		208,766,389
Software — 5.0%
Adobe Systems, Inc.(1)	175,000	23,404,500
Microsoft Corp.	3,062,000	209,624,520
salesforce.com, Inc.(1)	1,733,000	149,245,960
Splunk, Inc.(1)	594,000	38,200,140
Tableau Software, Inc., Class A(1)	671,000	36,019,280
		456,494,400
Specialty Retail — 4.4%
L Brands, Inc.	584,000	30,841,040
O'Reilly Automotive, Inc.(1)	485,000	120,352,750
Ross Stores, Inc.	818,000	53,170,000
TJX Cos., Inc. (The)	2,487,000	195,577,680
		399,941,470
Technology Hardware, Storage and Peripherals — 9.0%
Apple, Inc.	5,654,953	812,333,998
Textiles, Apparel and Luxury Goods — 1.2%
NIKE, Inc., Class B	1,992,009	110,377,219
Tobacco — 1.6%
Philip Morris International, Inc.	1,311,000	145,311,240
TOTAL COMMON STOCKS (Cost $3,932,492,778)		8,987,517,757
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $21,157,451), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $20,748,495)		20,747,319
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $21,177,530), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $20,760,381)		20,760,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,716	26,716
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,534,035)		41,534,035
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,974,026,813)		9,029,051,792
OTHER ASSETS AND LIABILITIES — 0.3%		27,152,395
TOTAL NET ASSETS — 100.0%		$9,056,204,187

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	69,346,200	USD	627,227	Credit Suisse AG	6/30/17	$(3,679)
USD	9,793,940	JPY	1,097,896,800	Credit Suisse AG	6/30/17	(78,146)
USD	642,335	JPY	71,006,950	Credit Suisse AG	6/30/17	3,854
USD	618,146	JPY	67,353,650	Credit Suisse AG	6/30/17	12,514
USD	938,816	JPY	101,956,050	Credit Suisse AG	6/30/17	22,046
USD	2,715,377	JPY	301,814,100	Credit Suisse AG	6/30/17	1,520
USD	1,684,798	JPY	187,286,400	Credit Suisse AG	6/30/17	754
						$(41,137)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,974,026,813)	$9,029,051,792
Receivable for investments sold	51,363,632
Receivable for capital shares sold	1,896,714
Unrealized appreciation on forward foreign currency exchange contracts	40,688
Dividends and interest receivable	1,894,164
9,084,246,990

Liabilities
Payable for investments purchased	18,193,676
Payable for capital shares redeemed	2,729,704
Unrealized depreciation on forward foreign currency exchange contracts	81,825
Accrued management fees	7,017,486
Distribution and service fees payable	20,112
28,042,803

Net Assets	$9,056,204,187

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,636,560,368
Undistributed net investment income	6,745,095
Undistributed net realized gain	357,893,415
Net unrealized appreciation	5,055,005,309
$9,056,204,187

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$8,646,177,984	219,793,597	$39.34
I Class, $0.01 Par Value	$209,270,737	5,157,231	$40.58
Y Class, $0.01 Par Value	$5,154	127	$40.58
A Class, $0.01 Par Value	$70,773,415	1,872,070	$37.80*
C Class, $0.01 Par Value	$3,580,083	109,251	$32.77
R Class, $0.01 Par Value	$10,044,723	271,452	$37.00
R5 Class, $0.01 Par Value	$5,154	127	$40.58
R6 Class, $0.01 Par Value	$116,346,937	2,867,652	$40.57
*Maximum offering price $40.11 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $86,378)	$47,651,350
Interest	65,260
47,716,610

Expenses:
Management fees	40,722,362
Distribution and service fees:
A Class	75,606
C Class	16,845
R Class	23,419
Directors' fees and expenses	120,180
Other expenses	166
40,958,578

Net investment income (loss)	6,758,032

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	375,510,450
Foreign currency transactions	74,630
375,585,080

Change in net unrealized appreciation (depreciation) on:
Investments	815,587,065
Translation of assets and liabilities in foreign currencies	56,075
815,643,140

Net realized and unrealized gain (loss)	1,191,228,220

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,197,986,252

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$6,758,032	$15,142,479
Net realized gain (loss)	375,585,080	366,260,214
Change in net unrealized appreciation (depreciation)	815,643,140	(397,815,232)
Net increase (decrease) in net assets resulting from operations	1,197,986,252	(16,412,539)

Distributions to Shareholders
From net investment income:
Investor Class	(22,034,029)	(17,978,057)
I Class	(936,176)	(931,198)
A Class	(16,542)	—
R6 Class	(510,662)	(211,120)
From net realized gains:
Investor Class	(343,677,983)	(396,365,081)
I Class	(8,476,528)	(10,890,656)
A Class	(2,668,802)	(3,822,340)
C Class	(170,965)	(191,807)
R Class	(428,166)	(482,530)
R6 Class	(3,517,159)	(1,825,199)
Decrease in net assets from distributions	(382,437,012)	(432,697,988)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	97,071,380	(8,028,452)

Net increase (decrease) in net assets	912,620,620	(457,138,979)

Net Assets
Beginning of period	8,143,583,567	8,600,722,546
End of period	$9,056,204,187	$8,143,583,567

Undistributed net investment income	$6,745,095	$23,484,472

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

13

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.98%
I Class	0.600% to 0.790%	0.78%
Y Class	0.450% to 0.640%	0.63%
A Class	0.800% to 0.990%	0.98%
C Class	0.800% to 0.990%	0.98%
R Class	0.800% to 0.990%	0.98%
R5 Class	0.600% to 0.790%	0.78%
R6 Class	0.450% to 0.640%	0.63%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $22,922,194 and $4,873,180, respectively. The effect of interfund transactions on the Statement of Operations was $(293,638) in net realized gain (loss) on investment transactions.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $748,235,185 and $931,855,325, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,350,000,000		3,400,000,000
Sold	3,124,436	$116,025,273	6,003,589	$209,184,788
Issued in reinvestment of distributions	9,969,759	353,029,181	11,470,135	400,537,097
Redeemed	(10,698,073)	(392,322,775)	(18,890,025)	(662,960,210)
	2,396,122	76,731,679	(1,416,301)	(53,238,325)
I Class/Shares Authorized	130,000,000		200,000,000
Sold	175,900	6,714,847	1,213,416	45,659,701
Issued in reinvestment of distributions	252,374	9,211,667	322,809	11,601,769
Redeemed	(655,139)	(24,390,313)	(1,433,066)	(52,604,666)
	(226,865)	(8,463,799)	103,159	4,656,804
Y Class/Shares Authorized	50,000,000		N/A
Sold	127	5,000
A Class/Shares Authorized	70,000,000		80,000,000
Sold	447,196	16,080,765	728,373	24,333,624
Issued in reinvestment of distributions	73,609	2,507,131	108,105	3,636,643
Redeemed	(356,250)	(12,538,280)	(1,105,320)	(36,645,386)
	164,555	6,049,616	(268,842)	(8,675,119)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	21,261	660,202	49,793	1,497,508
Issued in reinvestment of distributions	5,087	150,568	5,377	159,439
Redeemed	(26,676)	(828,998)	(37,296)	(1,089,188)
	(328)	(18,228)	17,874	567,759
R Class/Shares Authorized	40,000,000		40,000,000
Sold	32,406	1,127,945	86,852	2,851,097
Issued in reinvestment of distributions	11,791	393,362	13,601	449,650
Redeemed	(41,068)	(1,425,463)	(100,941)	(3,320,102)
	3,129	95,844	(488)	(19,355)
R5 Class/Shares Authorized	50,000,000		N/A
Sold	127	5,000
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	760,860	28,383,457	1,491,438	55,368,124
Issued in reinvestment of distributions	110,442	4,027,821	56,706	2,036,319
Redeemed	(258,688)	(9,745,010)	(241,819)	(8,724,659)
	612,614	22,666,268	1,306,325	48,679,784
Net increase (decrease)	2,949,481	$97,071,380	(258,273)	$(8,028,452)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,854,549,163	$132,968,594	—
Temporary Cash Investments	26,716	41,507,319	—
	$8,854,575,879	$174,475,913	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$40,688	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$81,825	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $13,728,458.

The value of foreign currency risk derivative instruments as of April 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $40,688 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $81,825 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(41,137) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,991,893,406
Gross tax appreciation of investments	$5,055,778,778
Gross tax depreciation of investments	(18,620,392)
Net tax appreciation (depreciation) of investments	$5,037,158,386

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$35.83	0.03	5.18	5.21	(0.10)	(1.60)	(1.70)	$39.34	15.07%	0.98%(4)	0.98%(4)	0.15%(4)	0.15%(4)	9%	$8,646,178
2016	$37.81	0.06	(0.14)	(0.08)	(0.08)	(1.82)	(1.90)	$35.83	(0.06)%	0.98%	0.98%	0.19%	0.19%	18%	$7,790,085
2015	$37.20	0.08	3.18	3.26	(0.12)	(2.53)	(2.65)	$37.81	9.72%	0.98%	0.98%	0.22%	0.22%	16%	$8,273,589
2014	$33.56	0.10	4.96	5.06	(0.10)	(1.32)	(1.42)	$37.20	15.66%	1.00%	1.01%	0.29%	0.28%	16%	$7,981,781
2013	$25.68	0.15	7.86	8.01	(0.13)	—	(0.13)	$33.56	31.34%	0.99%	0.99%	0.52%	0.52%	26%	$7,338,222
2012	$23.42	0.06	2.20	2.26	—	—	—	$25.68	9.65%	0.99%	0.99%	0.26%	0.26%	13%	$6,194,268
I Class(5)
2017(3)	$36.95	0.07	5.34	5.41	(0.18)	(1.60)	(1.78)	$40.58	15.16%	0.78%(4)	0.78%(4)	0.35%(4)	0.35%(4)	9%	$209,271
2016	$38.93	0.14	(0.14)	—	(0.16)	(1.82)	(1.98)	$36.95	0.14%	0.78%	0.78%	0.39%	0.39%	18%	$198,930
2015	$38.22	0.16	3.27	3.43	(0.19)	(2.53)	(2.72)	$38.93	9.96%	0.78%	0.78%	0.42%	0.42%	16%	$205,574
2014	$34.44	0.17	5.10	5.27	(0.17)	(1.32)	(1.49)	$38.22	15.90%	0.80%	0.81%	0.49%	0.48%	16%	$214,464
2013	$26.32	0.17	8.10	8.27	(0.15)	—	(0.15)	$34.44	31.56%	0.79%	0.79%	0.72%	0.72%	26%	$202,118
2012	$23.95	0.12	2.25	2.37	—	—	—	$26.32	9.90%	0.79%	0.79%	0.46%	0.46%	13%	$52,362
Y Class
2017(7)	$39.40	(0.02)	1.20	1.18	—	—	—	$40.58	2.99%	0.63%(4)	0.63%(4)	(0.56)%(4)	(0.56)%(4)	9%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$34.45	(0.02)	4.98	4.96	(0.01)	(1.60)	(1.61)	$37.80	14.90%	1.23%(4)	1.23%(4)	(0.10)%(4)	(0.10)%(4)	9%	$70,773
2016	$36.43	(0.02)	(0.14)	(0.16)	—	(1.82)	(1.82)	$34.45	(0.31)%	1.23%	1.23%	(0.06)%	(0.06)%	18%	$58,829
2015	$35.94	(0.01)	3.06	3.05	(0.03)	(2.53)	(2.56)	$36.43	9.46%	1.23%	1.23%	(0.03)%	(0.03)%	16%	$72,004
2014	$32.46	0.01	4.81	4.82	(0.02)	(1.32)	(1.34)	$35.94	15.35%	1.25%	1.26%	0.04%	0.03%	16%	$71,650
2013	$24.89	0.08	7.60	7.68	(0.11)	—	(0.11)	$32.46	30.99%	1.24%	1.24%	0.27%	0.27%	26%	$71,063
2012	$22.75	—(6)	2.14	2.14	—	—	—	$24.89	9.41%	1.24%	1.24%	0.01%	0.01%	13%	$63,461
C Class
2017(3)	$30.17	(0.13)	4.33	4.20	—	(1.60)	(1.60)	$32.77	14.48%	1.98%(4)	1.98%(4)	(0.85)%(4)	(0.85)%(4)	9%	$3,580
2016	$32.36	(0.25)	(0.12)	(0.37)	—	(1.82)	(1.82)	$30.17	(1.03)%	1.98%	1.98%	(0.81)%	(0.81)%	18%	$3,306
2015	$32.41	(0.25)	2.73	2.48	—	(2.53)	(2.53)	$32.36	8.63%	1.98%	1.98%	(0.78)%	(0.78)%	16%	$2,968
2014	$29.60	(0.22)	4.35	4.13	—	(1.32)	(1.32)	$32.41	14.51%	2.00%	2.01%	(0.71)%	(0.72)%	16%	$2,482
2013	$22.83	(0.13)	6.96	6.83	(0.06)	—	(0.06)	$29.60	29.98%	1.99%	1.99%	(0.48)%	(0.48)%	26%	$2,077
2012	$21.02	(0.17)	1.98	1.81	—	—	—	$22.83	8.61%	1.99%	1.99%	(0.74)%	(0.74)%	13%	$1,464
R Class
2017(3)	$33.79	(0.06)	4.87	4.81	—	(1.60)	(1.60)	$37.00	14.74%	1.48%(4)	1.48%(4)	(0.35)%(4)	(0.35)%(4)	9%	$10,045
2016	$35.85	(0.10)	(0.14)	(0.24)	—	(1.82)	(1.82)	$33.79	(0.55)%	1.48%	1.48%	(0.31)%	(0.31)%	18%	$9,066
2015	$35.46	(0.10)	3.02	2.92	—	(2.53)	(2.53)	$35.85	9.19%	1.48%	1.48%	(0.28)%	(0.28)%	16%	$9,637
2014	$32.10	(0.08)	4.76	4.68	—	(1.32)	(1.32)	$35.46	15.08%	1.50%	1.51%	(0.21)%	(0.22)%	16%	$7,983
2013	$24.66	0.01	7.53	7.54	(0.10)	—	(0.10)	$32.10	30.66%	1.49%	1.49%	0.02%	0.02%	26%	$6,556
2012	$22.60	(0.06)	2.12	2.06	—	—	—	$24.66	9.12%	1.49%	1.49%	(0.24)%	(0.24)%	13%	$5,595

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(7)	$39.41	(0.02)	1.19	1.17	—	—	—	$40.58	2.97%	0.78%(4)	0.78%(4)	(0.71)%(4)	(0.71)%(4)	9%(8)	$5
R6 Class
2017(3)	$36.97	0.09	5.34	5.43	(0.23)	(1.60)	(1.83)	$40.57	15.24%	0.63%(4)	0.63%(4)	0.50%(4)	0.50%(4)	9%	$116,347
2016	$38.95	0.17	(0.12)	0.05	(0.21)	(1.82)	(2.03)	$36.97	0.29%	0.63%	0.63%	0.54%	0.54%	18%	$83,367
2015	$38.25	0.20	3.28	3.48	(0.25)	(2.53)	(2.78)	$38.95	10.12%	0.63%	0.63%	0.57%	0.57%	16%	$36,951
2014	$34.46	0.05	5.28	5.33	(0.22)	(1.32)	(1.54)	$38.25	16.06%	0.65%	0.66%	0.64%	0.63%	16%	$23,684
2013(9)	$31.57	0.05	2.84	2.89	—	—	—	$34.46	9.15%	0.63%(4)	0.64%(4)	0.61%(4)	0.60%(4)	26%(10)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 1706

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2017